UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: February 29, 2016

Date of reporting period: February 29, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

About American Beacon Advisors	Contents
Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management. Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.	President’s Message	1
	Performance Overviews	2
	Schedules of Investments:
	The London Company Income Equity Fund	12
	Sound Point Floating Rate Income Fund	14
	Zebra Small Cap Equity Fund	18
	SiM High Yield Opportunities Fund	23
	Financial Statements	28
	Notes to the Financial Statements	33
	Financial Highlights	59
	Additional Information	Back Cover

THE LONDON COMPANY INCOME EQUITY FUND

Investing in small- and medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in dividend-paying stocks may result in less earnings growth or capital appreciation than investing in non-dividend paying stocks. The use of fixed-income securities entails interest rate and credit risks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The use of futures contracts for cash management may subject the Fund to losing more money than invested.

SOUND POINT FLOATING RATE INCOME FUND

The Fund’s investments in high yield securities, including loans, restricted securities and floating rate securities are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. In addition, loans are subject to the risk that the Fund may not be able to obtain the collateral securing the loan in a timely manner, and the value of the collateral may not cover the amount owed on the loan.

ZEBRA SMALL CAP EQUITY FUND

Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. At times, certain securities may have limited marketability and may be difficult to sell. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund may participate in a securities lending program.

SiM HIGH YIELD OPPORTUNITIES FUND

Investments in high yield securities are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in derivative instruments involves liquidity, credit, interest rate and market risks.

Please see the prospectus for a complete discussion of the Funds’ risks. There can be no assurances that the investment objectives of these Funds will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	February 29, 2016

Dear Shareholders,

During the six-month period ended February 29, 2016, uneven global economic growth, declining commodity prices and disparate central bank policies set the stage for mixed returns in all markets. The weakening of several foreign currencies against the U.S. dollar also took a toll on total returns for dollar-based investors in many international markets. Uncertainty over the timing of the U.S. Federal Reserve’s first interest rate increase since emergency lending rates were established during the 2008 financial crisis weighed heavily on investors’ minds. On December 16, 2015, the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raised its benchmark lending rate from a range of 0% to  0.25% to   a

range of 0.25% to 0.5% - the first interest rate hike in nearly a decade. The FOMC recently decided against increasing the rate again for the time being.

For the period under review, the performance of U.S. large- and small-cap stocks was lackluster. The Russell 1000 Index, which represents domestic, large-cap stocks, declined -2.03%. The Russell 2000 Index, which measures domestic, small-cap stocks, declined -10.16%. Equity markets beyond the U.S. also struggled as the MSCI World Index, which represents global stocks that are often perceived as having more risk than U.S. equities, declined -5.18%.

Perhaps reflecting investors’ desire for less risk, the Barclays Capital U.S. Aggregate Index, the benchmark for domestic corporate and government bonds, returned 2.20% during the same period. In contrast, the Bank of America Merrill Lynch U.S. High Yield Master II Index, which represents domestic below-investment-grade corporate debt, returned -5.78%.

For the six months ended February 29, 2016:

•	American Beacon Sound Point Floating Rate Income Fund (Investor Class) returned -1.14%.

•	American Beacon SiM High Yield Opportunities Fund (Investor Class) returned -5.70%.

•	American Beacon The London Company Income Equity Fund (Investor Class) returned 0.41%.

•	American Beacon Zebra Small Cap Equity Fund (Investor Class) returned -4.82%.

Our broad range of mutual funds helps investors navigate the economic storms and market downturns in the U.S. and abroad. Our years of experience evaluating sub-advisors have led us to identify and partner with several asset managers who have adhered to their disciplined processes for many years and through a variety of economic and market conditions.

Thank you for your continued investment in the American Beacon Funds. For additional information about our Funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

American Beacon The London Company Income Equity FundSM

Performance Overview

February 29, 2016 (Unaudited)

The Investor Class of the American Beacon The London Company Income Equity Fund (the “Fund”) returned 0.41% for the six months ended February 29, 2016. The Fund outperformed the Russell 1000 Value Index (the “Index”) return of -2.87% for the same period.

Total Returns for the Period ended 2/29/2016
	6 Months*	1 Year	3 Year	Since Inception (5/29/2012)
Institutional Class (1,2,4)	0.57%	(6.78)%	10.16%	11.86%
Y Class (1,2,4)	0.54%	(6.79)%	10.07%	11.79%
Investor Class (1,2,4)	0.41%	(7.04)%	9.79%	11.50%
A Class with sales charge (1,2,4)	(5.40)%	(12.44)%	7.52%	9.62%
A Class without sales charge (1,2,4)	0.38%	(7.12)%	9.67%	11.37%
C Class with sales charge (1,2,4)	(1.04)%	(8.81)%	8.88%	10.53%
C Class without sales charge (1,2,4)	(0.04)%	(7.81)%	8.88%	10.53%
Russell 1000 Value Index (3)	(2.87)%	(9.41)%	8.27%	12.04%

*Not annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.

A portion of the fees charged to the Institutional, Y, A, and C Classes of the Fund was waived from 2012 through 2014 and partially recovered in 2015. Performance prior to waiving fees was lower than actual returns shown from 2012 through 2014. A portion of the fees charged to the Investor Class of the Fund was waived in 2012 and 2013 and partially recovered in 2014 and 2015. Performance prior to waiving fees was lower than actual returns shown in 2012 and 2013.

3.

The Russell 1000 Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000® Value Index and Russell 1000 Index are registered trademarks of the Frank Russell Company. One cannot directly invest in an index.

4.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 0.76%, 0.84%, 1.05%, 1.14%, and 1.89%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s excess performance relative to the Index during the period was attributable to good security selection among the various economic sectors and sector allocation.

From a security selection standpoint, the Fund’s holdings in the Financials sector contributed approximately 200 basis points (2.00%) to performance. In the Financials sector, Cincinnati Financials (up 24.0%) was the largest contributor. The Fund’s absence from Citigroup and Bank of America, which were down 27.2% and 22.9%, respectively, in the Index, also positively impacted performance. The Fund’s Consumer Staples and Information Technology sectors contributed more than 105 basis points (1.05%) each to performance. Companies within the Consumer Staples sector contributing to the Fund’s returns included Reynolds American (up 22.5%), Altria Group (up 17.2%) and Coca Cola (up 9.2%). In the Information Technology sector, Paychex (up 17.2%), CA (up 9.5%) and Microsoft (up 19.0%) were the largest contributors. The aforementioned good performance was somewhat offset by poor security selection in the Energy sector where Kinder Morgan (down 42.1%) was the largest detractor.

The Fund’s significant underweight positions in Financials and Energy, the two worst performing sectors in the Index, added approximately 100 (1.00%) and 55 (0.55%) basis points, respectively, to performance through sector allocation. An overweight in Consumer Staples, one of the better performing sectors in the Index, also contributed to the Fund’s returns.

American Beacon The London Company Income Equity FundSM

Performance Overview

February 29, 2016 (Unaudited)

The sub-advisor’s investment process continues to focus on downside protection, current income and capital appreciation.

Top Ten Holdings (% Net Assets)
Wells Fargo & Co.		5.0
Hasbro, Inc.		4.9
Reynolds American, Inc.		4.8
General Electric Co.		4.7
Altria Group, Inc.		4.6
General Dynamics Corp.		4.6
Lowe’s Cos., Inc.		3.9
Coca-Cola Co.		3.6
Cincinnati Financial Corp.		3.5
BlackRock, Inc.		3.3

Total Fund Holdings	32

Sector Allocation (% Equities)
Financials	17.0
Consumer Discretionary	16.0
Information Technology	15.3
Consumer Staples	13.8
Industrials	13.2
Health Care	10.2
Materials	4.4
Energy	3.9
Utilities	3.8
Telecommunication Services	2.4

American Beacon Sound Point Floating Rate Income FundSM

Performance Overview

February 29, 2016 (Unaudited)

The Investor Class of the American Beacon Sound Point Floating Rate Income Fund (the “Fund”) returned -1.14% for the six months ended February 29, 2016, compared to the Credit Suisse Leveraged Loan Index (the “Index”) return of -3.86% for the same period.

Total Returns for the Period ended 2/29/2016

	6 Months*	1 Year	3 Year	Since Inception (12/3/2012)
Institutional Class (1,2,4)	(0.86)%	2.95%	5.03%	5.61%
Y Class (1,2,4)	(1.07)%	2.73%	4.95%	5.54%
Investor Class (1,2,3,6)	(1.14)%	2.66%	4.93%	5.51%
A Class with sales charge (1,2,3,6)	(3.65)%	0.11%	4.06%	4.68%
A Class without sales charge (1,2,3,6)	(1.14)%	2.65%	4.93%	5.51%
C Class with sales charge (1,2,3,6)	(2.30)%	1.49%	4.87%	5.46%
C Class without sales charge (1,2,3,6)	(1.30)%	2.49%	4.87%	5.46%
SP Class (1,2,4, 6)	(1.12)%	2.44%	4.85%	5.45%
Credit Suisse Leveraged Loan Index (5)	(3.86)%	(3.27)%	1.62%	2.19%

*Not annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.	A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown.

3.

Fund performance represents the returns achieved by the Institutional Class from 12/3/12 up to 12/11/15, the inception date of the Y, Investor, A, and C Classes, and the returns of each Class since its inception. Expenses of the Institutional Class are lower than the other Classes. Therefore, total returns shown may be higher than they would have been had each Class been in existence since 12/3/12.

4.

Fund performance represents the returns achieved by the Institutional Class from 12/3/12 up to 5/30/14, the inception date of the SP Class, and the returns of the SP Class since its inception. Expenses of the Institutional Class are lower than the SP Class. Therefore, total returns shown may be higher than they would have been had the SP Class been in existence since 12/3/12.

5.	The Credit Suisse Leveraged Loan Index is an index designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. One cannot directly invest in an index.

6.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, C and SP Class shares was 1.90%, 2.00%, 2.28%, 2.30%, 3.05% and 2.15%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s outperformance during the period was driven by a combination of sound credit selection, strong risk management, successful industry weightings, and maintaining an attractive current yield in the portfolio. More specifically, the significant underweight of the Energy and Metals and Mining sectors was the largest contributor to Fund outperformance, followed by an overweight position in the Building Materials sector. The Fund held a minimal weighting to high yield bonds viewing this category as high beta and too early to increase exposure in a meaningful way given Sound Point’s view that high yield bond defaults are on the rise, especially in the significantly weighted Energy sector.

The best-performing position, for the six-month period, was XPO Logistics, a leading provider of transportation and logistics. XPO offered attractive terms on a new bank loan to fund its acquisition of Con-way, a leading freight-transportation company. XPO is modestly levered with 1.8x secured debt, has significant subordination through bonds and public equity, and the loan has a highly attractive yield relative to the risk. The company has performed strongly since the deal, helping trading levels increase over the last six months.

American Beacon Sound Point Floating Rate Income FundSM

Performance Overview

February 29, 2016 (Unaudited)

The worst-performing position, for the six-month period, was RCS Capital, the second largest independent financial advisor in the U.S. In late 2015, RCS experienced liquidity pressure, and is currently undergoing a pre-arranged bankruptcy process. Due to uncertainty in the broader market around details of the case and the headlines of the company entering bankruptcy, the loans have traded off significantly. The Fund’s sub-advisor, Sound Point Capital, is a member of the steering committee and has worked with the other committee members to help formulate plans to stabilize the performance of the business.

Despite a difficult backdrop, the Fund performed well on a relative basis over the period. The sub-advisor’s investment process involves a bottom up, fundamentally driven research and analytical framework to evaluate opportunities. The process is disciplined, thorough and has been refined over the years by members of the investment committee. The investment philosophy and process has remained consistent since the Fund’s inception and seeks to add value over market cycles.

Top Ten Holdings (% Net Assets)
Keurig Green Mountain, Inc., USD Term Loan B, 1.000%, Due 1/28/2023		2.2
SolarWinds, Inc., USD Term Loan, 1.000%, Due 2/3/2023		1.9
Mattress Holding Corp., 2016 Incremental Term Loan, 1.000%, Due 10/20/2021		1.9
Match Group, Inc., Term Loan B1, 5.500%, Due 11/16/2022		1.6
IG Investment Holdings LLC, Term Loan B, 6.000%, Due 10/29/2021		1.4
AMF Bowling Centers, Inc., Term Loan, 7.250%, Due 9/18/2021		1.4
Manitowoc Foodservice, Inc., 2016 Term Loan B, 1.000%, Due 4/2/2023		1.3
Regit Eins GmbH, USD First Lien Term Loan, 6.000%, Due 1/8/2021		1.3
Computer Sciences Government Services, Term Loan B, 3.750%, Due 11/28/2022		1.3
Acadia Healthcare Co., Inc., USD Term Loan B, 1.000%, Due 2/16/2023		1.3

Total Fund Holdings	171

Sector Weightings (% Investments)
Service	41.9
Manufacturing	30.0
Finance	15.7
Consumer	7.0
Telecom	2.4
Electric	1.9
Transportation	1.2
Energy	0.1

American Beacon Zebra Small Cap Equity FundSM

Performance Overview

February 29, 2016 (Unaudited)

The Investor Class of the American Beacon Zebra Small Cap Equity Fund (the “Fund”) returned -4.82% for the six-month period ended February 29, 2016, outperforming the Russell 2000® Index (the “Index”) return of -10.16% for the same period.

Total Returns for the Period ended 2/29/2016

	6 Months*	1 Year	3 Years	5 Years	Since Inception (6/1/2010)

Institutional Class (1,3,5)	(4.61)%	(8.35)%	8.39%	7.98%	11.60%
Y Class (1,3,5)	(4.65)%	(8.42)%	8.31%	7.87%	11.49%
Investor Class(1,3,5)	(4.82)%	(8.67)%	7.99%	7.57%	11.17%
A Class with sales charge (1,3,5)	(10.31)%	(13.91)%	5.81%	6.21%	9.95%
A Class without sales charge (1,3,5)	(4.83)%	(8.68)%	7.92%	7.47%	11.09%
C Class with sales charge (1,2,3,5)	(6.20)%	(10.39)%	7.12%	6.67%	10.28%
C Class without sales charge (1,2,3,5)	(5.20)%	(9.39)%	7.12%	6.67%	10.28%
Russell 2000 Index (4)	(10.16)%	(14.97)%	5.72%	6.11%	10.15%

*	Not annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares have a maximum sales charge of 5.75%.

2.

Fund performance for the since inception period represents the total returns achieved by the Investor Class from 6/1/10 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 6/1/10. The maximum contingent deferred sales charge is 1.00% for shares redeemed within one year of the date of purchase.

3.	A portion of the fees charged to each Class of the Fund has been waived since inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

4.

The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors. Russell 2000 Index is a registered trademark of the Frank Russell Company. One cannot directly invest in an index.

5.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 1.57%, 1.62%, 1.83%, 1.95%, and 2.70%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index due to strong security selection among the various sectors. Sector allocation also added value relative to the Index. From a stock selection standpoint, most of the Fund’s excess performance was attributed to holdings in the Health Care and Financials sectors which contributed approximately 225 (2.25%) and 190 (1.90%) basis points, respectively. In the Health Care sector, Cantel Medical (up 28.8%) and Owens & Minor (up 17.6%) added to the Fund’s returns. The Fund’s absence from Anacor Pharmaceuticals, which was down 51.1% in the Index, also positively impacted performance. Enstar Group (up 7.8%), PS Business Parks (up 27.7%) and Selective Insurance Group (up 11.2%) contributed most to performance in the Financials sector. The Fund’s Industrials sector also added relative value. Companies in the Industrials sector contributing to performance included Deluxe (up 0.4%), CSG Systems (up 24.2%) and Primoris Services (up 16.4%).

The Fund’s underweight positions in Energy and Health Care, the two worst performing sectors in the Index, contributed approximately 85 (0.85%) and 75 (0.75%) basis points, respectively, through sector allocation. The aforementioned good performance was somewhat offset by the Fund’s underweighting in Utilities, the best performing sector in the Index, which detracted relative value.

Using fundamental factor attribution analysis, the Fund’s exposure to less popular stocks yielded a payoff, as did owning stocks with good fundamentals. Of the fundamental characteristics sought by the Fund, the best

American Beacon Zebra Small Cap Equity FundSM

Performance Overview

February 29, 2016 (Unaudited)

return came from owning companies that are profitable; and having a smaller allocation of companies that are less profitable. Owning stocks with fundamental value characteristics was a slight drag on performance.

The sub-advisor continues to focus on uncovering opportunities by investing in a portfolio of securities that are generally less popular with investors but nevertheless have strong fundamental characteristics. At the same time, the portfolio will be underweight stocks that are heavily followed but have weak fundamentals. This contrarian style has tended to result in a portfolio with very good risk-adjusted returns over time. Even though the strategy does not explicitly seek out low-beta stocks, a by-product of the investment process is often a realized beta of less than 1. Beta is a measure of the Fund’s systematic risk compared to the Index. For example, a beta of 0.90 would indicate that the Fund is expected to provide a 10% lower return when the Index increases and a 10% better return when the Index decreases.

For the six-month period, the realized daily beta of the Fund versus the Index was 0.83. Historically, the Fund has exhibited good downside capture characteristics, in part because of this relatively low beta. During the six months ended February 29, 2016, the Russell 2000 Index was down at least 1% on 32 different days. In 28 of those instances the Fund outperformed the Index. Of all the days when the Russell 2000 Index was down more than 1%, the Fund’s outperformance averaged 0.34%.

Top Ten Holdings (% Net Assets)
Syntel, Inc.		2.1
Seaboard Corp.		2.0
Columbia Sportswear Co.		1.9
Enstar Group Ltd.		1.9
HSN, Inc.		1.4
Deluxe Corp.		1.4
Equity Lifestyle Properties, Inc.		1.3
West Corp.		1.3
Selective Insurance Group, Inc.		1.2
Mentor Graphics Corp.		1.1

Total Fund Holdings	293

Sector Allocation (% Equities)
Financials	29.0
Information Technology	17.3
Industrials	16.1
Consumer Discretionary	13.6
Health Care	12.0
Consumer Staples	5.6
Materials	2.9
Utilities	2.4
Telecommunication Services	0.6
Energy	0.5

American Beacon SiM High Yield Opportunities FundSM

Performance Overview

February 29, 2016 (Unaudited)

The Investor Class of the American Beacon SiM High Yield Opportunities Fund (the “Fund”) returned -5.70% for the six months ended February 29, 2016. The Fund outperformed the Bank of America Merrill Lynch U.S. High Yield Master II Index (the “Index”) which fell 5.78% for the same period.

Total Returns for the Period ended 2/29/2016

	6 Months*	1 Year	3 Years	5 Years	Since Inception (2/14/2011)

Institutional Class (1,2,4)	(5.51)%	(7.29)%	1.30%	5.23%	5.11%
Y Class (1,2,4)	(5.56)%	(7.28)%	1.20%	5.10%	4.97%
Investor Class(1,2,4)	(5.70)%	(7.56)%	0.96%	4.79%	4.67%
A Class with sales charge (1,2,4)	(10.07)%	(11.92)%	(0.76)%	3.69%	3.61%
A Class without sales charge (1,2,4)	(5.59)%	(7.55)%	0.88%	4.71%	4.61%
C Class with sales charge (1,2,4)	(7.01)%	(9.30)%	0.10%	4.00%	3.86%
C Class without sales charge (1,2,4)	(6.01)%	(8.30)%	0.10%	4.00%	3.86%
BofA Merrill Lynch US High Yield Master II Index (3)	(5.78)%	(8.49)%	0.64%	3.90%	3.96%

*Not annualized

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares have a maximum sales charge of 4.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.

A portion of the fees charged to the Institutional Class of the Fund has been waived since inception. Performance prior to waiving fees was lower than actual returns shown. A portion of the fees charged to the Investor Class of the Fund was waived in 2011 and 2012 and fully recovered in 2013. Performance prior to waiving fees was lower than actual returns shown in 2011 and 2012. A portion of the fees charged to the Y, A, and C Classes of the Fund was waived from 2011 through 2014 and partially recovered in 2015 and 2016. Performance prior to waiving fees was lower than the actual returns shown from 2011 through 2014.

3.

The BofA Merrill Lynch US High Yield Master II Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below investment grade rating and an investment grade rated country of risk. In addition, qualifying securities must have at least one year remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $100 million. Defaulted securities and securities eligible for the dividends-received deduction are excluded from the Index. One cannot directly invest in an index.

4.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 0.89%, 0.92%, 1.20%, 1.23%, and 1.98%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

From a sector allocation perspective, underweighting the Energy sector and overweighting the Consumer sector contributed to relative returns. The Energy sector was the worst performing sector during the period as it fell 24.7%. Conversely, underweighting both the Telecom and Finance sectors and overweighting the Transportation sector detracted from Fund performance.

From an issue selection standpoint, the Fund’s Service sector holdings added to the Fund’s outperformance. On the other hand, issue selection within the Fund’s Energy, Manufacturing, and Consumer sectors detracted from relative returns.

From a credit quality selection perspective, the Fund’s relative performance was hindered by poor security selection in the BB-rated credit category. This was partially offset by positive issue selection within the CCC-rated credit category, which was additive to Fund performance.

From a credit quality allocation standpoint, the Fund’s underweight to the BB-rated and overweight to the B-rated credit categories were detrimental to performance. In contrast, underweighting the CCC-rated credit category contributed positively to the Fund’s relative performance.

American Beacon SiM High Yield Opportunities FundSM

Performance Overview

February 29, 2016 (Unaudited)

The Fund has the flexibility to utilize derivative instruments and will do so to enhance return, hedge risk, manage liquidity, or to gain efficient exposure to an asset class. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage. During the period, the Fund experienced modest losses from the use of derivatives.

The sub-advisor’s investment process of identifying long-term secular themes and seeking out of favor sectors through bottom-up fundamental research remains in place.

Top Ten Holdings (% Net Assets)
Virgin Media Finance PLC, 6.375%, Due 4/15/2023, 144A		2.6
ADS Tactical, Inc., 11.00%, Due 4/1/2018, 144A		2.5
Station Casinos LLC, 7.50%, Due 3/1/2021		2.2
Sealed Air Corp., 6.50%, Due 12/1/2020, 144A		2.2
Churchill Downs, Inc., 5.375%, Due 12/15/2021		2.1
Tenet Healthcare Corp., 4.50%, Due 4/1/2021		2.1
LifePoint Hospitals, Inc., 5.50%, Due 12/1/2021		2.0
Northern Blizzard Resources, Inc., 7.25%, Due 2/1/2022, 144A		2.0
Southern Graphics, Inc., 8.375%, Due 10/15/2020, 144A		2.0
Crown Americas LLC / Crown Americas Capital Corp., IV, 4.50%, Due 1/15/2023		2.0

Total Fund Holdings	84

Bond Sector Weightings (% Fixed Income)
Service	35.9
Manufacturing	24.1
Consumer	10.6
Transportation	8.2
Energy	7.4
Finance	6.5
Telecom	5.1
Utilities	1.7
Foreign Sovereign	0.5

Country Allocation (% Fixed Income)
United States	73.5
Canada	6.1
United Kingdom	5.8
Luxembourg	3.1
Cyprus	2.2
Netherlands	1.9
France	1.8
Italy	1.6
Bermuda	1.6
Mexico	0.7
Greece	0.5
Marshall Islands	0.4
Norway	0.3
Brazil	0.3
Spain	0.2

S&P credit ratings for long-term obligations (or issuers thereof) are AAA, AA, A, BBB, BB, B, CCC, CC, C, and D in decreasing order. For example, obligations rated AAA are judged to be of the highest quality, BBB to be of medium grade, CCC are judged to be speculative and obligations rated D are in default. Obligations rated in one of the four highest categories are considered to be investment grade while all other ratings are considered non-investment grade.

American Beacon FundsSM

Fund Expenses

February 29, 2016 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchased shares and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from September 1, 2015 through February 29, 2016, except for the Y, Investor, A and C Classes of the Sound Point Floating Rate Income Fund’s period from December 11, 2015 through February 29, 2016

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Fund Expenses

February 29, 2016 (Unaudited)

The London Company Income Equity Fund
	Beginning Account Value 9/1/2015	Ending Account Value 2/29/2016	Expenses Paid During Period 9/1/2015- 2/29/2016*
Institutional Class
Actual	$1,000.00	$1,005.70	$3.94
Hypothetical**	$1,000.00	$1,020.94	$3.97
Y Class
Actual	$1,000.00	$1,005.40	4.09
Hypothetical**	$1,000.00	$1,020.79	4.12
Investor Class
Actual	$1,000.00	$1,004.10	5.28
Hypothetical**	$1,000.00	$1,019.60	5.32
A Class
Actual	$1,000.00	$1,003.80	5.61
Hypothetical**	$1,000.00	$1,019.26	5.65
C Class
Actual	$1,000.00	$999.60	9.30
Hypothetical**	$1,000.00	$1,015.57	9.37

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.79%, 0.82%, 1.06%, 1.13% and 1.87% for the Institutional, Y, Investor, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	5% return before expenses.

Zebra Small Cap Equity Fund
	Beginning Account Value 9/1/2015	Ending Account Value 2/29/2016	Expenses Paid During Period 9/1/2015- 2/29/2016*
Institutional Class
Actual	$1,000.00	$953.90	$4.36
Hypothetical**	$1,000.00	$1,020.40	$4.51
Y Class
Actual	$1,000.00	$953.50	4.83
Hypothetical**	$1,000.00	$1,019.92	4.99
Investor Class
Actual	$1,000.00	$951.80	6.20
Hypothetical**	$1,000.00	$1,018.51	6.41
A Class
Actual	$1,000.00	$951.70	6.28
Hypothetical**	$1,000.00	$1,018.43	6.50
C Class
Actual	$1,000.00	$948.00	9.91
Hypothetical**	$1,000.00	$1,014.69	10.25

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.90%, 0.99%, 1.28%, 1.29% and 2.04% for the Institutional, Y, Investor, , A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	5% return before expenses.

SiM High Yield Opportunities Fund
	Beginning Account Value 9/1/2015	Ending Account Value 2/29/2016	Expenses Paid During Period 9/1/2015- 2/29/2016*
Institutional Class
Actual	$1,000.00	$944.90	$4.06
Hypothetical**	$1,000.00	$1,020.69	$4.21
Y Class
Actual	$1,000.00	$944.40	4.45
Hypothetical**	$1,000.00	$1,020.29	4.62
Investor Class
Actual	$1,000.00	$943.00	5.78
Hypothetical**	$1,000.00	$1,018.92	6.00
A Class
Actual	$1,000.00	$944.10	6.01
Hypothetical**	$1,000.00	$1,018.68	6.24
C Class
Actual	$1,000.00	$939.90	9.62
Hypothetical**	$1,000.00	$1,014.95	9.99

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.84%, 0.92%, 1.20%, 1.24% and 1.99% for the Institutional, Y, Investor, A and C Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	5% return before expenses.

Sound Point Floating Rate Income Fund
	Beginning Account Value 9/1/2015	Ending Account Value 2/29/2016	Expenses Paid During Period 9/1/2015-2/29/2016
Institutional Class
Actual	$1,000.00	$1,056.10	$4.31	*
Hypothetical**	$1,000.00	$1,020.67	$4.23	*
Y Class
Actual	$1,000.00	$1,055.40	2.06	***
Hypothetical**	$1,000.00	$1,008.65	2.01	***
Investor Class
Actual	$1,000.00	$1,055.10	2.68	***
Hypothetical**	$1,000.00	$1,008.05	2.62	***
A Class
Actual	$1,000.00	$1,055.10	2.72	***
Hypothetical**	$1,000.00	$1,008.01	2.65	***
1,054.60
Actual	$1,000.00	$1,054.60	4.37	***
Hypothetical**	$1,000.00	$1,006.41	4.26	***
SP Class
Actual	$1,000.00	$1,054.50	5.89
Hypothetical**	$1,000.00	$1,019.31	5.79

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.84% and 1.15% for the Institutional and SP Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	5% return before expenses.
***

Expenses are equal to the Fund’s annualized expense ratio for the period (12/11/15-2/29/16) of 0.94%, 1.22%, 1.24% and 1.99% for the Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the umber derived by dividing the number of days in the most recent fiscal period (81) by days in the year (366) to reflect the half year period.

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 93.21%
CONSUMER DISCRETIONARY - 15.07%
Commercial Services - 2.98%
H&R Block, Inc.	792,240	$26,049

Hotels, Restaurants & Leisure - 3.24%
Carnival Corp.	591,520	28,369

Leisure Equipment & Products - 4.91%
Hasbro, Inc.	566,627	42,991

Specialty Retail - 3.94%
Lowe’s Cos., Inc.	510,973	34,506
Total Consumer Discretionary		131,915

CONSUMER STAPLES - 13.00%
Beverages - 3.61%
Coca-Cola Co.	732,920	31,611

Tobacco - 9.39%
Altria Group, Inc.	650,280	40,038
Reynolds American, Inc.	836,162	42,167
		82,205

Total Consumer Staples		113,816

ENERGY - 3.66%
Oil & Gas - 3.66%
Chevron Corp.	163,006	13,601
Kinder Morgan, Inc.	1,020,695	18,465
Total Energy		32,066

FINANCIALS - 14.92%
Diversified Financials - 7.28%
BlackRock, Inc., Class A	92,722	28,926
Wells Fargo & Co.	742,046	34,816
		63,742
Insurance - 5.56%
Berkshire Hathaway, Inc., Class BA	134,570	18,055
Cincinnati Financial Corp.	484,661	30,602
		48,657
Real Estate - 2.08%
Corrections Corp. of AmericaB	627,870	18,164

Total Financials		130,563

HEALTH CARE - 9.62%
Pharmaceuticals - 9.62%
Eli Lilly & Co.	384,128	27,657
Merck & Co., Inc.	572,243	28,733
Pfizer, Inc.	937,823	27,825
Total Health Care		84,215

INDUSTRIALS - 12.49%
Aerospace & Defense - 4.57%
General Dynamics Corp.	293,565	40,004

Industrial Conglomerates - 4.67%
General Electric Co.	1,401,600	40,843

	Shares	Fair Value
		(000’s)
Road & Rail - 3.25%
Norfolk Southern Corp.	388,740	$28,444
Total Industrials		109,291

INFORMATION TECHNOLOGY - 14.46%
Communications Equipment - 2.90%
Cisco Systems, Inc.	969,330	25,377

IT Consulting & Services - 2.51%
Paychex, Inc.	427,581	21,973

Semiconductor Equipment & Products - 2.91%
Intel Corp.	860,161	25,452

Software - 6.14%
CA, Inc.	965,640	28,284
Microsoft Corp.	500,198	25,450
		53,734
Total Information Technology		126,536

MATERIALS - 4.16%
Chemicals - 4.16%
NewMarket Corp.	55,921	20,419
The Mosaic Co.	600,690	16,008
Total Materials		36,427

TELECOMMUNICATION SERVICES - 2.29%
Diversified Telecommunication Services - 2.29%
Verizon Communications, Inc.	395,824	20,080

UTILITIES - 3.54%
Electric - 3.54%
Dominion Resources, Inc.	185,438	12,966
Duke Energy Corp.	242,721	18,029
Total Utilities		30,995

Total Common Stock (Cost $806,216)		815,904

PREFERRED STOCK - 1.02%
Diversfied Financials - 0.98%
Wells Fargo & Co., 6.00%, Due 12/15/2000	330,400	8,597
5.70%, Due 3/15/2021	13,500	340
Total Preferred Stock (Cost $8,646)		8,937

SHORT-TERM INVESTMENTS - 4.83% (Cost $42,255)
JPMorgan U.S. Government Money Market Fund, Capital Class	42,254,950	42,255

TOTAL INVESTMENTS - 99.06% (Cost $857,117)		867,096
OTHER ASSETS, NET OF LIABILITIES - 0.94%		8,270
TOTAL NET ASSETS - 100.00%		$875,366

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	REIT - Real Estate Investment Trust.

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

Futures Contracts Open on February 29, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index March Futures	Long	410	March 2016	$39,554,750	$590,582

				$39,554,750	$590,582

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
BANK LOAN OBLIGATIONS - 83.41%
Consumer - 5.90%
American Bath Group LLC, Term Loan, 6.25%, Due 6/10/2020A B	$ 220	$ 218
Caliber Home Loans, Inc., Term Loan, 6.25%, Due 6/29/2018A	1,000	985
Coty, Inc., Term Loan B, 3.75%, Due 10/27/2022A C	333	331
Euramax International, Inc., Unsecured Term Loan, 2.00%, Due 10/3/2016A	246	227
Ferrara Candy Co., Term Loan B, 7.50%, Due 6/18/2018A C D	192	191
Hunter Fan Co., Term Loan, 6.50%, Due 12/20/2017A C	187	183
Keurig Green Mountain, Inc., USD Term Loan B, 5.25%, Due 1/28/2023A	1,750	1,716
KIK Custom Products, Inc., 2015 Term Loan B, 6.00%, Due 8/26/2022A C	582	537
Sun Products Corp., Term Loan B, 5.50%, Due 3/23/2020A C	84	80
Water PIK, Inc., First Lien Term Loan, 5.75%, Due 7/8/2020A C	115	113
		4,581
Energy - 0.09%
Navios Maritime Midstream LLC, Term Loan B, 5.50%, Due 6/18/2020 A B	76	67

Finance - 13.09%
Amerilife Group LLC, First Lien Term Loan, 5.75%, Due 6/18/2022A B	162	157
Amerilife Group LLC, Second Lien Term Loan, 9.75%, Due 11/18/2022A B	186	180
Aptean Inc., Term Loan, 5.25%, Due 2/26/2020A C	333	321
Ascensus, Inc., Delayed Draw Term Loan, 0.05%, Due 12/3/2022A C E	44	41
Ascensus, Inc., Term Loan, 5.50%, Due 12/3/2022A C	706	660
Asurion LLC, Second Lien Term Loan, 8.50%, Due 3/3/2021A B C	279	225
Asurion LLC, Term Loan B4, 5.00%, Due 8/4/2022A B C	155	142
BATS Global Markets, Inc., Term Loan, 5.75%, Due 1/31/2020A C	558	554
CGSC of Delaware Holding Corp., Second Lien Term Loan, 8.25%, Due 10/16/2020A C	146	144
Communications Sales & Leasing, Inc., Term Loan B, 5.00%, Due 10/24/2022A C	498	462
Cooper Gay Swett & Crawford, Term Loan, 5.00%, Due 4/16/2020A C	70	69
Duff & Phelps Investment Management Co., 2015 Second Lien Term Loan, 9.50%, Due 8/13/2021A	700	651
Edelman Financial Group, Inc., Term Loan B, 6.50%, Due 12/10/2022A	750	730
Emerald US, Inc., Term Loan, 5.00%, Due 5/9/2021A	187	162
First Eagle Investment Management LLC, Term Loan, 4.75%, Due 12/1/2022A B C	1,000	942
GK Holdings, Inc., First Lien Term Loan, 6.50%, Due 1/20/2021A	66	66
Guggenheim Partners Investment Management, Term Loan B, 4.25%, Due 7/22/2020A C	750	737
Higginbotham & Associates LLC, First Lien Term Loan, 6.25%, Due 11/25/2021A B	306	303
IG Investment Holdings LLC, Term Loan B, 6.00%, Due 10/29/2021A B	1,093	1,083
JG Wentworth LLC, Term Loan B, 7.00%, Due 2/7/2019A B C	195	106
LBM Borrower LLC, First Lien Term Loan, 6.25%, Due 8/20/2022A B C D	499	467
MIP Delaware LLC, Term Loan, 4.00%, Due 3/9/2020A B C	217	215
New Millennium Holdco Inc., First Lien Exit Term Loan, 7.50%, Due 12/21/2020A C	1,046	950
NXT Capital, LLC / NXT Capital Inc., New Incremental Term Loan, 6.25%, Due 9/4/2018A C	98	97
NXT Capital, LLC / NXT Capital Inc., Working Capital Loan, 6.25%, Due 9/4/2018A C	97	97
RCS Capital Corp., Delayed Draw DIP Term Loan, 8.00%, Due 2/2/2017A	125	124
RCS Capital Corp., First Lien Term Loan, 7.50%, Due 4/29/2019A C	484	266
RCS Capital Corp., Second Lien Term Loan, 11.50%, Due 4/29/2021A C	97	10
Walter Investment Management Corp., Tranche B Term Loan, 4.75%, Due 12/19/2020A C	252	208
		10,169
Manufacturing - 25.00%
4L Technologies, Inc., Term Loan B, 5.55%, Due 5/8/2020A C	496	447
AgroFresh, Inc., Term Loan B, 5.75%, Due 6/30/2021A	149	145
Alion Science and Technology Corp., 2015 Term Loan B, 5.50%, Due 8/19/2021A C	346	327
Avago Technologies Cayman Ltd., 2016 USD Term Loan B1, 4.25%, Due 2/1/2023A C	752	740
Bioplan USA, Inc., Term Loan, 5.75%, Due 9/23/2021A	50	41
Bowie Resources Holdings LLC, Second Lien Delayed Draw Term Loan, 11.75%, Due 2/16/2021A B C	27	25
Builders FirstSource, Inc., Term Loan B, 6.00%, Due 7/31/2022A C	660	635
Central Security Group, Inc., First Lien Term Loan, 6.625%, Due 10/6/2020A C	153	148
CH Hold Corp., Term Loan A, 6.25%, Due 12/19/2019A	1,000	990
Compuware Corp., Term Loan B1, 6.25%, Due 12/15/2019A C	494	453
CPI Buyer LLC, First Lien Term Loan, 5.50%, Due 8/15/2021A B C	243	231
CT Technologies Intermediate Holdings, Inc., New Term Loan, 5.25%, Due 12/1/2021A C	53	51
Distribution International, Inc., New Term Loan, 6.00%, Due 12/15/2021A C	83	66
Eagleview Technology Corp., First Lien Term Loan, 5.25%, Due 7/22/2022A	285	271

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
Eastman Kodak Co., First Lien Term Loan, 7.25%, Due 9/3/2019A C	$ 279	$ 238
Fullbeauty Brands Holding Corp., 2015 First Lien Term Loan, 5.75%, Due 10/14/2022A	121	111
Global Cash Access LLC, New Term Loan B, 6.25%, Due 12/18/2020A B C	55	50
Horizon Global Corp., Term Loan B, 7.00%, Due 6/30/2021A	145	138
Jeld-Wen, Inc., Incremental Term Loan, 4.75%, Due 7/1/2022A C	58	56
Key Safety System, Inc., First Lien Term Loan, 4.75%, Due 8/29/2021A C	500	491
Klockner-Pentaplast of America, Inc., USD Term Loan, 5.00%, Due 4/28/2020A C	349	346
KP Germany Erste GmbH, First Lien Term Loan, 5.00%, Due 4/28/2020A C	149	148
Kraton Polymers LLC, Initial Term Loan, 6.00%, Due 1/6/2022A B C	750	675
Linxens France S.A. / Lully Fiinance S.A., First Lien Term Loan, 5.00%, Due 10/14/2022A	351	335
Linxens France S.A. / Lully Finance S.A., Second Lien Term Loan, 9.50%, Due 10/16/2023A	68	61
LTI Holdings, Inc., First Lien Term Loan, 5.25%, Due 4/16/2022A	29	26
Manitowoc Foodservice, Inc., 2016 Term Loan B, 5.75%, Due 4/2/2023A	1,000	1,000
Marine Acquisition Corp., Term Loan, 5.25%, Due 1/30/2021A C	188	186
Microsemi Corp., 2015 Term Loan B, 5.25%, Due 1/15/2023A C	853	851
Mirion Technologies, Inc., Term Loan B, 5.75%, Due 3/31/2022A C	79	78
NN, Inc., 2015 Term Loan B, 5.75%, Due 10/19/2022A C	941	925
Novetta Solutions LLC, 2015 Term Loan, 6.00%, Due 10/16/2022A B C	479	465
NXP B.V., 2015 Term Loan, 3.75%, Due 12/7/2020A	561	559
PGT, Inc., 2016 Term Loan, 6.75%, Due 1/15/2023A	500	485
PlZ Aeroscience Corp., USD Term Loan, 5.25%, Due 7/31/2022A	849	823
Prolampac Intermediate, Inc. / Prolamine Total Containers, First Lien Term Loan, 5.752%, Due 8/18/2022A	612	594
Q Holding Company, Term Loan B, 6.00%, Due 12/16/2021A C	284	282
Quality Home Brands Holdings LLC, First Lien Term Loan, 7.75%, Due 12/17/2018A B C	228	228
Quanex Building Products Corp., Term Loan B, 6.25%, Due 11/2/2022A C	500	488
Regit Eins GmbH, USD First Lien Term Loan, 6.00%, Due 1/8/2021A C D	1,034	1,014
Riverbed Technology, Inc., Term Loan B, 6.00%, Due 4/24/2022A C	809	792
SolarWinds, Inc., USD Term Loan, 6.50%, Due 2/3/2023A	1,500	1,437
Stardust Finance Holdings, Inc., Senior Lien Term Loan, 6.50%, Due 3/13/2022A C	65	58
Stratus Technologies, Inc., Term Loan, 6.00%, Due 4/28/2021A C	298	291
Tensar Corp., First Lien Term Loan, 5.75%, Due 7/9/2021A C	237	202
U.S. Farathane LLC, Term Loan B, 6.75%, Due 12/23/2021A B C D	750	739
WP CPP Holdings LLC, Term Loan B3, 4.50%, Due 12/28/2019A B C	748	681
		19,423
Service - 34.81%
1 800 Contacts Inc., Term Loan B, 5.25%, Due 1/22/2023A	750	744
21st Century Oncology Holdings, Inc., Term Loan, 6.65%, Due 4/30/2022A C	746	687
Acadia Healthcare Co., Inc. USD Term Loan B, 4.50%, Due 2/16/2023A	1,000	998
AF Borrower LLC, Second Lien Term Loan, 10.00%, Due 1/28/2023A B	49	44
AF Borrower LLC, Term Loan, 6.25%, Due 1/28/2022A B	535	508
Alvogen Pharmaceuticals U.S.A. Inc., Term Loan, 6.00%, Due 4/2/2022A C	1,000	950
AMF Bowling Centers, Inc., Term Loan, 7.25%, Due 9/18/2021A C	1,091	1,064
Ancestry.com, Inc., 2015 Term Loan B, 5.00%, Due 8/17/2022A	171	168
Answers Corp., First Lien Syndicated Loans, 6.25%, Due 10/3/2021A C	161	107
AP NMT Acquisition BV, Term Loan B, 6.75%, Due 8/13/2021A C	248	203
Ardent Legacy Acq., Inc., 2015 Term Loan B, 6.50%, Due 8/4/2021A	499	494
At Home Holding III, Inc., Term Loan, 5.00%, Due 6/3/2022A C	744	709
Auction.com LLC, Term Loan B, 6.00%, Due 5/8/2022A B	265	262
BDF Acquisition Corp., First Lien Term Loan, 5.25%, Due 2/12/2021A C	402	389
BDF Acquisition Corp., Second Lien Term Loan, 9.00%, Due 2/12/2022A C	521	492
Camping World, Inc., First Lien Term Loan, 5.75%, Due 2/20/2020A C D	395	385
CDS US Intermediate Holding, Inc., Second Lien Term Loan, 9.25%, Due 7/10/2023A C	124	111
Ceasars Entertainment Resort Properties LLC, Term Loan B, 7.00%, Due 10/11/2020A B C	747	677
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Due 3/31/2020A C	198	190
Computer Sciences Government Services, Term Loan B, 3.75%, Due 11/28/2022A	1,000	996
Creative Artists Agency LLC, Term Loan B, 5.50%, Due 12/17/2021A B C	750	743
Deluxe Entertainment Services, Group, Inc., Term Loan, 6.50%, Due 2/28/2020A C	41	38
Diamond Resorts Corp., 2015 Incremental Term Loan, 5.50%, Due 5/9/2021A C D	371	354
Diamond Resorts Corp., Term Loan, 5.50%, Due 5/9/2021A C	250	242
Encompass Digital Media, Inc., Term Loan, 5.50%, Due 6/5/2021A C	297	286
Extreme Reach, Inc., First Lien Term Loan B, 6.75%, Due 2/7/2020A C	495	480
Extreme Reach, Inc., Second Lien Term Loan, 10.50%, Due 1/24/2021A	217	187

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
FHC Health Systems, Inc., 2014 Term Loan, 5.00%, Due 12/23/2021A C	$ 629	$ 591
GCA Services Group, Inc., 2016 Term Loan, 5.75%, Due 2/19/2023A	750	745
Global Healthcare Exchange LLC, 2015 Term Loan B, 5.50%, Due 8/15/2022A B	848	842
Gray Television, Inc., First Lien Term Loan C, 4.25%, Due 6/13/2021A C	500	498
Infiltrator Systems, Inc., Second Lien Term Loan, 9.75%, Due 5/19/2023A	74	73
IQOR US, Inc., Second Lien Term Loan, 9.75%, Due 4/1/2022A C	47	33
Jacks Family Restaurants, Inc., Term Loan, 5.75%, Due 7/1/2022A C	187	182
Jackson Hewitt Tax Services, Inc. / Jackson Hewitt, Inc., Term Loan B, 8.00%, Due 7/24/2020A	272	261
Long Term Care Group Holdings Corp., Term Loan, 6.00%, Due 6/6/2020A C	355	330
Match Group, Inc., Term Loan B, 5.50%, Due 11/16/2022A C	1,250	1,245
Mattress Holding Corp., 2016 Incremental Term Loan, 6.25%, Due 10/20/2021A C	1,500	1,449
MergerMarket USA, Inc., Initial Term Loan, 4.50%, Due 2/4/2021A C	182	174
Merrill Communications LLC, 2015 Term Loan, 6.25%, Due 6/1/2022A B C	44	35
Miller Heiman, Inc., Incremental Term Loan, 7.01%, Due 9/30/2019A C	119	90
Miller Heiman, Inc., Term Loan B, 7.01%, Due 9/30/2019A C	70	53
Mister Car Wash Holdings, Inc., Term Loan B, 5.00%, Due 8/21/2021A C	352	345
Navex Global, Inc., First Lien Term Loan, 5.75%, Due 11/19/2021A C	11	10
Navex Global, Inc., Second Lien Term Loan, 9.75%, Due 11/19/2022A C	119	112
NEP/NCP Holdco, Inc. / NEP Supershooters LP, Second Lien Term Loan, 10.00%, Due 7/22/2020A C G	340	313
Petco Animal Supplies, Inc., 2016 Term Loan, 5.75%, Due 1/26/2023A C	750	734
Playpower, Inc., 2015 First Lien Term Loan, 5.75%, Due 6/23/2021A	226	223
Prime Security Services Borrower LLC, 1st Lien Term Loan, 5.00%, Due 7/1/2021A B C	136	131
Prime Security Services Borrower LLC, Second Lien Term Loan, 9.75%, Due 7/1/2022A B C	100	92
ProQuest LLC, First Lien Term Loan B, 5.75%, Due 10/24/2021A C D	499	473
Quincy Newspapers, Inc., Term Loan B, 5.512%, Due 10/13/2022A	234	229
Research Now Group, Inc., Second Lien Term Loan, 9.75%, Due 3/18/2022A C	48	46
Ryan LLC, Tem Loan B, 6.75%, Due 7/14/2020A B	320	308
Sitel Worldwide Corp., USD Term Loan, 6.50%, Due 9/18/2021A	499	483
Stratose Intermediate Holding II, Term Loan B, 6.00%, Due 1/21/2022A	1,000	996
TouchTunes Interactive Network, Inc., First Lien Term Loan, 5.75%, Due 5/29/2021A C	153	151
U.S. Renal Care, Inc., 2015 Term Loan B, 5.25%, Due 12/31/2022A C	192	190
USAGM Holdco LLC, 2015 Term Loan, 4.75%, Due 7/28/2022A B C	127	119
Vestcom Acquisition, Inc. / Vestcom International Inc., Term Loan, 5.25%, Due 9/30/2021A C	310	298
Vizient, Inc., First Lien Term Loan, 6.25%, Due 2/13/2023A C	1,000	994
Weight Watchers International, Inc., Term Loan B1, 3.43%, Due 4/2/2016A C	306	299
William Morris Endeavor Entertainment LLC, Term Loan B, 5.25%, Due 5/6/2021A B	500	478
World Triathlon Corp., Term Loan, 5.25%, Due 6/26/2021A C	946	909
		27,042
Telecommunications - 2.00%
ConvergeOne Holdings Corp., First Lien Term Loan, 6.00%, Due 6/17/2020A C	142	138
Emerging Markets Communications LLC, 2015 First Lien Term Loan, 6.75%, Due 7/1/2021A B C	121	112
Neptune Finco Corp., 2015 Term Loan, 5.00%, Due 10/9/2022A C	273	270
Sable International Finance Ltd., Term Loan B1, 5.50%, Due 11/23/2022A	550	536
Sable International Finance Ltd., Term Loan B2, 5.50%, Due 11/23/2022A	450	437
Securus Technologies, Inc., Second Lien Term Loan, 9.00%, Due 4/30/2021A C	96	61
		1,554
Transportation - 0.97%
Direct Chassislink, Inc., Second Lien Term Loan, 8.25%, Due 11/12/2019A	107	103
Gruden Acquisitions, Inc., First Lien Term Loan, 5.75%, Due 8/18/2022A C	69	57
Navios Maritime Partners LP / Navios Partners Finance US, Inc., Term Loan, 5.25%, Due 6/27/2018A C G	178	148
Sirva Worldwide, Inc., Term Loan, 7.50%, Due 3/27/2019A C	475	448
		756
Utilities - 1.55%
Astoria Energy LLC, Term Loan B, 5.00%, Due 12/24/2021A B C	631	598
Entergy Rhode Island State Energy LP, Term Loan B, 5.75%, Due 12/17/2022A C G	152	147
Invenergy Thermal Operating I LLC, 2015 Term Loan B, 6.50%, Due 10/7/2022A B	499	459
		1,204
Total Bank Loan Obligations (Cost $66,423)		64,796

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 0.29%
Manufacturing - 0.08%
Eco Services Operations LLC / Eco Finance Corp., 8.50%, Due 11/1/2022 B F	$ 69	$ 62

Service - 0.21%
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, Due 10/1/2020B	120	117
Constellis Holdings LLC / Constellis Finance Corp., 9.75%, Due 5/15/2020B F	59	47
		164
Total Corporate Obligations (Cost $246)		226

	Shares
SHORT-TERM INVESTMENTS – 21.99% (Cost $17,086)
JPMorgan U.S. Government Money Market Fund, Capital Class	17,086,303	17,086

TOTAL INVESTMENTS - 105.69% (Cost $83,755)		82,108
LIABILITIES, NET OF OTHER ASSETS - (5.69%)		(4,415)
TOTAL NET ASSETS - 100.00%		$77,693

Percentages are stated as a percent of net assets.

A Term Loan.

B LLC - Limited Liability Company.

C The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

D PIK - Payment in Kind.

E Unfunded Loan Commitment. At period end, the amount of unfunded loan commitments was $44 or 0.06% of net assets.

F Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $109 or 0.14% of net assets. The Fund has no right to demand registration of these securities.

G Limited Partnership.

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 94.42%
CONSUMER DISCRETIONARY - 12.80%
Auto Components - 0.97%
Cooper-Standard Holding, Inc.A	2,076	$ 152
Horizon Global Corp.A	1,794	16
Shiloh Industries, Inc.	2,593	11
Strattec Security Corp.	395	20
		199

Automobiles - 0.45%
Hyster-Yale Materials Handling, Inc.	1,579	93

Distributors - 0.06%
DXP Enterprises, Inc.A	948	13

Hotels, Restaurants & Leisure - 0.92%
Interval Leisure Group, Inc.	5,752	74
Isle of Capri Casinos, Inc.A	4,831	55
Monarch Casino & Resort, Inc.A	1,553	31
Nathan’s Famous, Inc.	568	29
		189

Household Durables - 0.61%
CSS Industries, Inc.	1,190	32
Flexsteel Industries, Inc.	1,042	43
Haverty Furniture Companies, Inc.	1,699	33
Lifetime Brands, Inc.	1,537	18
		126

Internet & Catalog Retail - 2.23%
Global Sources Ltd.A	2,506	19
HSN, Inc.	5,412	288
Insight Enterprises, Inc.A	4,193	109
Overstock.com, Inc.A	2,895	42
		458

Leisure Equipment & Products - 0.33%
Escalade, Inc.	1,374	17
Johnson Outdoors, Inc., Class A	1,110	24
Marine Products Corp.	3,469	26
		67

Media - 0.76%
Crown Media Holdings, Inc., Class AA	32,095	141
Salem Media Group, Inc.	3,246	16
		157

Multiline Retail - 0.45%
Fox Factory Holding Corp.A	3,790	56
Stein Mart, Inc.	4,815	36
		92

Specialty Retail - 3.93%
America’s Car-Mart, Inc.A	886	22
Ascena Retail Group, Inc.A	6,797	57
Big 5 Sporting Goods Corp.	1,548	21
Buckle, Inc.	4,174	134
Destination Maternity Corp.	2,038	16
Essendant, Inc.	4,694	139
Genesco, Inc.A	1,709	113
PC Connection, Inc.	3,318	82
Rent-A-Center, Inc.	3,789	48
Rush Enterprises, Inc., Class AA	4,212	73
Shoe Carnival, Inc.	1,781	42

	Shares	Fair Value
		(000’s)
Trans World Entertainment Corp.	6,369	$ 23
Winmark Corp.	394	38
		808

Textiles & Apparel - 2.09%
Columbia Sportswear Co.	6,597	393
Weyco Group, Inc.	1,331	36
		429
Total Consumer Discretionary		2,632

CONSUMER STAPLES - 5.24%
Consumer Products - 0.84%
National Beverage Corp.	4,517	172

Food & Drug Retailing - 1.40%
Natural Health Trends Corp.	947	30
SpartanNash Co.	3,787	104
Village Super Market, Inc., Class A	1,310	35
Weis Markets, Inc.	2,884	119
		288

Food Products - 1.97%
Seaboard Corp.	139	407

Personal Products - 0.88%
Nature’s Sunshine Products, Inc.	2,312	19
Revlon, Inc., Class AA	4,602	161
		180

Specialty Retail - 0.15%
BMC Stock Holdings, Inc.A	2,017	31
Total Consumer Staples		1,078

ENERGY - 0.44%
Energy Equipment & Services - 0.22%
Matrix Service Co.A	1,755	32
RigNet, Inc.A	948	13
		45

Oil & Gas - 0.22%
Adams Resources & Energy, Inc.	427	14
Panhandle Oil and Gas, Inc., Class A	1,246	20
Resource America, Inc., Class A	2,550	11
		45
Total Energy		90

FINANCIALS - 27.51%
Banks - 9.94%
1st Source Corp.	2,593	79
American National Bankshares, Inc.	1,152	29
Arrow Financial Corp.	1,331	35
BancFirst Corp.	1,407	79
BankFinancial Corp.	2,894	35
Bryn Mawr Bank Corp.	1,770	44
Camden National Corp.	913	35
Century Bancorp, Inc., Class A	879	35
Citizens & Northern Corp.	1,166	23
City Holding Co.	1,390	61
CNB Financial Corp.	2,057	36
Community Trust Bancorp, Inc.	1,709	58
Enterprise Bancorp, Inc.	1,331	30

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Fidelity Southern Corp.	2,328	$ 35
Financial Institutions, Inc.	1,432	38
First Bancorp	2,009	37
First Busey Corp.	2,606	49
First Business Financial Services, Inc.	1,191	25
First Community Bancshares, Inc.	1,988	36
First Defiance Financial Corp.	900	35
First Financial Corp.	1,268	42
German American Bancorp, Inc.	1,337	43
Great Southern Bancorp, Inc.	1,372	52
Horizon Bancorp	1,354	33
International Bancshares Corp.	7,933	178
Lakeland Bancorp, Inc.	3,639	36
MainSource Financial Group, Inc.	2,205	46
Mercantile Bank Corp.	1,771	40
National Bankshares, Inc.	1,098	37
OceanFirst Financial Corp.	1,595	27
Pacific Premier Bancorp, Inc.A	1,986	41
Penns Woods Bancorp, Inc.	656	25
Peoples Bancorp, Inc.	1,714	31
Sierra Bancorp	1,376	26
Stock Yards Bancorp, Inc.	1,356	51
TowneBank	4,908	86
Trico Bancshares	2,314	57
Univest Corp of Pennsylvania	2,193	42
Washington Trust Bancorp, Inc.	1,540	57
WesBanco, Inc.	3,573	101
West Bancorporation, Inc.	1,600	28
Yadkin Financial Corp.	6,131	133
		2,046

Diversified Financials - 3.51%
Bear State Financial, Inc.A	6,139	56
CIFC Corp.	3,382	20
Cohen & Steers, Inc.	3,206	100
Credit Acceptance Corp.A B	409	81
Diamond Hill Investment Group, Inc.	274	46
First Cash Financial Services, Inc.	1,942	82
GAMCO Investors, Inc., Class A	1,724	60
Heartland Financial USA, Inc.	1,884	55
HomeStreet, Inc.	2,070	41
Meta Financial Group, Inc.	651	27
MidWestOne Financial Group, Inc.	1,194	31
Nicholas Financial, Inc.	1,647	17
Pacific Continental Corp.	1,804	28
PennyMac Financial Services, Inc., Class AA	3,682	46
Westwood Holdings Group, Inc.	616	31
		721

Finance - 0.23%
Associated Capital Group, Inc., Class A	1,724	47

Insurance - 6.24%
AMERISAFE, Inc.	1,699	87
Baldwin & Lyons, Inc., Class B	1,785	43
Crawford & Co., Class B	4,612	23
EMC Insurance Group, Inc.	3,004	72
Enstar Group Ltd.A	2,413	382
Global Indemnity PLCA C	3,296	92
Independence Holding Co.	1,802	29
National General Holdings Corp.	3,365	67
National Western Life Group, Inc., Class A	592	128

	Shares	Fair Value
		(000’s)
Selective Insurance Group, Inc.	7,484	$ 252
Third Point Reinsurance Ltd.A	9,725	107
		1,282

Real Estate - 7.59%
Agree Realty Corp.D	1,007	37
Alexander’s, Inc.D	342	132
Armada Hoffler Properties, Inc.D	3,490	37
EPR PropertiesD	2,803	174
Equity Lifestyle Properties, Inc.D	3,902	274
General Finance Corp.A	3,892	16
Geo Group, Inc.D	3,480	101
Getty Realty Corp.D	2,744	50
LTC Properties, Inc.D	1,917	85
Marcus & Millichap, Inc.A	1,444	32
National Health Investors, Inc.D	2,144	135
One Liberty Properties, Inc.D	1,340	28
PS Business Parks, Inc.D	1,984	182
Sabra Health Care REIT, Inc.D	3,459	69
Saul Centers, Inc.D	1,746	86
Sovran Self Storage, Inc.D	439	47
Universal Health Realty Income TrustD	821	43
Urstadt Biddle Properties, Inc., Class AD	1,739	34
		1,562
Total Financials		5,658

HEALTH CARE - 11.35%
Biotechnology - 2.71%
Acorda Therapeutics, Inc.A	1,435	47
Genomic Health, Inc.A	768	20
Luminex Corp.A	2,745	51
MiMedx Group, Inc.A	3,841	32
Myriad Genetics, Inc.A	2,031	71
Neogen Corp.A	1,897	93
Osiris Therapeutics, Inc.B	2,566	18
PDL BioPharma, Inc.	50,198	151
Repligen Corp.A	767	20
RTI Biologics, Inc.A	3,446	12
SciClone Pharmaceuticals, Inc.A	4,315	43
		558

Health Care Equipment & Supplies - 2.96%
Atrion Corp.	175	66
Computer Programs and Systems, Inc.	794	45
Exactech, Inc.A	1,500	28
Hillenbrand, Inc.	3,223	91
Integra LifeSciences Holdings Corp.A	605	37
Masimo Corp.	3,020	114
Meridian Bioscience, Inc.	3,397	68
Merit Medical Systems, Inc.A	2,977	56
Nutraceutical International Corp.	1,104	27
SurModics, Inc.A	1,000	19
Utah Medical Products, Inc.	382	23
Vascular Solutions, Inc.A	1,171	35
		609

Health Care Providers & Services - 4.22%
Addus HomeCare Corp.A	959	22
Air Methods Corp.	2,710	98
Alliance HealthCare Services, Inc.A	1,231	9
Almost Family, Inc.	919	35
Cantel Medical Corp.	2,478	158
Corvel Corp.A	1,803	75
Ensign Group, Inc.	4,166	85

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
LHC Group, Inc.A	1,526	$ 54
National Healthcare Corp.	1,413	91
National Research Corp., Class A	2,566	38
Omnicell, Inc.A	2,210	60
Owens & Minor, Inc.	3,561	140
		865

Pharmaceuticals - 1.46%
Corcept Therapeutics, Inc.A	4,289	16
Emergent BioSolutions, Inc.A	1,482	50
Enanta Pharmaceuticals, Inc.A	1,394	40
Ligand Pharmaceuticals, Inc.	208	19
Nortek, Inc.A	1,897	78
Sucampo Pharmaceuticals, Inc., Class AA	2,794	37
Synutra International, Inc.A	11,907	61
		301
Total Health Care		2,333

INDUSTRIALS - 15.18%
Aerospace & Defense - 0.57%
Kaman Corp.	2,655	117

Building Products - 0.41%
Omega Flex, Inc.	666	21
Patrick Industries, Inc.A	1,450	64
		85

Commercial Services & Supplies - 8.71%
American Public Education, Inc.A	1,650	25
Capella Education Co.	1,001	46
CDI Corp.	1,752	9
Ceco Environmental Corp.	2,892	18
Convergys Corp.	3,756	97
CSG Systems International, Inc.	2,944	112
Deluxe Corp.	4,917	283
Electro Rent Corp.	2,528	24
Ennis, Inc.	2,972	59
Franklin Covey Co.A	1,528	26
Herman Miller, Inc.	5,809	152
Kelly Services, Inc., Class A	3,305	57
Kforce, Inc.	2,724	43
Landauer, Inc.	659	19
Marlin Business Services Corp.	1,707	24
McGrath Rentcorp	2,656	65
Monotype Imaging Holdings, Inc.	2,747	65
MSA Safety, Inc.	2,458	107
PHI, Inc.A E	2,528	46
Resources Connection, Inc.	2,940	41
Strayer Education, Inc.A	679	31
TeleTech Holdings, Inc.	5,039	140
VSE Corp.	640	40
West Corp.	11,772	262
		1,791

Construction & Engineering - 0.52%
Primoris Services Corp.	5,017	107

Electrical Equipment - 1.10%
Chase Corp.	1,241	58
Franklin Electric Co., Inc.	4,452	133
Houston Wire & Cable Co.	2,024	11
Preformed Line Products Co.	724	24
		226

	Shares	Fair Value
		(000’s)
Industrial Conglomerates - 1.16%
ICF International, Inc.A	2,067	$ 70
Park-Ohio Industries, Inc.	1,635	48
Tredegar Corp.	3,448	47
Trimas Corp.A	4,487	74
		239

Machinery - 2.18%
Alamo Group, Inc.	1,154	60
Altra Industrial Motion Corp.	2,356	57
Applied Industrial Technologies, Inc.	1,175	45
Columbus McKinnon Corp.	2,212	31
Gorman-Rupp Co.	2,764	70
Hurco Co., Inc.	790	21
Kadant, Inc.	1,066	41
L.B. Foster Co., Class A	1,080	15
Miller Industries, Inc.	1,209	23
Sun Hydraulics Corp.	2,389	70
Xerium Technologies, Inc.A	2,050	15
		448

Transportation & Logistics - 0.53%
Navios Maritime Acquisition Corp.	28,329	48
Universal Truckload Services, Inc.	3,826	60
		108
Total Industrials		3,121

INFORMATION TECHNOLOGY - 16.30%
Communications Equipment - 0.22%
Bel Fuse, Inc., Class B	1,518	23
Black Box Corp.	1,800	23
		46

Computers & Peripherals - 0.65%
Avid Technology, Inc.A	7,178	55
Datalink Corp.A	2,390	17
Eastman Kodak Co.A B	6,507	62
		134

Electronic Equipment & Instruments - 4.15%
Analogic Corp.	863	65
AVX Corp.	17,429	204
CTS Corp.	3,614	52
Daktronics, Inc.	4,046	29
ePlus, Inc.	803	60
MTS Systems Corp.	1,283	71
Newport Corp.A	4,027	92
Plexus Corp.A	3,747	136
Scansource, Inc.A	3,126	117
Tessco Technologies, Inc.	899	16
Twin Disc, Inc.	1,172	10
		852

Internet Software & Services - 1.99%
Grand Canyon Education, Inc.A	4,556	177
Netgear, Inc.A	2,596	103
NIC, Inc.	4,200	74
Perficient, Inc.A	3,036	55
		409

IT Consulting & Services - 3.50%
Forrester Research, Inc.	1,115	35
Hackett Group, Inc.	2,897	40
Lionbridge TechnologiesA	7,789	34
MoneyGram International, Inc.A	9,648	52

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

	Shares	Fair Value

		(000’s)
Sykes Enterprises, Inc.A	4,322	$ 132
Syntel, Inc.A	9,275	424
		717
Semiconductor Equipment & Products - 3.42%
Amkor Technology, Inc.A	34,179	173
Cabot Microelectronics Corp.	2,053	79
Cascade Microtech, Inc.A	1,670	34
Cohu, Inc.	1,842	21
Diodes, Inc.A	4,275	82
GSI Group, Inc.A	3,223	41
MKS Instruments, Inc.	4,959	163
QLogic Corp.A	6,252	81
Xcerra Corp.A	5,195	30
		704
Software - 2.37%
American Software, Inc., Class A	2,364	22
Mentor Graphics Corp.	11,715	223
Netscout Systems, Inc.A	2,898	60
Pegasystems, Inc.	4,879	119
QAD, Inc., Class A	1,058	21
Quality Systems, Inc.	2,772	43
		488
Total Information Technology		3,350

MATERIALS - 2.73%
Chemicals - 2.29%
Hawkins, Inc.	1,044	33
Innospec, Inc.	2,856	125
KMG Chemicals, Inc.	1,121	24
Kronos Worldwide, Inc.B	11,620	74
Quaker Chemical Corp.	1,061	83
Stepan Co.	2,181	108
Trecora ResourcesA	2,392	23
		470
Construction Materials - 0.14%
United States Lime & Minerals, Inc.	547	29

Containers & Packaging - 0.11%
UFP Technologies, Inc.A	1,001	22

Metals & Mining - 0.19%
Hallador Energy Co.	3,515	17
Handy & Harman Ltd.A	1,137	23
		40
Total Materials		561

TELECOMMUNICATION SERVICES - 0.61%
Diversified Telecommunication Services - 0.42%
IDT Corp., Class B	2,514	33
Intelsat S.A.A B	30,412	52
		85
Wireless Telecommunication Services - 0.19%
Spok Holdings, Inc.	2,265	40
Total Telecommunication Services		125

UTILITIES - 2.26%
Electric - 1.36%
MGE Energy, Inc.	3,499	169
Otter Tail Corp.	4,039	111
		280

	Shares	Fair Value

		(000’s)
Water - 0.90%
Artesian Resources Corp., Class A	733	$ 21
Connecticut Water Co.	1,137	47
Middlesex Water Co.	1,458	41
SJW Corp.	2,084	76
		185
Total Utilities		465
Total Common Stock (Cost $21,483)		19,412

SHORT-TERM INVESTMENTS - 4.77% (Cost $980)
JPMorgan U.S. Government Money Market Fund, Capital Class	979,606	980

SECURITIES LENDING COLLATERAL - 1.35%
American Beacon U.S. Government Money Market Select Fund, Select ClassF	207,863	208
DWS Government and Agency Securities Portfolio, Institutional Class	69,288	69
Total Securities Lending Collateral (Cost $277)		277

TOTAL INVESTMENTS - 100.54% (Cost $22,740)		20,669
LIABILITIES, NET OF OTHER ASSETS - (0.54%)		(111)
TOTAL NET ASSETS - 100.00%		$20,558

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at February 29, 2016.
C	PLC - Public Limited Company.
D	REIT - Real Estate Investment Trust.
E	Non-voting participating shares.
F	The Fund is affiliated by having the same investment advisor.

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

Futures Contracts Open on February 29, 2016:
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)

Russell 2000 Mini Index March Futures	Long	9	March 2016	$928,530	$35,665

				$928,530	$35,665

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 1.68%
FINANCIALS- 0.76%
Other Finance - 0.25%
Oslo Bors VPS Holdings ASA	188,850	$ 1,812

Real Estate - 0.51%
Annaly Capital Management, Inc.A	359,000	3,636

MANUFACTURING- 0.19%
Basic Materials - 0.19%
CVR Partners LP B C	198,118	1,393

MATERIALS- 0.35%

Basic Materials - 0.06%
OCI Partners LPB C	64,105	420

Metals & Mining - 0.29%
Ciner Resources LPB	91,000	2,061

TRANSPORTATION- 0.38%
Other Transportation - 0.38%
Knot Offshore Partners LP C	169,437	2,686
Total Common Stock (Cost $14,229)		12,008

	Par Amount*
	(000’s)
DOMESTIC BANK LOAN OBLIGATIONS - 3.02%
Consumer - 1.43%
North Atlantic Trading Co., Inc., 1st Lien Term Loan, 7.81%, Due 1/13/2020D	$ 4,751	4,674
North Atlantic Trading Co., Inc., 2nd Lien Term Loan, 11.50%, Due 7/13/2020D	5,600	5,530
		10,204
Transportation - 1.59%
Gol Luxco S.A. 1st Lien Term Loan, 6.50%, Due 8/31/2020 D	11,450	11,393
Total Domestic Bank Loan Obligations (Cost $21,602)		21,597

DOMESTIC CONVERTIBLE OBLIGATIONS - 1.83%
Finance - 0.66%
Encore Capital Group, Inc., 3.00%, Due 7/1/2020	6,443	4,724

Manufacturing - 0.35%
Tesla Motors, Inc., 1.25%, Due 3/1/2021	3,225	2,534

Transportation - 0.82%
Titan Machinery, Inc., 3.75%, Due 5/1/2019	8,400	5,816
Total Domestic Convertible Obligations (Cost $14,578)		13,074

DOMESTIC OBLIGATIONS - 79.38%
Consumer - 8.23%
Constellation Brands, Inc., 6.00%, Due 5/1/2022	8,000	9,000
Darling Ingredients, Inc., 5.375%, Due 1/15/2022	11,116	10,949
JBS USA LLC / JBS USA Finance, Inc., 5.875%, Due 7/15/2024E F	13,550	11,992
Minerva Luxembourg S.A., 7.75%, Due 1/31/2023F	8,600	8,131
Simmons Foods, Inc., 7.875%, Due 10/1/2021F	10,505	8,903
TreeHouse Foods, Inc., 4.875%, Due 3/15/2022	9,600	9,958
		58,933
Energy - 6.92%
California Resources Corp.,
5.50%, Due 9/15/2021	1,976	267
8.00%, Due 12/15/2022F	5,299	1,325
Continental Resources, Inc., 5.00%, Due 9/15/2022	11,100	8,425
Denbury Resources, Inc., 5.50%, Due 5/1/2022	8,100	2,531

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

	Par Amount*	Fair Value
	(000’s)	(000’s)
Ithaca Energy, Inc., 8.125%, Due 7/1/2019F	$ 5,700	$ 2,836
MEG Energy Corp., 7.00%, Due 3/31/2024F	19,575	9,004
Memorial Production Partners LP / Memorial Production Finance Corp.,
7.625%, Due 5/1/2021B G H	8,550	1,967
6.875%, Due 8/1/2022B G H	7,125	1,532
Northern Blizzard Resources, Inc., 7.25%, Due 2/1/2022F	18,792	14,093
Teine Energy Ltd., 6.875%, Due 9/30/2022F	4,300	3,526
Whiting Petroleum Corp., 5.75%, Due 3/15/2021	8,600	4,021
		49,527
Finance - 3.32%
Carlson Travel Holdings, Inc., 7.50%, Due 8/15/2019F I	9,475	8,243
DFC Finance Corp., 10.50%, Due 6/15/2020F	9,600	5,976
Iron Mountain, Inc., 6.00%, Due 8/15/2023	9,040	9,605
		23,824
Manufacturing - 22.06%
Activision Blizzard, Inc., 5.625%, Due 9/15/2021F	8,900	9,356
Actuant Corp., 5.625%, Due 6/15/2022	11,000	11,110
ADS Tactical, Inc., 11.00%, Due 4/1/2018F	17,500	17,719
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 6.375%, Due 3/15/2024B E	15,275	4,277
Crown Americas LLC / Crown Americas Capital Corp., IV, 4.50%, Due 1/15/2023E	14,175	14,459
IHS, Inc., 5.00%, Due 11/1/2022	11,081	11,469
Kissner Milling Co., Ltd., 7.25%, Due 6/1/2019F	13,600	12,070
LSB Industries, Inc., 7.75%, Due 8/1/2019	13,250	11,428
Orbital ATK, Inc., 5.25%, Due 10/1/2021	6,878	7,007
Sealed Air Corp., 6.50%, Due 12/1/2020F	13,846	15,507
Sensata Technologies BV, 4.875%, Due 10/15/2023F	13,175	13,010
Servicios Corporativos Javer S.A.P. de C.V., 9.875%, Due 4/6/2021F	4,489	4,612
Southern Graphics, Inc., 8.375%, Due 10/15/2020F	14,315	14,351
Techniplas LLC, 10.00%, Due 5/1/2020E F	9,550	6,136
Titan International, Inc., 6.875%, Due 10/1/2020	7,375	5,384
		157,895
Service - 30.67%
Acadia Healthcare Co., Inc., 5.125%, Due 7/1/2022	10,765	10,673
CHS/Community Health Systems, Inc., 5.125%, Due 8/1/2021	13,350	13,417
Churchill Downs, Inc., 5.375%, Due 12/15/2021	14,800	15,208
Constellis Holdings LLC / Constellis Finance Corp., 9.75%, Due 5/15/2020E F	14,350	11,534
DaVita HealthCare Partners, Inc., 5.75%, Due 8/15/2022	9,600	10,104
Envision Healthcare Corp., 5.125%, Due 7/1/2022F	10,600	10,653
Halyard Health, Inc., 6.25%, Due 10/15/2022	12,725	12,439
HCA, Inc., 4.75%, Due 5/1/2023	13,645	13,867
Kindred Healthcare, Inc., 6.375%, Due 4/15/2022	13,525	11,057
Lansing Trade Group LLC / Lansing Finance Co., Inc., 9.25%, Due 2/15/2019E F	12,600	11,466
LifePoint Health, Inc., 5.50%, Due 12/1/2021	13,885	14,336
MGM Resorts International, 7.75%, Due 3/15/2022	12,000	13,080
Multi-Color Corp., 6.125%, Due 12/1/2022F	9,625	9,697
Select Medical Corp., 6.375%, Due 6/1/2021	8,300	7,470
Station Casinos LLC, 7.50%, Due 3/1/2021E	14,637	15,279
Tenet Healthcare Corp., 4.50%, Due 4/1/2021	14,975	14,880
Univision Communications, Inc., 6.75%, Due 9/15/2022F	13,100	13,902
Viking Cruises Ltd., 8.50%, Due 10/15/2022F	11,360	10,536
		219,598
Telecommunications - 4.71%
DigitalGlobe, Inc., 5.25%, Due 2/1/2021F	9,750	8,483
NeuStar, Inc., 4.50%, Due 1/15/2023	8,450	6,823
Virgin Media Finance PLC, 6.375%, Due 4/15/2023F J	17,650	18,400
		33,706
Transportation - 1.87%
Gol Luxco S.A., 8.875%, Due 1/24/2022F	4,800	1,434
United Continental Holdings, Inc., 6.00%, Due 12/1/2020	3,175	3,294
US Airways Group, Inc., 6.125%, Due 6/1/2018	6,600	6,879
VRG Linhas Aereas S.A., 10.75%, Due 2/12/2023F	5,000	1,800
		13,407

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

		Par Amount*	Fair Value
		(000’s)	(000’s)
Utilities - 1.60%
Energen Corp., 4.625%, Due 9/1/2021		$ 6,789	$ 5,092
GenOn Americas Generation LLC, 9.125%, Due 5/1/2031E		11,600	6,380
			11, 472
Total Domestic Obligations (Cost $650,895)			568,362

FOREIGN CONVERTIBLE OBLIGATIONS - 0.15%
Consumer - 0.15%
Pescanova S.A.,
5.125%, Due 4/20/2017, Acquired 2/11/2013 – 2/24/2014, Cost $3,964 G H		7,450	567
8.75%, Due 2/17/2019, Acquired 4/26/2012 – 2/24/2014, Cost $6,101G H		6,600	503
Total Foreign Convertible Obligations (Cost $10,076)			1,070

FOREIGN OBLIGATIONS - 8.76%
Finance - 2.11%
Emma Delta Finance PLC,
8.50%, Due 10/15/2017F J	EUR	8,000	8,072
12.00%, Due 10/15/2017F J	EUR	7,000	6,987
			15,059

Service - 2.76%
Gala Electric Casinos Ltd., 11.50%, Due 6/1/2019F	GBP	3,786	5,491
Gamenet SpA, 7.25%, Due 8/1/2018F	EUR	10,000	10,655
TES Finance PLC, 6.75%, Due 7/15/2020F	GBP	3,000	3,549
			19,695

Sovereign - 0.49%
Greece, Hellenic Republic, 3.00%, Due 2/24/2023 K L	EUR	5,000	3,485

Transportation - 3.40%
CMA CGM S.A., 7.75%, Due 1/15/2021F	EUR	14,690	12,153
Moto Finance PLC, 6.375%, Due 9/1/2020F J	GBP	8,755	12,171
			24,324
Total Foreign Obligations (Cost $76,231)			62,563

		Shares
SHORT-TERM INVESTMENTS - 3.06% (Cost $21,874)

Short-Term Investment - 3.06%
JPMorgan U.S. Government Money Market Fund, Capital Class		21,874,314	21,874

TOTAL INVESTMENTS - 97.88% (Cost $809,485)			700,548
OTHER ASSETS, NET OF LIABILITIES - 2.12%			15,264
TOTAL NET ASSETS - 100.00%			$715,812

Percentages are stated as a percent of net assets.
*In U.S. Dollars unless otherwise noted.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

A	REIT - Real Estate Investment Trust.
B	LP - Limited Partnership.
C	MLP - Master Limited Partnership.
D	Term Loan.
E	LLC - Limited Liability Company.
F	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $323,773 or 45.23% of net assets. The Fund has no right to demand registration of these securities.
G	Illiquid Security. At period end, the amount of illiquid securities was $1,070 or 0.15% of net assets.
H	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $1,070 or 0.15% of net assets.
I	PIK - Payment in Kind.
J	PLC - Public Limited Company.
K	Variable rate.
L	Step Up/Down - A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be used to acquire shares of common stock.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

Futures Contracts Open on February 29, 2016:
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
British Pound Globex March Futures	Short	249	March 2016	$21,656,775	$1,941,090
Euro Currency Globex March Futures	Short	318	March 2016	43,267,875	666,050

				$64,924,650	$2,607,140

Glossary:

Currency Abbreviations:
EUR	Euro
GPB	British Pound

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

February 29, 2016 (Unaudited) (in thousands, except share and per share amounts)

	The London Company Income Equity Fund	Zebra Small Cap Equity Fund	SiM High Yield Opportunities Fund	Sound Point Floating Rate Income Fund
Assets:
Investments in unaffiliated securities, at fair value A C	$867,096	$20,461	$700,548	$82,108
Investments in affiliated securities, at fair value B	–	208	–	–
Deposit with brokers for futures contracts	1,145	8	–	–
Dividends and interest receivable	2,590	23	13,897	381
Receivable for investments sold	–	–	–	5,379
Receivable for fund shares sold	5,367	103	8,610	1,003
Receivable for expense reimbursement (Note 2)	–	11	6	57
Receivable for variation margin on open futures contracts	600	37	2,609	–
Prepaid expenses	84	25	84	52

Total assets	876,882	20,876	725,754	88,980

Liabilities:
Payable for investments purchased	–	–	5,126	10,969
Payable for fund shares redeemed	781	4	3,250	111
Overdraft payable	–	–	653	–
Payable under excess expense reimbursement plan (Note 2)	33	–	–	–
Payable upon return of securities loaned (Note 9)	–	277	–	–
Dividends payable	–	–	281	58
Unfunded loan commitments	–	–	–	44
Management and investment advisory fees payable	242	9	236	25
Administrative service and service fees payable	381	8	264	40
Transfer agent fees payable	11	1	24	3
Custody and fund accounting fees payable	7	1	11	7
Professional fees payable	25	17	45	22
Trustee fees payable	10	–	20	2
Payable for prospectus and shareholder reports	24	1	29	3
Other liabilities	2	–	3	3

Total liabilities	1,516	318	9,942	11,287

Net Assets	$875,366	$20,558	$715,812	$77,693

Analysis of Net Assets:
Paid-in-capital	880,126)	22,521	828,752	79,491
Undistributed (overdistribution of) net investment income	1,639	82	855	(26)
Accumulated net realized (loss)	(16,969)	(10)	(7,436)	(177)
Unrealized appreciation (depreciation) of investments	9,979	(2,071)	(108,937)	(1,647)
Unrealized (depreciation) of currency transactions	–	–	(29)	–
Unrealized appreciation of futures contracts	591	36	2,607	–
Unrealized appreciation of swap agreements	–	–	–	–
Unrealized appreciation of written options	–	–	–	–
Unrealized appreciation of short sales	–	–	–	–

Net assets	$875,366	$20,558	$715,812	$77,693

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	11,452,746	156,698	29,483,174	5,085,152

Y Class	34,423,617	639,898	29,682,392	118,707

Investor Class	1,607,168	405,387	8,960,722	1,507,412

A Class	5,640,536	355,695	7,511,190	13,736

C Class	10,821,772	132,718	7,301,170	25,345

SP ClassD	N/A	N/A	N/A	1,041,821

Net assets (not in thousands):
Institutional Class	$157,705,134	$1,903,460	$254,526,732	$50,726,930

Y Class	$471,829,145	$7,845,667	$256,000,972	$1,183,278

Investor Class	$22,059,459	$4,924,974	$77,097,661	$15,014,408

A Class	$76,987,405	$4,324,659	$64,878,845	$136,830

C Class	$146,784,576	$1,559,534	$63,307,808	$252,458

SP ClassD	N/A	N/A	N/A	$10,378,892

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

February 29, 2016 (Unaudited) (in thousands, except share and per share amounts)

	The London Company Income Equity Fund	Zebra Small Cap Equity Fund	SiM High Yield Opportunities Fund	Sound Point Floating Rate Income Fund
Net asset value, offering and redemption price per share:
Institutional Class	$13.77	$12.15	$8.63	$9.98

Y Class	$13.71	$12.26	$8.62	$9.97

Investor Class	$13.73	$12.15	$8.60	$9.96

A Class	$13.65	$12.16	$8.64	$9.96

A Class (offering price)	$14.48	$12.90	$9.07	$10.46

C Class	$13.56	$11.75	$8.67	$9.96

SP ClassD	N/A	N/A	N/A	$9.96

A Cost of investments in unaffiliated securities	$857,117	$22,532	$809,485	$83,755
B Cost of investments in affiliated securities	$–	$208	$–	$–
C Fair value of securities on loan	$–	$267	$–	$–
D Formerly known as the Investor class.

See accompanying notes

American Beacon FundsSM

Statement of Operations

For the Six Months ended February 29, 2016 (Unaudited) (in thousands)

	The London Company Income Equity Fund	Zebra Small Cap Equity Fund	SiM High Yield Opportunities Fund	Sound Point Floating Rate Income Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$12,263	$200	$580	$7
Interest income	–	–	26,069	1,536
Miscellaneous Income	–	–	854	–
Income derived from securities lending	–	4	–	–

Total investment income	12,263	204	27,503	1,543

Expenses:
Management and investment advisory fees (Note 2)	1,412	61	1,703	139
Administrative service fees (Note 2):
Institutional Class	222	3	350	53
Y Class	605	13	409	1
Investor Class	33	6	177	10
A Class	111	7	108	–
C Class	203	2	102	–
SP Class	–	–	–	14
Transfer agent fees:
Institutional Class	21	1	121	9
Y Class	7	–	4	1
Investor Class	2	1	4	2
A Class	3	1	6	–
C Class	3	–	2	1
SP Class	–	–	–	2
Custody and fund accounting fees	32	6	45	18
Professional fees	33	20	56	27
Registration fees and expenses	70	31	66	23
Service fees (Note 2):
Institutional Class	–	–	–	–
Y Class	202	4	136	2
Investor Class	36	5	215	12
A Class	55	4	54	–
C Class	101	1	51	–
SP Class	–	–	–	–
Distribution fees (Note 2):
A Class	92	6	90	–
C Class	675	7	339	–
SP Class	–	–	–	7
Prospectus and shareholder report expenses	37	3	48	7
Trustee fees	25	1	33	4
Other expenses	24	3	17	42

Total expenses	4,004	186	4,136	374

Net fees waived and expenses reimbursed (recouped) by Manager (Note 2)	33	(63)	(84)	(127)

Net expenses	4,037	123	4,052	247

Net investment income	8,226	81	23,451	1,296

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	(13,579)	208	(7,792)	(177)
Commission recapture (Note 3)	50	–	–	–
Foreign currency transactions	–	–	(3,144)	–
Futures contracts	(2,052)	(146)	2,148	–
Change in net unrealized appreciation or (depreciation) of:
Investments	7,262	(1,260)	(70,669)	(1,706)
Foreign currency transactions	–	–	8,448	–
Futures contracts	1,007	81	2,088	–
Swap agreements	–	–	–	–
Options and swaption contracts	–	–	–	–
Short sales	–	–	–	–

Net (loss) from investments	(7,312)	(1,117)	(68,921)	(1,883)

Net increase (decrease) in net assets resulting from operations	$914	$(1,036)	$(45,470)	$(587)

A Foreign taxes	–	–	14	–

See accompanying notes

American Beacon FundsSM

Statement of Changes in Net Assets (in thousands)

	The London Company Income Equity Fund		Zebra Small Cap Equity Fund		SiM High Yield Opportunities Fund
	Six Months Ended February 29, 2016	Year Ended August 31, 2015	Six Months Ended February 29, 2016	Year Ended August 31, 2015	Six Months Ended February 29, 2016	Year Ended August 31, 2015
	(unaudited)		(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$8,226	$10,547	$81	$92	$23,451	$41,983
Net realized gain (loss) from investments, commission recapture, foreign currency transactions, and futures contracts	(15,581)	(1,377)	62	2,124	(8,788)	10,914
Change in net unrealized appreciation (depreciation) from investments, foreign currency transactions, futures contracts, swap agreements, options and swaptions contracts and short sales	8,269	(30,040)	(1,179)	(2,207)	(60,133)	(62,095)

Net increase (decrease) in net assets resulting from operations	914	(20,870)	(1,036)	9	(45,470)	(9,198)

Distributions to Shareholders:
Net investment income:
Institutional Class	(1,684)	(2,101)	(9)	(5)	(7,495)	(8,912)
Y Class	(4,412)	(5,121)	(39)	(30)	(8,573)	(16,161)
Investor Class	(218)	(347)	(13)	(1)	(3,455)	(10,695)
A Class	(714)	(990)	(10)	(6)	(2,148)	(4,573)
C Class	(822)	(1,005)	–	–	(1,778)	(3,422)
Net realized gain from investments:
Institutional Class	–	(556)	(201)	(24)	–	(2,661)
Y Class	–	(1,564)	(892)	(139)	–	(7,970)
Investor Class	–	(137)	(447)	(35)	–	(5,265)
A Class	–	(342)	(469)	(67)	–	(2,461)
C Class	–	(583)	(162)	(23)	–	(2,175)

Net distributions to shareholders	(7,850)	(12,746)	(2,242)	(330)	(23,449)	(64,295)

Capital Share Transactions:
Proceeds from sales of shares	294,343	579,989	6,051	9,379	186,100	482,098
Reinvestment of dividends and distributions	3,501	5,799	2,213	315	21,441	57,657
Cost of shares redeemed	(132,758)	(110,716)	(4,757)	(8,185)	(304,426)	(276,477)
Redemption fees	–	–	–	–	25	107

Net increase in net assets from capital share transactions	165,086	475,072	3,507	1,509	(96,860)	263,385

Net increase (decrease) in net assets	158,150	441,456	229	1,188	(165,779)	189,892

Net Assets:
Beginning of period	717,216	275,760	20,329	19,141	881,591	691,699

End of Period *	$875,366	$717,216	$20,558	$20,329	$715,812	$881,591

*Includes undistributed (overdistribution of) net investment income	$1,639	$1,382	$82	$77	$855	$(6,376)

See accompanying notes

American Beacon FundsSM

Statement of Changes in Net Assets (in thousands)

	Sound Point Floating Rate Income Fund
	Six Months Ended February 29, 2016	Year Ended August 31, 2015
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,296	$1,101
Net realized gain (loss) from investments, commission recapture, foreign currency transactions, and futures contracts	(177)	193
Change in net unrealized appreciation (depreciation) from investments, foreign currency transactions, futures contracts, swap agreements, options and swaption contracts, and short sales	(1,706)	(129)

Net increase in net assets resulting from operations	(587)	1,165

Distributions to Shareholders:
Net investment income:
Institutional Class	(1,045)	(1,029)
Y Class	(6)	–
Investor Class	(55)	–
A Class	(3)	–
C Class	(3)	–
SP ClassA	(373)	–
Net realized gain from investments:
Institutional Class	(138)	(330)
Y Class	–	–
Investor Class	–	–
A Class	–	–
C Class	–	–
SP ClassA	(55)	–

Net distributions to shareholders	(1,678)	(1,359)

Capital Share Transactions:
Proceeds from sales of shares	64,168	30,802
Reinvestment of dividends and distributions	1,061	670
Cost of shares redeemed	(28,301)	(7,828)

Net increase in net assets from capital share transactions	36,928	23,644

Net increase in net assets	34,663	23,450
Net Assets:
Beginning of period	43,030	19,580

End of Period *	$77,693	$43,030

*Includes undistributed (overdistribution of) net investment income	$26	$215

A Formerly known as the Investor class.

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of February 29, 2016, the Trust consists of twenty-six active series, four of which are presented in this filing (collectively the “Funds” and each individually a “Fund”): American Beacon The London Company Income Equity Fund, the American Beacon Sound Point Floating Rate Income Fund, American Beacon Zebra Small Cap Equity Fund, and the American Beacon SiM High Yield Opportunities Fund. The remaining twenty two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Reorganization

The American Beacon Sound Point Floating Rate Income Fund is the legal successor to the Sound Point Floating Rate Index Fund (the “Predecessor Fund”). On December 11, 2015, the Fund (which had no prior activity or net assets) acquired all the net assets of the Predecessor Fund pursuant to a plan of reorganization. The exchange consisted of the Predecessor Fund’s Institutional Class and Investor Class shares for the Fund’s Institutional and SP Class shares at the same aggregate value, respectively.

The acquisition was accounted for as a tax-free exchange after the close of business on December 11, 2015, as follows:

Sound Point Floating Rate Income Fund
Institutional Shares	3,638,675
Investor Shares	1,422,126
Net Assets	$52,297,617
Net Investment Income (loss)	750,907
Unrealized Appreciation	(800,278)

The accounting and performance history of the Institutional Class and Investor Class shares of the Predecessor Fund were re-designated as that of the Institutional Class and SP Class shares of the Fund, respectively.

The reorganization shifted the management oversight responsibility from Sound Point Capital Management, LP (“Sound Point”) to the Manager. The Manager engaged Sound Point as the sub-advisor to the Fund, thus maintaining the continuity of the portfolio management.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Predecessor Fund had a distribution plan pursuant to Rule 12b-1 for the Investor Class shares. Under this plan, the Fund collected 0.25% of the average daily net assets for distribution or service activities conducted on behalf of the Fund. Investor Class Shares were converted to SP Class shares on December 11, 2015. Prior to the reorganization, the distributor for the Predecessor Fund received $2,688 in sales commissions from the sale of Investor Class shares (in thousands).

American Beacon FundsSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

Class Disclosure

The inception date for the Y, Investor, A and C Classes of the Sound Point Floating Rate Income Fund is December 11, 2015.

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:

Institutional Class	Investors making an initial investment of $250,000

Y Class	Investors making an initial investment of $100,000

Investor Class	General public and investors investing directly or through an intermediary

A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)

C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC

SP Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory, fund management, and securities lending services. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Funds an annualized fee equal to 0.05% of the average daily net assets. The Funds pay the unaffiliated investment advisors hired to direct investment activities of the Funds. Management fees paid by the Funds during the six months ended February 29, 2016 were as follows (in thousands):

Fund	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Amounts Paid to Manager
The London Company Income Equity	0.36%	$1,412	$1,216	$196
Zebra Small Cap Equity	0.59%	61	56	5
SiM High Yield Opportunities	0.45%	1,703	1,512	191

Prior to December 11, 2015, the manager of the Predecessor Fund received an annual rate of 0.65% of the average daily net assets of the Fund. Since December 11, 2015, the Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the unaffiliated investment advisor hired by the Manager to direct investment activities for the Fund. Management fees paid including amounts paid by the Predecessor Funds during the six months ended February 29, 2016 are as follows (dollars in thousands):

American Beacon FundsSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

Fund	Management Fee Rate	Management Fee	Amounts paid to Investment Advisors*	Net Amounts Retained by Manager
Sound Point Floating Rate Income	0.40%	$139	$132	$7

*Includes amounts paid by the Predecessor Funds.

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Zebra Small Cap Equity Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 25% of the net monthly interest income (the gross income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 25% of such loan fees. Currently, the Manager earns 10% of such income. This fee is included in “Management and investment advisory fees” on the Statements of Operations. During the six months ended February 29, 2016, securities lending fees paid to the Manager were $471 for the Zebra Small Cap Equity Fund.

Administration Agreement

The Manager and the Trust entered into an Administration Agreement which obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administration Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, A, and C Classes of the Funds.

Distribution Plans

The Funds, except for the A and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisor hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of the Funds’ shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A, C, and SP Classes of the Funds. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A and SP Classes and 1.00% of the average daily net assets of the C Classes of each Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee of 0.10% of the average daily net assets of Y Class, 0.15% of the average daily net assets of the A and C Class, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Investment in Affiliated Funds

The Funds may invest in the American Beacon Money Market Select Fund (the “MM Select Fund”) and the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”) (collectively the “Select Funds”). Cash collateral received by the Funds in connection with securities lending may be invested in the Select Funds. The Funds and the Select Funds have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized management fee of 0.09% of the average daily net assets of the Select Funds.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

During the six months ended February 29, 2016, fees earned by the Manager from the Select Funds were as follows:

Fund	Direct Investments in Select Funds	Fees Earned from Securities Lending Collateral Invested in Select Funds	Total
Zebra Small Cap Equity Fund	$-	$115	$115

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating Funds. During the six months ended February 29, 2016, the SIM High Yield Opportunities Fund borrowed an average of $7,353,071 for 4 days at an average rate of 0.81% with interest charges of $608. This amount is recorded within “Other expenses” on the accompanying Statements of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reimburse the following Funds to the extent that total annual fund operating expenses exceeded the Funds’ expense cap. During the six months ended February 29, 2016, the Manager reimbursed expenses as follows:

Fund	Class	Expense Cap 9/1/15- 12/31/15	Expense Cap 1/1/16- 2/29/16	Reimbursed Expenses	(Recouped) Expenses	Expiration of Reimbursed Expenses
The London Company Income Equity	Institutional	0.79%	N/A	$3,272	$(35,955)	2019
The London Company Income Equity	Y	N/A	N/A	-	-	2019
The London Company Income Equity	Investor	N/A	N/A	56	(56)	2019
The London Company Income Equity	A	1.19%	N/A	989	(989)	2019
The London Company Income Equity	C	1.94%	N/A	197	(197)	2019
Zebra Small Cap Equity	Institutional	0.99%	0.89%	6,287	-	2019
Zebra Small Cap Equity	Y	1.09%	0.99%	26,881	-	2019
Zebra Small Cap Equity	Investor	1.37%	1.27%	10,367	-	2019
Zebra Small Cap Equity	A	1.39%	1.29%	14,608	-	2019
Zebra Small Cap Equity	C	2.14%	2.04%	4,566	-	2019
SiM High Yield Opportunities	Institutional	0.84%	0.84%	93,173	-	2019
SiM High Yield Opportunities	Investor	1.19%	N/A	2,200	(2,200)	2019
SiM High Yield Opportunities	A	1.24%	N/A	1,867	(4,795)	2019
SiM High Yield Opportunities	C	1.99%	N/A	753	(6,927)	2019

Of these amounts, $10,646 and $6,346 are receivable from the Manager to the Zebra Small Cap Equity and SiM High Yield Opportunities Funds, respectively, and $32,683 is payable from The London Company Income Equity Fund as of February 29, 2016. The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’s average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The reimbursed expenses listed above will expire in 2019. The other Funds have not recorded a liability for potential reimbursements, due to the current assessment that a reimbursement is unlikely. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recovered Expenses	Excess Expense Carryover	Expired Expenses	Expiration of Reimbursed Expenses
The London Company Income Equity	$37,197	$48,415	$-	2016
The London Company Income Equity	-	13,005	-	2017
Zebra Small Cap Equity	-	122,920	-	2016
Zebra Small Cap Equity	-	94,922	-	2017
Zebra Small Cap Equity	-	105,676	-	2018

American Beacon FundsSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

SiM High Yield Opportunities	13,922	105,436	-	2016
SiM High Yield Opportunities	-	23,730	-	2017

Prior to December 11, 2015, the Predecessor Fund contractually agreed to reimburse operating expenses to the extent that total annual fund expenses exceeded 0.90% and 1.15% for the Institutional and Investor (now SP Class) Classes, respectively, of the Sound Point Floating Rate Income Fund. At the time of reorganization the Predecessor Fund had reimbursed expenses of $47,092 and $7,756 for Institutional and Investor Classes, respectively.

After the reorganization the Manager agreed to reimburse the Fund to the extent that total annual fund operating expenses exceeded a Fund’s expense cap. For the six months ended February 29, 2016, the Manager waived or reimbursed expenses as follows:

		Expense Cap
Fund	Class	9/1/15 to 12/10/15	12/11/15 to 2/29/16	Waived or Reimbursed Expenses	Expenses Ineligible for Recoupment	Expiration
Sound Point Floating Rate Income	Institutional	0.90%	0.84%	$ 59,999	$ 47,092	2019
Sound Point Floating Rate Income	Y	N/A	0.94%	763	-	2019
Sound Point Floating Rate Income	Investor	N/A	1.22%	1,185	-	2019
Sound Point Floating Rate Income	A	N/A	1.24%	654	-	2019
Sound Point Floating Rate Income	C	N/A	1.99%	1,981	-	2019
Sound Point Floating Rate Income	SP	1.15%	1.15%	9,078	7,756	2019

Of these amounts, $9,032 was receivable from the Manager at February 29, 2016 for the Sound Point Floating Rate Income Fund.

The Sound Point Floating Rate Income Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’ average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. During the six months ended February 29, 2016, the Fund did not record a liability for potential reimbursement, due to the current assessment that a reimbursement is unlikely.

Sales Commissions

The Funds’ distributor, Foreside Fund Services, LLC (“Foreside”) may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. For the six months ended February 29, 2016, Foreside collected $68,181, $275, and $10,759 in sales commissions from the sale of A Class shares for The London Company Income Equity, Zebra Small Cap Equity, and SiM High Yield Opportunities Funds, respectively.

A CDSC of 0.50% will be deducted with respect to Class A shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A shares redeemed. During the six months ended February 29, 2016, there were no CDSC fees collected for Class A shares.

A CDSC of 1.00% will be deducted with respect to Class C shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C shares redeemed. During the six months ended February 29, 2016 CDSC fees of $27,489, $53 and $5,647 were collected for The London Company Income Equity, Zebra Small Cap Equity, and SiM High Yield Opportunities Funds, respectively.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of its portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Funds’ pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADRs and futures contracts. The Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Funds use outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. Markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts, options contracts or swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included below.

The Funds’ investments are summarized by level based on the inputs used to determine their values. As of February 29, 2016, the investments were classified as described below (in thousands):

The London Company Income Equity Fund(1)	Level 1	Level 2	Level 3	Total
Common Stock	$815,904	$-	$-	$815,904
Preferred Stock	8,937	-	-	8,937
Short-Term Investments - Money Markets	42,255	-	-	42,255

Total Investments in Securities	$867,096	$-	$-	$867,096

Financial Derivative Instruments - Assets
Futures Contracts	$591	$-	$-	$591

Total Financial Derivative Instruments	$591	$-	$-	$591

American Beacon FundsSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

Sound Point Floating Rate Income Fund(1)	Level 1	Level 2	Level 3	Total
Bank Loan Obligations	$-	$64,796	$-	$64,796
Corporate Obligations	-	226	-	226
Short-Term Investments - Money Markets	17,086	-	-	17,086

Total Investments in Securities	$17,086	$65,022	$-	$82,108

Zebra Small Cap Equity Fund(1)	Level 1	Level 2	Level 3	Total
Common Stock	$19,412	$-	$-	$19,412
Short-Term Investments - Money Markets	980	-	-	980
Securities Lending Collateral Invested in Money Market Funds	277	-	-	277

Total Investments in Securities	$20,669	$-	$-	$20,669

Financial Derivative Instruments - Assets
Futures Contracts	$36	$-	$-	$36

Total Financial Derivative Instruments	$36	$-	$-	$36

SiM High Yield Opportunities Fund(1)	Level 1	Level 2	Level 3	Total
Common Stock	$12,008	$-	$-	$12,008
Domestic Bank Loan Obligations	-	21,597	-	21,597
Domestic Convertible Obligations	-	13,074	-	13,074
Domestic Obligations	-	568,362	-	568,362
Foreign Convertible Obligations	-	-	1,070	1,070
Foreign Obligations	-	62,563	-	62,563
Short-Term Investments - Money Markets	21,874	-	-	21,874

Total Investments in Securities	$33,882	$665,596	$1,070	$700,548

Financial Derivative Instruments - Assets
Futures Contracts	$2,607	$-	$-	$2,607

Total Financial Derivative Instruments	$2,607	$-	$-	$2,607

(1)	Refer to the Schedules of Investments for industry or country information.

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. For the six month ended February 29, 2016, there were no transfers between levels.

The following is a reconciliation of Level 3 assets of the SiM High Yield Opportunities Fund, for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Foreign Convertible Obligations
Beginning Balance as of 8/31/2015	$1,419
Net Purchases	-
Net Sales	-
Accrued Discounts/(Premiums)	-
Realized Gain/(Loss)	-
Net Change in Unrealized Appreciation/(Depreciation)	(349)
Transfers into Level 3	-
Transfers out of Level 3	-

Ending Balance 2/29/2016	$1,070

Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 2/29/2016(3)	$(349)

The following is a summary of significant unobservable inputs used in the fair valuation of the asset categorized within Level 3 of the fair value hierarchy:

American Beacon FundsSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

Security Type	Fair Value At 2/29/2016	Valuation Technique	Unobservable Inputs	Input Assumptions(4)		Fair Value at 2/29/2016 per share

Foreign Convertible Obligations	$ 1,070	Discounted Cash Flow Analysis	Cash Flows	125mm of a 20 year Super Senior Security with a 15% coupon		7.00 EUR/ $7.61
				400mm of a 10 year Senior Security with a 3% coupon
				300mm of a 15 year Junior Security with a 1% coupon
				300mm of a 20 year Subordinated Security zero coupon
			Discount Factor	Super Senior	8.00%
				Senior	10.00%
				Junior	12.00%
				Subordinated	15.00%
				Additional Timing Discount 25.00%

(3) Change in unrealized appreciation or (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation or (depreciation) on the Statement of Operations.

(4) The key assumptions used in the discounted cash flow analysis are the future expected payments to be received, timing of the expected cash flows, and the discount rates used to present value the expected cash flows. The valuation estimate will change if one of the key assumptions either increases or decreases, keeping all other assumptions constant. For example, if the expected cash flows increase/decrease, the valuation estimate will increase/decrease. If the discount rates used decrease/increase, the valuation estimate will increase/decrease.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expense and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses in the Funds’ Statement of Operations.

Dividends to Shareholders

Dividends from net investment income of the Funds normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

Commission Recapture

The Funds, except for SiM High Yield Opportunities Fund, have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

The SiM High Yield Opportunities Fund imposes a 2% redemption fee on shares held for less than 90 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact, and other costs associated with short-term trading activity in the Fund. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of the Fund prorata based on their respective net assets.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and other Investments

Inflation-Indexed Bonds

The SiM High Yield Opportunities Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as “Interest income” on the Statements of Operations, even though investors do not receive their principal until maturity.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

Pay-In-Kind Securities

The SiM High Yield Opportunities Fund may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the “Unrealized appreciation (depreciation) on investments” to “Dividends and interest receivable” in the Statements of Assets and Liabilities.

Illiquid and Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Illiquid and restricted securities held by the Funds at the period ended February 29, 2016 are disclosed in the Notes to the Schedules of Investments.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Floating Rate Loan Interests

The Sound Point Floating Rate Income Fund and SiM High Yield Opportunities Fund may invest in floating rate loan interests. The floating rate loan interests held by the Funds are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in

American Beacon FundsSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Funds consider these investments to be investments in debt securities for purposes of its investment policies.

When the Funds purchase a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Funds may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Funds will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Funds may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Funds having a direct contractual relationship with the borrower, and the Funds may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear a proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the

American Beacon FundsSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Master Agreements

The SiM High Yield Opportunities Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflect this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation or depreciation until the contracts are terminated, at which time realized gains and losses are

American Beacon FundsSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the six months ended February 29, 2016, the Funds entered into futures contracts primarily for return enhancement and exposing cash to markets.

The Funds’ futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts for the six month ended February 29, 2016. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period ended February 29, 2016
The London Company Income Equity Fund	296
Zebra Small Cap Equity Fund	8
SiM High Yield Opportunities Fund	705

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure (in thousands) (1):

Fair Values of financial derivative instruments not accounted for as hedging instruments as of February 29, 2016 (000’s):
		The London Company Income Equity Fund	SiM High Yield Opportunities Fund	Zebra Small Cap Equity Fund
Assets	Derivative
Receivable for variation margin from open futures contracts	Equity Contracts	$591	$-	$36
Receivable for variation margin from open futures contracts	Foreign Exchange Contracts	-	2,607	-

The effect of financial derivative instruments not accounted for as hedging instruments during the six months ended February 29, 2016 (000’s):
		The London Company Income Equity Fund	SiM High Yield Opportunities Fund	Zebra Small Cap Equity Fund
Statements of Operations	Derivative
Net realized gain or (loss) from futures contracts	Equity Contracts	$(2,052)	$-	$(145)
Net realized gain or (loss) from futures contracts	Foreign Exchange Contracts	-	2,148	-
Change in net unrealized appreciation or (depreciation) of futures contracts	Equity Contracts	1,007	-	80
Change in net unrealized appreciation or (depreciation) of futures contracts	Foreign Exchange Contracts	-	2,088	-

		$(1,045)	$4,236	$(65)

(1) See Note 3 in the Notes to Financial Statements for additional information.

6. Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the

American Beacon FundsSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the base currency of the Funds, or, in the case of hedging positions, that the Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks

The SiM High Yield Opportunities Fund and Sound Point Floating Rate Income Fund will be exposed to credit risk with respect to issuers of portfolio securities. The Funds minimize concentrations of credit risk by undertaking transactions with a large number of issuers. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

Similar to credit risk, the SiM High Yield Opportunities Fund and Sound Point Floating Rate Income Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The SiM High Yield Opportunities Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and US dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the SiM High Yield Opportunities Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The fair value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

Loan Interests Risks

Unlike publicly traded common stocks which trade on national exchanges, there is no central place or exchange for loans to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods stated in its prospectus. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain floating rate loans may impair the ability of the Fund to sell its loan interests at a time when it may otherwise be desirable to do so or may require the Fund to sell them at prices that are less than what the Fund regards as their fair market value and may make it difficult to value such loans. Interests in loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties, which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of February 29, 2016 (in thousands).

The London Company Income Equity Fund

Offsetting of Financial Assets and Derivative Assets as of February 29, 2016:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Futures Contracts (1)	$ 591	$ -	$ 591

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of February 29, 2016:

	Net amount of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co. (1)	$ 591	$ -	$ -	$ 591

Zebra Small Cap Equity Fund

Offsetting of Financial Assets and Derivative Assets as of February 29, 2016:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Futures Contracts (1)	$36	$ -	$36
Securities Lending(2)	267	-	267

	$303	$ -	$303

American Beacon FundsSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of February 29, 2016:

	Net amount of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(2)	Net Amount
Citigroup Global Markets(2)	$18	$-	$(18)	$-
Goldman Sachs & Co.(1)	36	-	-	36
JP Morgan Clearing Corp. (2)	249	-	(249)	-

	$303	$-	$(267)	$36

SiM High Yield Opportunities Fund

Offsetting of Financial Assets and Derivative Assets as of February 29, 2016:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Futures Contracts (1)	$2,607	$-	$2,607

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of February 29, 2016:

	Net amount of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received[1]	Net Amount
Archer Financial Services, Inc.(1)	$2,607	$-	$-	$2,607

(1) The securities presented here within are not subject to Master Netting Agreements. As such, this is disclosed for informational purposes only.

(2) Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $277 has been received in connection with securities lending transactions.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits in the accompanying financial statements. The tax years for the periods ended August 31, 2012, 2013, 2014 and 2015 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognized interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation or depreciation, as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid was as follows (in thousands):

American Beacon FundsSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

	The London Company Income Equity Fund		Sound Point Floating Rate Income Fund

	Six months ended February 29, 2016	Year Ended August 31, 2015	From December 11 to February 29, 2016	Year Ended August 31, 2015
Distributions paid from:	(unaudited)		(unaudited)
Ordinary income*
Institutional Class	$1,684	$2,265	$1,045	$1,029
Y Class	4,412	5,580	6	-
Investor Class	218	387	56	-
A Class	714	1,090	3	-
C Class	822	1,176	3	-
SP Class	-	-	373	-
Long-term capital gains
Institutional Class	-	393	138	330
Y Class	-	1,105	-	-
Investor Class	-	97	-	-
A Class	-	241	-	-
C Class	-	412	-	-
SP Class	-	-	54	-

Total distributions paid	$7,850	$12,746	$1,678	$1,359

	Zebra Small Cap Equity Fund		SiM High Yield Opportunities Fund

	Six months ended February 29, 2016	Year Ended August 31, 2015	Six months ended February 29, 2016	Year Ended August 31, 2015
Distributions paid from:	(unaudited)		(unaudited)
Ordinary income*
Institutional Class	$64	$9	$7,495	$9,501
Y Class	286	51	8,573	17,929
Investor Class	137	6	3,455	11,863
A Class	140	16	2,148	5,119
C Class	45	4	1,778	3,904
Long-term capital gains
Institutional Class	146	20	-	2,072
Y Class	645	118	-	6,202
Investor Class	323	30	-	4,097
A Class	339	57	-	1,915
C Class	117	19	-	1,693

Total distributions paid	$2,242	$330	$23,449	$64,295

*For tax purposes, short-term capital gains are considered ordinary income distributions.

As of February 29, 2016, the components of distributable earnings (deficits) on a tax basis were as follows (in thousands):

	The London Company Income Equity Fund	Sound Point Floating Rate Income Fund	Zebra Small Cap Equity 0Fund	SiM High Yield Opportunities Fund
Cost basis of investments for federal income tax purposes	$856,829	$83,765	$22,771	$809,820
Unrealized appreciation	58,476	167	1,101	5,459
Unrealized depreciation	(48,209)	(1,824)	(3,203)	(114,731)

Net unrealized appreciation (depreciation)	10,267	(1,657)	(2,102)	(109,272)

Undistributed ordinary income	1,317	26	75	-
Undistributed long-term capital gains	-	-	63	-
Accumulated capital and other losses	(16,345)	(167)	-	(3,357)
Other temporary differences	1	-	1	(311)

Distributable earnings (deficits)	$(4,760)	$(1,798)	$(1,963)	$(112,940)

American Beacon FundsSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains or(losses) on certain derivative instruments and the reclassification of income from real estate investment securities and publicly traded partnerships, and the realization for tax purposes of unrealized gain or (loss) on investments in passive foreign investment companies.

Due to inherent differences in the recognition of income, expenses and realized gains or (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from foreign currency, paydown reclasses, reclassifications of income from real estate investment securities and publicly traded partnerships, gains or (losses) from sales of investments in passive foreign investment companies, and dividends that have been reclassified as of February 29, 2016 (in thousands):

	The London Company Income Equity Fund	Sound Point Floating Rate Income Fund	Zebra Small Cap Equity Fund	SiM High Yield Opportunities Fund
Paid-in-capital	$ (1)	$-	$-	$(9,757)
Undistributed net investment income	(119)	-	(5)	7,229
Accumulated net realized gain (loss)	120	-	5	2,528
Unrealized appreciation (depreciation) of investments, foreign currency translations, futures contracts, swap agreements, optins and swaptions contracts, and short sales	-	-	-	-

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of February 29, 2016, The London Company Income Equity Fund had $12,693 short-term and $3,652 long-term capital loss carryforwards, Sound Point Floating Rate Income Fund had $167 short-term capital loss carryforwards, and SiM High Yield Opportunities Fund had $3,357 short-term capital loss carryforwards (in thousands).

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments other than short-term obligations for the six months ended February 29, 2016 were (in thousands):

	Purchases	Sales
The London Company Income Equity Fund	$ 235,329	$99,595
Sound Point Floating Rate Income Fund	69,057	39,245
Zebra Small Cap Equity Fund	3,816	2,441
SiM High Yield Opportunities	101,930	199,926

A summary of the Zebra Small Cap Equity Fund’s transactions in the Select Funds for the six months February 29, 2016 is set forth below (in thousands):

Type of Transaction	Affiliated Fund	August 31, 2015 Shares/Fair Value	Purchases	Sales	February 29, 2016 Shares/Fair Value	Dividend Income
Securities Lending	USG Select Fund	$139	$2,249	$2,204	$183	N/A

American Beacon FundsSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

9. Securities Lending

The Zebra Small Cap Equity Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked to market daily. Daily mark to market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds, and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedules of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retain 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of February 29, 2016, the value of outstanding securities on loan and the value of collateral was as follows (in thousands):

Fair Value of Securities on Loan	Non-Cash Collateral	Cash Collateral Posted by Borrower
$ 267	$ -	$ 277

Cash collateral is listed on the Zebra Small Cap Equity Fund’s Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments, grossed up by the securities lending fees paid to the Manager, is included in Income derived from securities lending on the Statements of Operations.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statements of Assets and Liabilities.

10. Change in Independent Registered Public Accounting Firm

The Funds engaged Ernst & Young LLP (“EY”) as the independent registered public accounting firm for the period ending February 29, 2016. EY replaces BBD LLP (“BBD”), the Predecessor Fund’s previous independent registered public accounting firm, who was dismissed upon completion of the tax-free reorganization. The engagement of EY as accountants of the Funds was approved by the Audit Committee of the Board of Trustees on November 10, 2015. During the periods that BBD served as the Predecessor Fund’s independent registered public accounting firm and through December 10, 2015, BBD’s audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. There were no disagreements between the Funds and BBD on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds (dollars and shares in thousands):

For the Periods ended February 29, 2016

	Institutional Class		Y Class		Investor Class
The London Company Income Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,450	$34,260	14,208	$197,304	509	$7,101
Reinvestment of dividends	102	1,428	90	1,261	15	209
Shares redeemed	(989)	(13,846)	(6,308)	(87,567)	(406)	(5,536)

Net increase in shares outstanding	1,563	$21,842	7,990	$110,998	118	$1,774

	A Class		C Class
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	1,349	$18,750	2,668	$36,928
Reinvestment of dividends	30	414	14	189
Shares redeemed	(1,009)	(13,991)	(859)	(11,818)

Net increase in shares outstanding	370	$5,173	1,823	$25,299

	Institutional Class		Y Class		Investor Class
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,751	$27,968	118	$1,188	1,942	$19,458
Reinvestment of dividends	81	816	1	6	6	56
Shares redeemed	(1,879)	(19,367)	–	(3)	(441)	(4,389)

Net increase in shares outstanding	953	$9,417	119	$1,191	1,507	$15,125

	A Class		C Class		SP Class
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	14	$138	25	$253	1,466	$15,163
Reinvestment of dividends	–	3	–	3	18	177
Shares redeemed	–	–	–	–	(454)	(4,542)

Net increase in shares outstanding	14	$141	25	$256	1,030	$10,798

American Beacon FundsSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

	Institutional Class		Y Class		Investor Class
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	34	$468	105	$1,378	230	$3,128
Reinvestment of dividends	17	210	73	931	36	460
Shares redeemed	(18)	(232)	(221)	(2,929)	(42)	(549)

Net increase (decrease) in shares outstanding	33	$446	(43)	$(620)	224	$3,039

	A Class		C Class
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	43	$584	38	$493
Reinvestment of dividends	35	453	13	159
Shares redeemed	(60)	(800)	(20)	(247)

Net increase in shares outstanding	18	$237	31	$405

	Institutional Class		Y Class		Investor Class
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,836	$87,480	7,409	$65,332	2,165	$19,173
Redemption Fees	–	7	–	11	–	2
Reinvestment of dividends	827	7,375	860	7,687	377	3,385
Shares redeemed	(5,602)	(49,878)	(10,434)	(92,851)	(14,536)	(130,939)

Net increase (decrease) in shares outstanding	5,061	$44,984	(2,165)	$(19,821)	(11,994)	$(108,379)

	A Class		C Class
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	1,038	$9,237	543	$4,878
Redemption Fees	–	1	–	4
Reinvestment of dividends	171	1,531	163	1,463
Shares redeemed	(2,299)	(20,589)	(1,135)	(10,169)

Net (decrease) in shares outstanding	(1,090)	$(9,820)	(429)	$(3,824)

For the Year ended August 31, 2015

	Institutional Class		Y Class		Investor Class
The London Company Income Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,701	$99,534	21,660	$316,041	942	$13,858
Reinvestment of dividends	169	2,482	127	1,861	31	452
Shares redeemed	(1,107)	(16,279)	(4,083)	(59,823)	(659)	(9,571)

Net increase in shares outstanding	5,763	$85,737	17,704	$258,079	314	$4,739

	A Class		C Class
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	3,973	$58,224	6,361	$92,332
Reinvestment of dividends	46	669	23	335
Shares redeemed	(1,004)	(14,429)	(734)	(10,614)

Net increase in shares outstanding	3,015	$44,464	5,650	$82,053

	Institutional Class		Y Class		Investor Class
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	43	$650	296	$4,334	185	$2,778
Reinvestment of dividends	2	30	11	166	2	35
Shares redeemed	(33)	(484)	(187)	(2,737)	(215)	(3,209)

Net increase (decrease) in shares outstanding	12	$196	120	$1,763	(28)	$(396)

American Beacon FundsSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

	A Class		C Class
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	90	$1,340	20	$277
Reinvestment of dividends	5	65	1	19
Shares redeemed	(97)	(1,413)	(24)	(342)

Net (decrease) in shares outstanding	(2)	$(8)	(3)	$(46)

	Institutional Class		Y Class		Investor Class
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	21,009	$205,596	16,073	$158,912	7,909	$77,529
Redemption fees	–	19	–	39	–	27
Reinvestment of dividends	1,160	11,291	2,185	21,309	1,618	15,745
Shares redeemed	(5,028)	(48,856)	(10,310)	(100,685)	(7,908)	(77,579)

Net increase in shares outstanding	17,141	$168,050	7,948	$79,575	1,619	$15,722

	A Class		C Class
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	2,519	$24,849	1,532	$15,212
Redemption fees	–	12	–	10
Reinvestment of dividends	516	5,042	436	4,270
Shares redeemed	(3,418)	(33,631)	(1,599)	(15,726)

Net increase (decrease) in shares outstanding	(383)	$(3,728)	369	$3,766

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American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class

		Year Ended August 31,
	Six Months Ended February 29, 2016	2015	2014	2013	May 29 to August 31, 2012
	(unaudited)

Net asset value, beginning of period	$13.85	$14.12	$11.80	$10.49	$10.00

Income from investment operations:
Net investment income	0.16	0.31	0.30	0.31	0.06
Net gains (losses) on investments (both realized and unrealized)	(0.08)	(0.14)	2.39	1.30	0.47

Total income (loss) from investment operations	0.08	0.17	2.69	1.61	0.53

Less distributions:
Dividends from net investment income	(0.16)	(0.32)	(0.28)	(0.29)	(0.04)
Distributions from net realized gains	–	(0.12)	(0.09)	(0.01)	–

Total distributions	(0.16)	(0.44)	(0.37)	(0.30)	(0.04)

Net asset value, end of period	$13.77	$13.85	$14.12	$11.80	$10.49

Total return A	0.57%B	1.08%	23.13%	15.55%	5.31%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$157,705	$137,007	$58,277	$44,731	$10,331
Ratios to average net assets:
Expenses, before reimbursements	0.75%	0.75%	0.82%	1.13%	7.28%	C
Expenses, net of reimbursements	0.79%	0.79%	0.79%	0.79%	0.79%	C
Net investment income (loss), before expense reimbursements	2.38%	2.35%	2.31%	2.32%	(3.99	)%C
Net investment income, net of reimbursements	2.34%	2.30%	2.33%	2.66%	2.50%	C
Portfolio turnover rate	13%	15%	10%	15%	6%	B

	Y Class

	Six Months Ended February 29, 2016	Year Ended August 31,			May 29 to August 31, 2012
		2015	2014	2013
	(unaudited)

Net asset value, beginning of period	$13.79	$14.06	$11.75	$10.49	$10.00

Income from investment operations:
Net investment income	0.16	0.31	0.28	0.33	0.05
Net gains (losses) on investments (both realized and unrealized)	(0.08)	(0.15)	2.39	1.26	0.48

Total income (loss) from investment operations	0.08	0.16	2.67	1.59	0.53

Less distributions:
Dividends from net investment income	(0.16)	(0.31)	(0.27)	(0.32)	(0.04)
Distributions from net realized gains	–	(0.12)	(0.09)	(0.01)	–

Total distributions	(0.16)	(0.43)	(0.36)	(0.33)	(0.04)

Net asset value, end of period	$13.71	$13.79	$14.06	$11.75	$10.49

Total return A	0.54%B	1.03%	23.05%	15.45%	5.31%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$471,829	$364,477	$122,715	$28,814	$551
Ratios to average net assets:
Expenses, before reimbursements	0.82%	0.83%	0.89%	1.09%	10.59%	C
Expenses, net of reimbursements	0.82%	0.84%	0.89%	0.89%	0.89%	C
Net investment income (loss), before expense reimbursements	2.31%	2.27%	2.24%	2.22%	(7.30	)%C
Net investment income, net of reimbursements	2.31%	2.26%	2.25%	2.42%	2.40%	C
Portfolio turnover rate	13%	15%	10%	15%	6%	B

A Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B Not annualized.

C Annualized.

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class

	Six Months Ended February 29, 2016	Year Ended August 31,			May 29 to August 31, 2012
		2015	2014	2013
	(unaudited)

Net asset value, beginning of period	$13.81	$14.08	$11.76	$10.48	$10.00

Income from investment operations:
Net investment income	0.14	0.28	0.26	0.27	0.05
Net gains (losses) on investments (both realized and unrealized)	(0.08)	(0.17)	2.39	1.29	0.47

Total income (loss) from investment operations	0.06	0.11	2.65	1.56	0.52

Less distributions:
Dividends from net investment income	(0.14)	(0.26)	(0.24)	(0.27)	(0.04)
Distributions from net realized gains	–	(0.12)	(0.09)	(0.01)	–

Total distributions	(0.14)	(0.38)	(0.33)	(0.28)	(0.04)

Net asset value, end of period	$13.73	$13.81	$14.08	$11.76	$10.48

Total return A	0.41%B	0.71%	22.83%	15.14%	5.21%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$22,060	$20,565	$16,550	$8,840	$2,073
Ratios to average net assets:
Expenses, before reimbursements	1.06%	1.04%	1.06%	1.54%	10.14%	C
Expenses, net of reimbursements	1.06%	1.16%	1.10%	1.17%	1.17%	C
Net investment income (loss), before expense reimbursements	2.07%	2.04%	2.06%	1.86%	(6.99	)%C
Net investment income, net of reimbursements	2.07%	1.93%	2.02%	2.23%	1.99%	C
Portfolio turnover rate	13%	15%	10%	15%	6%	B

	A Class

	Six Months Ended February 29, 2016	Year Ended August 31,			May 29 to August 31, 2012
		2015	2014	2013
	(unaudited)

Net asset value, beginning of period	$13.73	$14.00	$11.70	$10.47	$10.00

Income from investment operations:
Net investment income	0.14	0.27	0.24	0.31	0.05
Net gains (losses) on investments (both realized and unrealized)	(0.09)	(0.16)	2.37	1.23	0.46

Total income (loss) from investment operations	0.05	0.11	2.61	1.54	0.51

Less distributions:
Dividends from net investment income	(0.13)	(0.26)	(0.22)	(0.30)	(0.04)
Distributions from net realized gains	–	(0.12)	(0.09)	(0.01)	–

Total distributions	(0.13)	(0.38)	(0.31)	(0.31)	(0.04)

Net asset value, end of period	$13.65	$13.73	$14.00	$11.70	$10.47

Total return A	0.38%B	0.71%	22.58%	14.99%	5.11%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$76,987	$72,363	$31,579	$12,109	$647
Ratios to average net assets:
Expenses, before reimbursements	1.13%	1.13%	1.28%	1.59%	11.94%	C
Expenses, net of reimbursements	1.13%	1.17%	1.27%	1.29%	1.29%	C
Net investment income (loss), before expense reimbursements	2.00%	1.96%	1.85%	1.93%	(8.87	)%C
Net investment income, net of reimbursements	2.00%	1.92%	1.86%	2.23%	1.78%	C
Portfolio turnover rate	13%	15%	10%	15%	6%	B

A Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B Not annualized.

C Annualized.

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class

	Six Months Ended February 29, 2016	Year Ended August 31,			May 29 to August 31, 2012
		2015	2014	2013
	(unaudited)

Net asset value, beginning of period	$13.65	$13.93	$11.66	$10.46	$10.00

Income from investment operations:
Net investment income	0.09	0.18	0.15	0.24	0.04
Net gains (losses) on investments (both realized and unrealized)	(0.09)	(0.17)	2.35	1.21	0.46

Total income (loss) from investment operations	0.00	0.01	2.50	1.45	0.50

Less distributions:
Dividends from net investment income	(0.09)	(0.17)	(0.14)	(0.24)	(0.04)
Distributions from net realized gains	–	(0.12)	(0.09)	(0.01)	–

Total distributions	(0.09)	(0.29)	(0.23)	(0.25)	(0.04)

Net asset value, end of period	$13.56	$13.65	$13.93	$11.66	$10.46

Total return A	(0.04)%B	(0.04)%	21.69%	14.05%	5.01%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$146,785	$122,804	$46,639	$8,015	$274
Ratios to average net assets:
Expenses, before reimbursements	1.87%	1.88%	2.02%	2.26%	13.83%	C
Expenses, net of reimbursements	1.87%	1.89%	2.01%	2.04%	2.04%	C
Net investment income (loss), before expense reimbursements	1.26%	1.22%	1.11%	1.09%	(10.65	)%C
Net investment income, net of reimbursements	1.26%	1.21%	1.12%	1.31%	1.14%	C
Portfolio turnover rate	13%	15%	10%	15%	6%	B

A Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B Not annualized.

C Annualized.

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended February 29, 2016		Year Ended August 31,				For the Period December 3, 2012I through August 31, 2013
			2015		2014
	(unaudited)
Net asset value, beginning of period	$10.38		$10.49		$10.58		$10.00

Income from investment operations:
Net investment income	0.24		0.52	D	0.57		0.14
Net gains (losses) on investments (both realized and unrealized)	(0.32)		0.06		0.14		0.50
Total income (loss) from investment operations	(0.08)		0.58		0.71		0.64

Less distributions:
Dividends from net investment income	(0.28)		(0.52)		(0.58)		(0.06)
Distributions from net realized gains	(0.04)		(0.17)		(0.22)		–

Total distributions	(0.32)		(0.69)		(0.80)		(0.06)

Net asset value, end of period	$9.98		$10.38		$10.49		$10.58

Total return A	(0.76)%B		5.75%		6.92%		6.40%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$50,724		$42,903		$19,578		$17,179
Ratios to average net assets:
Expenses, before reimbursements	1.36%	C	1.88%		2.37%		3.33%	C
Expenses, net of reimbursements	0.84%	C	0.90%		1.58%		2.08%	C
Net investment income, before expense reimbursements	4.69%	C	4.06%		4.56%		(0.86	)% C
Net investment income, net of reimbursements	5.21%	C	5.04%		5.35%		2.11%	C
Portfolio turnover rate	87%	B	196%		165%		197%	B

	Y Class		Investor Class		A Class		C Class
	December 11* to February 29, 2016		December 11* to February 29, 2016		December 11* to February 29, 2016		December 11* to February 29, 2016
	(unaudited)		(unaudited)		(unaudited)		(unaudited)
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00

Income from investment operations:
Net investment income	0.26		0.26		0.13		0.17
Net gains (losses) on investments (both realized and unrealized)	0.02		0.00		0.13		0.08

Total income (loss) from investment operations	0.28		0.26		0.26		0.25

Less distributions:
Dividends from net investment income	(0.27)		(0.26)		(0.26)		(0.25)
Distributions from net realized gains	(0.04)		(0.04)		(0.04)		(0.04)

Total distributions	(0.31)		(0.30)		(0.30)		(0.29)

Net asset value, end of period	$9.97		$9.96		$9.96		$9.96

Total return A	(0.60)%B		(0.66)%B		(0.66)%B		(0.82)%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,183		$15,014		$137		$253
Ratios to average net assets:
Expenses, before reimbursements	1.64%	C	1.29%	C	4.11%	C	4.03%	C
Expenses, net of reimbursements	0.94%	C	1.22%	C	1.24%	C	1.99%	C
Net investment income (loss), before expense reimbursements	2.74%	C	3.04%	C	0.42%	C	0.48%	C
Net investment income, net of reimbursements	3.43%	C	3.11%	C	3.29%	C	2.51%	C
Portfolio turnover rate	87%	E	87%	E	87%	E	87%	E

A Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B Not annualized.

C Annualized.

D Per share amounts have been calculated using the average shares method.

E Portfolio turnover rate (not annualized) is for the period September 1, 2015 through February 29, 2016.

F Prior to the reorganization on December 11, 2015, the SP Class was known as the Investor Class.

G NAV at Class inception.

H Amount is less than $0.01 per share.

I Commencement of Operations for the Predecessor Fund.

* Commencement of Operations.

American Beacon Sound Point Floating Rate Income Fund SM

Financial Highlights

(For a share outstanding throughout the period)

	SP ClassF

	Six Months Ended February 29, 2016		Year ended August 31, 2015		For the Period May 31, 2014I through August 31, 2014
	(unaudited)

Net asset value, beginning of period	$10.38		$10.49		$10.62	G

Income from investment operations:
Net investment income	0.03		0.43	D	0.13
Net gains (losses) on investments (both realized and unrealized)	(0.14)		0.12		(0.00	)H

Total income (loss) from investment operations	(0.11)		0.55		0.13

Less distributions:
Dividends from net investment income	(0.27)		(0.49)		(0.26)
Distributions from net realized gains	(0.04)		(0.17)		–

Total distributions	(0.31)		(0.66)		(0.26)

Net asset value, end of period	$9.96		$10.38		$10.49

Total return A	(1.12)%B		5.53%		1.19%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$10,382		$125,577		$1,138
Ratios to average net assets:
Expenses, before reimbursements	1.53%	C	1.74%		1.95%	C
Expenses, net of reimbursements	1.15%	C	1.15%		1.15%	C
Net investment income, before expense reimbursements	3.37%	C	3.59%		3.70%	C
Net investment income, net of reimbursements	3.75%	C	4.18%		4.50%	C
Portfolio turnover rate	87%	B	196%		165%	B

A Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B Not annualized.

C Annualized.

D Per share amounts have been calculated using the average shares method.

E Portfolio turnover rate (not annualized) is for the period September 1, 2015 through February 29, 2016.

F Prior to the reorganization on December 11, 2015, the SP Class was known as the Investor Class.

G NAV at Class inception.

H Amount is less than $0.01 per share.

I Commencement of Operations for the Predecessor Fund.

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American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended February 29, 2016	Year Ended August 31,
		2015	2014	2013	2012	2011
	(unaudited)

Net asset value, beginning of period	$14.21	$14.36	$13.66	$12.40	$11.30	$9.63

Income from investment operations:
Net investment income	0.12	0.13	0.14	0.46	0.27	0.17
Net gains (losses) on investments (both realized and unrealized)	(0.71)	(0.03)	2.12	2.79	1.15	1.66

Total income (loss) from investment operations	(0.59)	0.10	2.26	3.25	1.42	1.83

Less distributions:
Dividends from net investment income	(0.06)	(0.04)	–	(1.17)	(0.10)	(0.11)
Distributions from net realized gains	(1.41)	(0.21)	(1.56)	(0.82)	(0.22)	(0.05)

Total distributions	(1.47)	(0.25)	(1.56)	(1.99)	(0.32)	(0.16)

Net asset value, end of period	$12.15	$14.21	$14.36	$13.66	$12.40	$11.30

Total return A	(4.61)%B	0.68%	16.67%	29.81%	12.78%	18.93%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,903	$1,765	$1,606	$1,522	$923	$1,325
Ratios to average net assets:
Expenses, before reimbursements	1.55%	1.56%	1.64%	2.77%	3.18%	3.24%
Expenses, net of reimbursements	0.89%	1.00%	0.99%	0.99%	0.99%	0.99%
Net investment income (loss), before expense reimbursements	0.40%	0.17%	0.33%	(0.28)%	(0.71)%	(1.16)%
Net investment income, net of reimbursements	1.06%	0.73%	0.99%	1.50%	1.48%	1.09%
Portfolio turnover rate	12%	97%	76%	89%	103%	66%

	Y Class
	Six Months Ended February 29, 2016	Year Ended August 31,
		2015	2014	2013	2012	2011
	(unaudited)

Net asset value, beginning of period	$14.33	$14.50	$13.79	$12.46	$11.36	$9.62

Income from investment operations:
Net investment income	0.07	0.10	0.56	0.37	0.06	0.15
Net gains (losses) on investments (both realized and unrealized)	(0.67)	(0.02)	1.71	2.89	1.37	1.66

Total income (loss) from investment operations	(0.60)	0.08	2.27	3.26	1.43	1.81

Less distributions:
Dividends from net investment income	(0.06)	(0.04)	–	(1.11)	(0.11)	(0.02)
Distributions from net realized gains	(1.41)	(0.21)	(1.56)	(0.82)	(0.22)	(0.05)

Total distributions	(1.47)	(0.25)	(1.56)	(1.93)	(0.33)	(0.07)

Net asset value, end of period	$12.26	$14.33	$14.50	$13.79	$12.46	$11.36

Total return A	(4.65)%B	0.54%	16.59%	29.65%	12.78%	18.81%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$7,846	$9,796	$8,168	$1,693	$1,174	$255
Ratios to average net assets:
Expenses, before reimbursements	1.61%	1.61%	1.65%	2.79%	3.39%	3.08%
Expenses, net of reimbursements	0.99%	1.10%	1.09%	1.09%	1.09%	1.09%
Net investment income (loss), before expense reimbursements	0.36%	0.12%	0.19%	(0.23)%	(0.81)%	(1.25)%
Net investment income, net of reimbursements	0.98%	0.64%	0.75%	1.47%	1.49%	0.75%
Portfolio turnover rate	12%	97%	76%	89%	103%	66%

A Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B Not annualized.

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 29, 2016	Year Ended August 31,
		2015	2014	2013	2012	2011
	(unaudited)

Net asset value, beginning of period	$14.22	$14.39	$13.73	$12.44	$11.31	$9.62

Income from investment operations:
Net investment income	0.22	0.01	0.10	0.53	0.17	0.06
Net gains (losses) on investments (both realized and unrealized)	(0.84)	0.04	2.12	2.68	1.22	1.71

Total income (loss) from investment operations	(0.62)	0.05	2.22	3.21	1.39	1.77

Less distributions:
Dividends from net investment income	(0.04)	(0.01)	–	(1.10)	(0.04)	(0.03)
Distributions from net realized gains	(1.41)	(0.21)	(1.56)	(0.82)	(0.22)	(0.05)

Total distributions	(1.45)	(0.22)	(1.56)	(1.92)	(0.26)	(0.08)

Net asset value, end of period	$12.15	$14.22	$14.39	$13.73	$12.44	$11.31

Total return A	(4.82)%B	0.29%	16.27%	29.30%	12.45%	18.34%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$4,925	$2,573	$3,004	$3,302	$1,670	$2,207
Ratios to average net assets:
Expenses, before reimbursements	1.80%	1.82%	1.86%	3.07%	3.60%	3.18%
Expenses, net of reimbursements	1.27%	1.37%	1.37%	1.37%	1.37%	1.36%
Net investment income (loss), before expense reimbursements	0.14%	(0.12)%	0.15%	(0.60)%	(1.14)%	(1.21)%
Net investment income, net of reimbursements	0.66%	0.33%	0.64%	1.11%	1.08%	0.61%
Portfolio turnover rate	12%	97%	76%	89%	103%	66%

	A Class
	Six Months Ended February 29, 2016	Year Ended August 31,
		2015	2014	2013	2012	2011
	(unaudited)

Net asset value, beginning of period	$14.22	$14.40	$13.75	$12.46	$11.32	$9.61

Income from investment operations:
Net investment income	0.06	0.05	0.48	0.18	0.13	0.02
Net gains (losses) on investments (both realized and unrealized)	(0.68)	0.00	1.73	3.02	1.24	1.76

Total income (loss) from investment operations	(0.62)	0.05	2.21	3.20	1.37	1.78

Less distributions:
Dividends from net investment income	(0.03)	(0.02)	–	(1.09)	(0.01)	(0.02)
Distributions from net realized gains	(1.41)	(0.21)	(1.56)	(0.82)	(0.22)	(0.05)

Total distributions	(1.44)	(0.23)	(1.56)	(1.91)	(0.23)	(0.07)

Net asset value, end of period	$12.16	$14.22	$14.40	$13.75	$12.46	$11.32

Total return A	(4.83)%B	0.29%	16.17%	29.07%	12.28%	18.48%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$4,325	$4,797	$4,894	$2,081	$2,232	$2,451
Ratios to average net assets:
Expenses, before reimbursements	1.93%	1.94%	2.05%	3.22%	3.71%	3.20%
Expenses, net of reimbursements	1.29%	1.40%	1.47%	1.49%	1.49%	1.47%
Net investment income (loss), before expense reimbursements	0.04%	(0.21)%	(0.14)%	(0.62)%	(1.26)%	(1.29)%
Net investment income, net of reimbursements	0.67%	0.33%	0.45%	1.11%	0.97%	0.43%
Portfolio turnover rate	12%	97%	76%	89%	103%	66%

A Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B Not annualized.

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class

	Six Months Ended February 29, 2016	Year Ended August 31,				2011
		2015	2014	2013	2012
	(unaudited)

Net asset value, beginning of period	$13.81	$14.08	$13.57	$12.28	$11.24	$9.94

Income from investment operations:
Net investment income (loss)	0.11	(0.07)	0.33	0.24	0.03	(0.02)
Net gains (losses) on investments (both realized and unrealized)	(0.76)	0.01	1.74	2.84	1.23	1.38

Total income (loss) from investment operations	(0.65)	(0.06)	2.07	3.08	1.26	1.36

Less distributions:
Dividends from net investment income	–	–	–	(0.97)	–	(0.01)
Distributions from net realized gains	(1.41)	(0.21)	(1.56)	(0.82)	(0.22)	(0.05)

Total distributions	(1.41)	(0.21)	(1.56)	(1.79)	(0.22)	(0.06)

Net asset value, end of period	$11.75	$13.81	$14.08	$13.57	$12.28	$11.24

Total return A	(5.20)%B	(0.48)%	15.29%	28.20%	11.35%	13.64%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$1,559	$1,398	$1,469	$695	$507	$410
Ratios to average net assets:
Expenses, before reimbursements	2.66%	2.69%	2.81%	3.95%	4.48%	4.35%
Expenses, net of reimbursements	2.04%	2.15%	2.22%	2.24%	2.24%	2.22%
Net investment (loss), before expense reimbursements	(0.70)%	(0.96)%	(0.89)%	(1.38)%	(2.02)%	(2.44)%
Net investment income (loss), net of reimbursements	(0.09)%	(0.41)%	(0.30)%	0.33%	0.23%	(0.31)%
Portfolio turnover rate	12%	97%	76%	89%	103%	66%

A Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B Not annualized.

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American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended February 29, 2016	Year Ended August 31,				February 14 to August 31, 2011
		2015	2014	2013	2012
	(unaudited)

Net asset value, beginning of period	$9.43	$10.35	$10.16	$9.93	$9.42	$10.00

Income from investment operations:
Net investment income	0.29	0.57	0.64	0.75	0.77	0.37
Net gains (losses) on investments (both realized and unrealized)	(0.80)	(0.65)	0.47	0.26	0.51	(0.58)

Total income (loss) from investment operations	(0.51)	(0.08)	1.11	1.01	1.28	(0.21)

Less distributions:
Dividends from net investment income	(0.29)	(0.55)	(0.69)	(0.75)	(0.77)	(0.37)
Distributions from net realized gains	–	(0.29)	(0.23)	(0.03)	–	–

Total distributions	(0.29)	(0.84)	(0.92)	(0.78)	(0.77)	0.37

Net asset value, end of period	$8.63	$9.43	$10.35	$10.16	$9.93	$9.42

Total return A	(5.51)%B	(0.78)%	11.34%	10.29%	14.19%	(2.24)%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$254,527	$230,288	$75,389	$45,471	$62,790	$9,839
Ratios to average net assets:
Expenses, before reimbursements	0.92%	0.88%	0.86%	0.93%	1.06%	2.62%
Expenses, net of reimbursements	0.84%	0.84%	0.84%	0.84%	0.84%	0.82%
Net investment income, before expense reimbursements	6.33%	5.38%	5.88%	7.11%	7.90%	5.03%
Net investment income, net of reimbursements	6.41%	5.41%	5.90%	7.20%	8.12%	6.83%
Portfolio turnover rate	14%	43%	38%	65%	43%	20%

	Y Class
	Six Months Ended February 29, 2016	Year Ended August 31,				February 14 to August 31, 2011
		2015	2014	2013	2012
	(unaudited)

Net asset value, beginning of period	$9.42	$10.34	$10.14	$9.92	$9.41	$10.00

Income from investment operations:
Net investment income	0.28	0.53	0.64	0.73	0.76	0.36
Net gains (losses) on investments (both realized and unrealized)	(0.80)	(0.62)	0.46	0.25	0.51	(0.59)

Total income (loss) from investment operations	(0.52)	(0.09)	1.10	0.98	1.27	(0.23)

Less distributions:
Dividends from net investment income	(0.28)	(0.54)	(0.67)	(0.73)	(0.76)	(0.36)
Distributions from net realized gains	–	(0.29)	(0.23)	(0.03)	–	–

Total distributions	(0.28)	(0.83)	(0.90)	(0.76)	(0.76)	(0.36)

Net asset value, end of period	$8.62	$9.42	$10.34	$10.14	$9.92	$9.41

Total return A	(5.56)%B	(0.87)%	11.33%	10.08%	14.09%	(2.44)%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$256,001	$300,015	$247,179	$87,639	$19,129	$378
Ratios to average net assets:
Expenses, before reimbursements	0.92%	0.91%	0.94%	0.99%	1.09%	5.04%
Expenses, net of reimbursements	0.92%	0.93%	0.94%	0.93%	0.94%	0.92%
Net investment income, before expense reimbursements	6.30%	5.32%	5.77%	6.77%	7.92%	2.87%
Net investment income, net of reimbursements	6.30%	5.30%	5.77%	6.82%	8.07%	6.99%
Portfolio turnover rate	14%	43%	38%	65%	43%	20%

A Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B Not annualized.

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 29, 2016	Year Ended August 31,				February 14 to August 31, 2011
		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$9.40	$10.32	$10.12	$9.90	$9.38	$10.00

Income from investment operations:
Net investment income	0.14	0.50	0.56	0.71	0.73	0.35
Net gains (losses) on investments (both realized and unrealized)	(0.67)	(0.61)	0.52	0.25	0.52	(0.62)

Total income (loss) from investment operations	(0.53)	(0.11)	1.08	0.96	1.25	(0.27)

Less distributions:
Dividends from net investment income	(0.27)	(0.52)	(0.65)	(0.71)	(0.73)	(0.35)
Distributions from net realized gains	–	(0.29)	(0.23)	(0.03)	–	–

Total distributions	(0.27)	(0.81)	(0.88)	(0.74)	(0.73)	(0.35)

Net asset value, end of period	$8.60	$9.40	$10.32	$10.12	$9.90	$9.38

Total return A	(5.70)%B	(1.14)%	11.08%	9.84%	13.92%	(2.85)%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$77,097	$196,928	$199,534	$248,052	$150,396	$4,894
Ratios to average net assets:
Expenses, before reimbursements	1.20%	1.19%	1.11%	1.15%	1.23%	2.78%
Expenses, net of reimbursements	1.20%	1.19%	1.11%	1.17%	1.19%	1.19%
Net investment income, before expense reimbursements	5.92%	5.05%	5.68%	6.81%	7.74%	5.14%
Net investment income, net of reimbursements	5.92%	5.05%	5.68%	6.79%	7.78%	6.73%
Portfolio turnover rate	14%	43%	38%	65%	43%	20%

	A Class
	Six Months Ended February 29, 2016	Year Ended August 31,				February 14 to August 31, 2011
		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$9.43	$10.36	$10.15	$9.92	$9.41	$10.00

Income from investment operations:
Net investment income	0.26	0.49	0.57	0.69	0.72	0.34
Net gains (losses) on investments (both realized and unrealized)	(0.78)	(0.62)	0.49	0.26	0.51	(0.59)

Total income (loss) from investment operations	(0.52)	(0.13)	1.06	0.95	1.23	(0.25)

Less distributions:
Dividends from net investment income	(0.27)	(0.51)	(0.62)	(0.69)	(0.72)	(0.34)
Distributions from net realized gains	–	(0.29)	(0.23)	(0.03)	–	–

Total distributions	(0.27)	(0.80)	(0.85)	(0.72)	(0.72)	(0.34)

Net asset value, end of period	$8.64	$9.43	$10.36	$10.15	$9.92	$9.41

Total return A	(5.59)%B	(1.27)%	10.87%	9.74%	13.63%	(2.61)%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$64,879	$81,147	$93,061	$76,146	$42,832	$4,932
Ratios to average net assets:
Expenses, before reimbursements	1.23%	1.22%	1.33%	1.41%	1.53%	2.92%
Expenses, net of reimbursements	1.24%	1.24%	1.32%	1.35%	1.34%	1.31%
Net investment income, before expense reimbursements	5.99%	5.01%	5.44%	6.53%	7.44%	4.98%
Net investment income, net of reimbursements	5.98%	4.99%	5.45%	6.60%	7.62%	6.60%
Portfolio turnover rate	14%	43%	38%	65%	43%	20%

A Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B Not annualized.

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 29, 2016	Year Ended August 31,				February 14 to August 31, 2011
		2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$9.47	$10.40	$10.16	$9.94	$9.42	$10.00

Income from investment operations:
Net investment income	0.23	0.42	0.49	0.62	0.65	0.30
Net gains (losses) on investments (both realized and unrealized)	(0.79)	(0.62)	0.50	0.25	0.52	(0.58)

Total income (loss) from investment operations	(0.56)	(0.20)	0.99	0.87	1.17	(0.28)

Less distributions:
Dividends from net investment income	(0.24)	(0.44)	(0.52)	(0.62)	(0.65)	(0.30)
Distributions from net realized gains	–	(0.29)	(0.23)	(0.03)	–	–

Total distributions	(0.24)	(0.73)	(0.75)	(0.65)	(0.65)	(0.30)

Net asset value, end of period	$8.67	$9.47	$10.40	$10.16	$9.94	$9.42

Total return A	(6.01)%B	(1.98)%	10.12%	8.81%	12.90%	(2.88)%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$63,308	$73,213	$76,536	$60,830	$26,679	$1,239
Ratios to average net assets:
Expenses, before reimbursements	1.98%	1.97%	2.08%	2.15%	2.26%	4.03%
Expenses, net of reimbursements	1.99%	1.99%	2.07%	2.09%	2.09%	2.07%
Net investment income, before expense reimbursements	5.27%	4.26%	4.68%	5.76%	6.70%	3.98%
Net investment income, net of reimbursements	5.25%	4.24%	4.69%	5.82%	6.87%	5.94%
Portfolio turnover rate	14%	43%	38%	65%	43%	20%

A Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B Not annualized.

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Disclosure Regarding the Board of Trustees’ Approval of the Management

Agreement and Investment Advisory Agreements of the Funds (Unaudited)

Sound Point Floating Rate Income Fund:

At its August 5-6, 2015 meetings, the Board of Trustees (“Board”) considered the approval of the Management Agreement among American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (“Trust”), on behalf of American Beacon Sound Point Floating Rate Income Fund (“Sound Point Fund”), a new series of the Trust. In advance of the meeting, the Board requested and reviewed information provided by the Manager in connection with its consideration of the Management Agreement for the Sound Point Fund, and the Investment Committee of the Board met with representatives of the Manager.

The Board also considered information that had been provided by the Manager to the Board at its May 14, 2015 and June 2-3, 2015 meetings in connection with the review of the Management Agreement between the Manager and the Trust as it related to the existing series of the Trust (“Existing Funds”).

Provided below is an overview of the primary factors the Board considered at its August 5-6, 2015 meetings at which the Board considered the approval of the Management Agreement with respect to the Sound Point Fund. In determining whether to approve the Management Agreement, the Board considered, among other things, the following factors: (1) the nature and quality of the services to be provided; (2) the estimated costs to be incurred by the Manager in rendering its services and the resulting profits or losses; (3) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (4) whether fee levels reflect economies of scale, if any, for the benefit of investors; (5) comparisons of services and fees with contracts entered into by the Manager with the Existing Funds; and (6) any other benefits derived or anticipated to be derived by the Manager from its relationship with the Sound Point Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Management Agreement, and each Trustee may have afforded different weight to the various factors. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the approval. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Management Agreement were reasonable and fair and that the approval of the Management Agreement was in the best interests of the Sound Point Fund.

Nature, Extent and Quality of Services. The Board considered that it had reviewed the Management Agreement between the Manager and the Trust as it relates to the Existing Funds at its May 14, 2015 and June 2-3, 2015 meetings. At those meetings, the Board received detailed information regarding the Manager, including information with respect to the scope of services provided by the Manager to the Existing Funds and the background and experience of the Manager’s key investment personnel. At its May 14, 2015 and June 2-3, 2015 meetings, the Board also considered the Manager’s disciplined investment approach and goal to provide consistent above average long-term performance at a low cost on behalf of the Existing Funds and the Manager’s culture of compliance and support for compliance operations that reduces risks to the Existing Funds. The Board considered the Manager’s representation that the advisory and related services proposed to be provided to the Sound Point Fund will be consistent with the services provided to the Existing Funds, except that the Sound Point Fund is a single-manager fund and, therefore, the Manager will not allocate assets among multiple investment advisors, which it does for many of the Existing Funds. The Board also considered the background and experience of key investment personnel who will have primary responsibility for the day-to-day oversight of the Sound Point Fund. Based on the foregoing information, the Board concluded that the nature, extent and quality of the services to be provided by the Manager were appropriate for the Sound Point Fund.

Investment Performance. The Board considered that the Sound Point Fund is new and, therefore, had no historical performance for the Board to review with respect to the Manager.

Costs of the Services Provided to the Sound Point Fund and the Profits or Losses to be Realized by the Manager from its Relationship with the Sound Point Fund. In analyzing the cost of services and profitability of the Manager, the Board considered the estimated revenues to be earned and the expenses to be incurred by the Manager with respect to the Sound Point Fund. The Board also considered that the Manager will receive service and administrative fees to compensate the Manager for providing administrative services to the Sound Point Fund. The Board considered the Manager’s representation that its accounting system does not provide for cost allocation. Accordingly, the Manager created an allocation of expenses based upon the estimated percentage of time spent by its employees on non-distribution related business. The Board then considered that the Manager was projected to incur pre-tax losses after distribution revenues and expenses from its first year of rendering services to the Sound Point Fund.

Comparisons of the amounts to be paid to the Manager under the Management Agreements and other funds in the relevant Morningstar category. In evaluating the Management Agreement, the Board reviewed the Manager’s proposed management fee schedule. The Board considered a comparison of the management fee rate to be charged by the Manager under the Management Agreement versus the fee rates charged by comparable funds. The Board considered that the Manager provides comparable services to the Existing Funds at the same rate as proposed for the Sound Point Fund. The Board also considered that the management fee rate proposed by the Manager for the Sound Point Fund, both on a stand-alone basis and combined with the proposed advisory fee rate to be paid to Sound Point, is lower than the average advisory fee rate paid by peer group funds in the Fund’s Morningstar, Inc. (“Morningstar”) category. In addition, the Board considered that the Manager has agreed to limit the expenses of the Sound Point Fund for at least one year following the Fund’s inception date at competitive market levels, which are slightly higher than the average expense ratio paid by the peer group funds in the Fund’s Morningstar category. This information assisted the Board in concluding that the management fee rate appeared to be within a reasonable range for the services to be provided to the Sound Point Fund, in light of all the factors considered.

Disclosure Regarding the Board of Trustees’ Approval of the Management

Agreement and Investment Advisory Agreements of the Funds (Unaudited)

Economies of Scale. The Board considered that breakpoints were not included in the proposed management fee and considered the Manager’s representation that the proposed management fee rate for the Sound Point Fund reflects economies of scale for the benefit of the Sound Point Fund shareholders.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s representation that it does not anticipate any material “fall-out” benefits resulting from its proposed relationship with the Sound Point Fund. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationship with the Sound Point Fund appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Sound Point Fund, the Sound Point Fund or the Manager, as that term is defined in the 1940 Act: (1) concluded that the proposed management fee is fair and reasonable; (2) determined that the Sound Point Fund and its shareholders would benefit from the Manager’s management of the Sound Point Fund; and (3) approved the Management Agreement on behalf of the Sound Point Fund.

Investment Advisory Agreement

At its November 9-10, 2015 meetings, the Board of Trustees (“Board”) considered the approval of the investment advisory agreement among the Manager, Sound Point Capital Management, Inc. (“Sound Point Capital”), and the Trust, on behalf of the Sound Point Fund, a new series of the Trust (“Agreement”). Prior to the meeting, the Board reviewed information provided by Sound Point Capital in response to requests from the Board and/or the Manager in connection with the Board’s consideration of the Agreement, and the Investment Committee of the Board met with representatives of Sound Point Capital.

Provided below is an overview of the primary factors the Board considered at its November 9–10, 2015 meetings at which the Board considered the approval of the Agreement. In determining whether to approve the Agreement, the Board considered, among other things, the following factors: (1) the nature and quality of the services to be provided; (2) the investment performance of Sound Point Capital; (3) the potential materiality of the costs to be incurred by Sound Point Capital in rendering its services and the resulting profits or losses; (4) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (5) whether fee levels reflect these economies of scale, if any, for the benefit of investors; (6) comparisons of services and fees with contracts entered into by Sound Point Capital with other clients; and (7) any other benefits anticipated to be derived by Sound Point Capital from its relationship with the Sound Point Fund.

The Board did not identify any particular information that was most relevant to its consideration of the Agreement, and each Trustee may have afforded different weight to the various factors. Members of the Board’s Investment Committee posed questions to various management personnel of Sound Point Capital regarding certain key aspects of the materials submitted in support of the approval. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Agreement were reasonable and fair and that the approval of the Agreement was in the best interests of the Sound Point Fund.

Nature, extent and quality of the services to be provided by Sound Point Capital. The Board considered information regarding Sound Point Capital’s principal business activities, its reputation, financial condition and overall capabilities to perform the services under the Agreement. In addition, the Board considered the background and experience of the personnel who will be assigned responsibility for managing the Sound Point Fund. The Board also considered Sound Point Capital’s investment resources, infrastructure and the adequacy of its compliance program. In addition, the Board took into consideration the Manager’s recommendation of Sound Point Capital. The Board considered Sound Point Capital’s representation regarding the strength of its financial condition and that its current staffing levels were adequate to service the Sound Point Fund. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by Sound Point Capital were appropriate for the Sound Point Fund in light of its investment objective, and, thus, supported a decision to approve the Agreement.

Performance of Sound Point Capital. The Board evaluated the information provided by Sound Point Capital regarding the performance of the Sound Point Fund’s predecessor, the Sound Point Floating Rate Income Fund (“Prior Fund”) and a private fund managed in the same strategy as the Sound Point Fund for which Sound Point Capital serves as adviser(“ Private Fund”) relative to the performance of the Index. The Board considered Sound Point Capital’s representation that the Prior Fund and the Private Fund outperformed the Index for the one-year and since-inception periods ended September 30, 2015. The Board also considered that the annualized volatility of the Prior Fund and the Private Fund was lower than the annualized volatility of the Index for each of the relevant periods. Based on the foregoing information, the Board concluded that the historical investment performance record of Sound Point Capital supported approval of the Agreement.

Comparisons of the amounts to be paid under the Agreement with those under contracts between Sound Point Capital and its other clients. In evaluating the Agreement, the Board reviewed the proposed advisory fee rate for services to be performed by Sound Point Capital on behalf of the Sound Point Fund. The Board considered that Sound Point Capital’s investment advisory fee rate under the Agreement would be paid to Sound Point Capital by the Sound Point Fund. The Board considered Sound Point Capital’s representation that the proposed advisory fee rate to be paid to Sound Point Capital by the Sound Point Fund was lower than the fee rate charged to the Private Fund. The Board also considered the Manager’s representation that the combined management and advisory fee rate to be paid to the Manager and Sound Point Capital by the Sound Point Fund was lower than the advisory fee rate paid to Sound Point Capital by the Prior Fund and the average advisory fee rate paid by peer group funds in the Sound Point Fund’s Morningstar, Inc. category. After evaluating

Disclosure Regarding the Board of Trustees’ Approval of the Management

Agreement and Investment Advisory Agreements of the Funds (Unaudited)

this information, the Board concluded that Sound Point Capital’s advisory fee rate under the Agreement was reasonable in light of the services to be provided to the Sound Point Fund.

Costs of the services to be provided and profits to be realized by Sound Point Capital and its affiliates from its relationship with the Sound Point Fund. The Board did not consider the costs of the services to be provided and profits to be realized by Sound Point Capital from its relationship with the Sound Point Fund, noting instead the arm’s-length nature of the relationship between the Manager and Sound Point Capital with respect to the negotiation of the advisory fee rate on behalf of the Sound Point Fund.

Economies of Scale. The Board considered that breakpoints were not included in the proposed advisory fee and considered Sound Point Capital’s representation that the proposed advisory fee rate for the Sound Point Fund reflects economies of scale for the benefit of the Sound Point Fund’s shareholders.

Benefits to be derived by Sound Point Capital from the relationship with the Sound Point Fund. The Board considered Sound Point Capital’s representation that it is possible that, if the Sound Point Fund reaches a certain level of assets, other accounts managed by Sound Point Capital may benefit from better execution and attention from brokers. The Board also considered Sound Point Capital does not use soft dollars. Based on the foregoing information, the Board concluded that the potential benefits accruing to Sound Point Capital by virtue of its relationship with the Sound Point Fund appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Sound Point Fund, the Manager or Sound Point Capital, as that term is defined in the 1940 Act, concluded that the proposed investment advisory fee rate is fair and reasonable and that the approval of the Agreement is in the best interests of the Sound Point Fund and approved the Agreement.

SiM High Yield Opportunities Fund:

At its August 5-6, 2015 meetings, the Board of Trustees (“Board”) considered the approval of a new investment advisory agreement among American Beacon Advisors, Inc. (“Manager”), Strategic Income Management, LLC (“SiM”), and the American Beacon Funds (“Trust”), on behalf of the American Beacon SiM High Yield Opportunities Fund (“SiM Fund”)(“New SiM Agreement”). The Board was advised that SiM was expected to undergo a change of control on or about August 31, 2015. The change in control would result in an assignment and the automatic termination of the existing Investment Advisory Agreement among the Manager, the Trust on behalf of the SiM Fund and SiM (“Existing SiM Agreement”).

Prior to the meetings, the Board requested and reviewed information provided by SiM and the Manager regarding the change of control and the New SiM Agreement and considered that the Board had received and reviewed information from SiM at a meeting held on May 14, 2015. The Board considered that, other than certain internal changes at SiM associated with the change in control, the information regarding SiM that the Board reviewed at its May 14 meeting would not change as a result of the change in control. In connection with its consideration of the New SiM Agreement, the Board considered that the New SiM Agreement would contain the same terms and conditions as the Existing SiM Agreement and that the services provided by SiM to the SiM Fund and the fee rate paid by the SiM Fund would remain unchanged. The Board also considered that the individuals who currently provide portfolio management services to the SiM Fund would remain the same after the change in control.

Based on the foregoing considerations, the Board, including a majority of Trustees who are not “interested persons” of the SiM Fund, the Manager or SiM, as that term is defined in the 1940 Act, concluded that the approval of the New SiM Agreement was in the best interests of the SiM Fund and approved the New SiM Agreement.

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Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each quarter for the Zebra Small Cap Equity and the Sound Point Floating Rate Income Funds and twenty days after the end of each month for the SiM High Yield Opportunities and The London Company Income Equity Funds.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon The London Company Income Equity Fund, American Beacon Sound Point Floating Rate Income Fund, American Beacon Zebra Small Cap Equity Fund, and American Beacon SiM High Yield Opportunities Fund are service marks of American Beacon Advisors, Inc.

SAR 2/16

American Beacon®
FUNDS

2016

SEMI-ANNUAL REPORT

FEBRUARY 29, 2016

FLEXIBLE BOND FUND

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Important Information: Investing in derivative instruments involves liquidity, credit, interest rate and market risks. Investments in high yield securities are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Although the Fund has a flexible approach to investing, diversification does not ensure against loss. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	February 29, 2016

Dear Shareholders,

During the six-month period ended February 29, 2016, uneven global economic growth, declining commodity prices and disparate central bank policies set the stage for mixed returns in all markets. The weakening of several foreign currencies against the U.S. dollar also took a toll on total returns for dollar-based investors in many international markets. Uncertainty over the timing of the U.S. Federal Reserve’s first interest rate increase since emergency lending rates were established during the 2008 financial crisis weighed heavily on investors’ minds. On December 16, 2015, the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raised its benchmark lending rate from a range of 0% to 0.25% to a range of 0.25% to 0.5% - the first interest rate hike in nearly a decade. The FOMC recently decided against increasing the rate again for the time being.

For the period under review, the Barclays Capital U.S. Aggregate Index - a benchmark for investment-grade bonds invested in the U.S. - returned 2.20%. In contrast, the Bank of America Merrill Lynch 3-Month LIBOR Index returned 0.16%, the Credit Suisse Leveraged Loan Index returned -3.86% and the Bank of America Merrill Lynch U.S. High Yield Master II Index returned -5.78%.

The sub-advisors of the American Beacon Flexible Bond Fund have leeway to allocate investments across a wide range of global investment opportunities in an effort to achieve positive total returns over a full market cycle regardless of market conditions. This flexibility includes investing in a number of geographic regions or countries, including emerging markets; allocating to fixed-income instruments without restrictions on their credit quality, although high-yield bonds are limited to 40% of the net exposure; and using foreign currencies or currency-derivative instruments.

•	For the six months ended February 29, 2016, the American Beacon Flexible Bond Fund (Investor Class) returned -2.69%.

We are proud to offer a broad range of funds to help investors navigate the economic storms and market downturns in the U.S. and abroad. Our years of experience evaluating sub-advisors have led us to identify and partner with several asset managers who have adhered to their disciplined processes for many years and through a variety of economic and market conditions.

Thank you for your continued investment in the American Beacon Funds. For additional information about our Funds or to access your account information, please visit www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

1

American Beacon Flexible Bond Fund SM

Performance Overview

February 29, 2016 (Unaudited)

The Investor Class of the American Beacon Flexible Bond Fund (the “Fund”) returned -2.69% for the six months ended February 29, 2016. The Fund underperformed the Bank of America Merrill Lynch 3-Month LIBOR Index (the “Index”) return of 0.16% during the same period. The performance objective of the Fund is to generate positive total returns over a full market cycle.

Total Returns for the Period ended 2/29/2016

	6 Months*	1 Year	3 Years	Since Inception (7/5/2011)
Institutional Class (1,2,4)	(2.52)%	(5.01)%	(1.55)%	1.26%
Y Class (1,2,4)	(2.58)%	(5.11)%	(1.64)%	1.17%
Investor Class(1,2,4)	(2.69)%	(5.44)%	(1.89)%	0.97%
A Class with sales charge (1,2,4)	(7.16)%	(9.85)%	(3.54)%	(0.22)%
A Class without sales charge (1,2,4)	(2.58)%	(5.36)%	(1.95)%	0.83%
C Class with sales charge (1,2,4)	(3.99)%	(7.07)%	(2.69)%	0.21%
C Class without sales charge (1,2,4)	(2.99)%	(6.07)%	(2.69)%	0.21%
BofA Merrill Lynch 3-Month LIBOR Index (3)	0.16%	0.29%	0.27%	0.32%
Barclays Capital U.S. Aggregate Index (3)	2.20%	1.50%	2.22%	3.32%

*Not annualized

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares have a maximum sales charge of 4.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.

A portion of the fees charged to each Class of the Fund has been waived and/or reimbursed since inception. Performance prior to waiving and/or reimbursing fees was lower than the actual returns shown since inception.

3.

The BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Index represents the London interbank offered rate (LIBOR) with a constant 3-month average maturity. LIBOR is a composite of the rates of interest at which banks borrow from one another in the London market, and it is a widely used benchmark for short-term interest rates. The Barclays Capital Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed, and asset-backed fixed-rate debt securities of all maturities.

4.

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares was 0.91%, 1.00%, 1.28%, 1.30%, and 2.05%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

From an allocation perspective, positions in Asset-Backed Securities and Collateralized Mortgage Obligations detracted from Fund performance. On the other hand, the largest contributors to performance were positions in Government bonds including U.S. Treasuries, Treasury Inflation-Protected Securities, and Foreign Sovereign debt. Holdings in corporate bonds were neutral over the period. Within corporates, the Finance Sector detracted from Fund returns whereas positions in the Service sector contributed positively to performance.

From a credit quality perspective, higher quality bonds were additive to Fund performance as the AA and A-rated credit categories produced positive returns. Below investment grade bonds detracted from returns overall, primarily due to holdings in the CCC and CC-rated credit categories. Additionally, bonds not rated by Standard & Poor’s produced a negative return for the Fund.

The Fund has the flexibility to utilize derivative instruments and will do so to enhance return, hedge risk, gain efficient exposure to an asset class, or to manage liquidity. During the period, the Fund experienced positive performance from the use of options, swaps, and foreign currency derivatives. However, this was offset slightly by negative returns from the use of futures contracts.

2

American Beacon Flexible Bond Fund SM

Performance Overview

February 29, 2016 (Unaudited)

Looking forward, the Fund’s investment managers will continue to allocate investments across a wide range of global investment opportunities, seeking to achieve the Fund’s goal of positive total returns regardless of market conditions over a full market cycle.

Top Ten Holdings (% Net Assets)
U.S. Treasury Note/Bond, 2.50%, Due 5/15/2024	7.2
U.S. Treasury Note/Bond, 1.625%, Due 7/31/2019	3.6
U.S. Treasury Note/Bond, 1.375%, Due 3/31/2020	3.3
U.S. Treasury Note/Bond, 2.00%, Due 7/31/2022	1.7
Mexican Bonos Desarrollo, 7.75%, Due 11/13/2042	1.7
Fannie Mae TBA, 3.00%, Due 3/14/2046	1.6
Ford Motor Credit Co., LLC, 1.037%, Due 1/17/2017	1.6
Morgan Stanley, 1.514%, Due 4/25/2018	1.5
U.S. Treasury Note/Bond, 2.00%, Due 8/15/2025	1.4
Goldman Sachs Group, Inc., 1.357%, Due 11/15/2018	1.4

Total Fund Holdings	360
Sector Allocation (% Investments)
U.S. Treasury Notes/Bonds	19.7
Financials	17.7
Collateralized Mortgage Obligations	16.8
Sovereign Obligations	15.5
Asset-Backed Obligations	10.0
Service	5.6
Manufacturing	5.3
Telecommunications	2.2
Consumer	1.8
U.S. Agency Mortgage-Backed Obligations	1.5
Energy	1.5
Collateralized Mortgage Obligations	1.5
Transportation	0.7
Municipal Obligations	0.2

3

American Beacon Flexible Bond Fund SM

Performance Overview

February 29, 2016 (Unaudited)

Country Allocation (% Investments)
United States	69.5
Mexico	4.0
Cayman Islands	3.5
Australia	2.2
United Kingdom	2.1
Brazil	1.9
Spain	1.7
Indonesia	1.4
Hungary	1.2
Malaysia	1.1
Portugal	1.0
New Zealand	1.0
South Korea	0.9
South Africa	0.9
Luxembourg	0.8
Norway	0.7
Poland	0.6
Germany	0.6
Switzerland	0.5
Supranational	0.5
Chile	0.5
Netherlands	0.5
Sweden	0.4
Ireland	0.4
Italy	0.4
Qatar	0.3
Greece	0.3
Canada	0.3
Slovenia	0.2
Bermuda	0.2
Guernsey	0.1
British Virgin Islands	0.1
Japan	0.1
Jersey	0.1

4

American Beacon Flexible Bond Fund SM

Fund Expenses

February 29, 2016 (Unaudited)

Fund Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on shares purchased and (2) ongoing costs, including management fees, administrative service fees, distribution (12b-1) fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from September 1, 2015 through February 29, 2016.

Actual Expenses

The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads). Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

5

American Beacon Flexible Bond Fund SM

Fund Expenses

February 29, 2016 (Unaudited)

Flexible Bond Fund

	Beginning Account Value 9/1/2015	Ending Account Value 2/29/2016	Expenses Paid During Period 9/1/2015-2/29/2016*
Institutional Class
Actual	$1,000.00	$974.80	$4.44
Hypothetical**	$1,000.00	$1,020.36	$4.54
Y Class
Actual	$1,000.00	$974.20	$4.86
Hypothetical**	$1,000.00	$1,019.94	$4.97
Investor Class
Actual	$1,000.00	$973.10	$6.21
Hypothetical**	$1,000.00	$1,018.57	$6.35
A Class
Actual	$1,000.00	$994.20	$6.32
Hypothetical**	$1,000.00	$1,018.46	$6.47
C Class
Actual	$1,000.00	$970.10	$9.99
Hypothetical**	$1,000.00	$1,014.72	$10.22

*      Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.90%, 0.99%, 1.27%, 1.29%, and 2.04% for the Institutional, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**     5% return before expenses.

6

American Beacon Flexible Bond FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

	Par Amount*	Fair Value
	(000’s)	(000’s)
DOMESTIC BANK LOAN OBLIGATIONS - 2.45%
Consumer - 0.24%
ARAMARK Corp., Term Loan E, 3.25%, Due 9/7/2019A B	$400	$398

Manufacturing - 1.08%
Allison Transmission Holdings, Inc., Term Loan B 3, 3.50%, Due 8/23/2019A B	399	397
Avago Technologies Cayman Ltd., 2016 USD Term Loan B1, 4.25%, Due 2/1/2023A B	50	49
Berry Plastics Holding Corp., Term Loan F, 4.00%, Due 10/1/2022A B	556	553
CDW LLC, Term Loan, 3.25%, Due 4/29/2020A B	369	364
Dell, Inc., Term Loan B2, 4.00%, Due 4/29/2020A B	408	406
		1,769
Service - 1.13%
Burlington Coat Factory Warehouse Corp. Term Loan B 3, 4.25%, Due 8/13/2021A B	295	292
CCO Safari III LLC, Term Loan I, 3.50%, Due 1/24/2023A B C	100	99
Dollar Tree, Inc., Term Loan B 1, 3.50%, Due 7/6/2022A B	256	256
Hilton Worldwide Finance LLC, USD Term Loan, 3.50%, Due 10/26/2020A B C	815	812
Petsmart, Inc., Term Loan B, 4.25%, Due 3/11/2022A B	398	386
		1,845
Total Domestic Bank Loan Obligations (Cost $4,036)		4,012

DOMESTIC OBLIGATIONS - 36.16%
Consumer - 1.76%
Anheuser-Busch InBev Finance, Inc., 2.65%, Due 2/1/2021	230	234
Anheuser-Busch InBev Worldwide, Inc., 7.75%, Due 1/15/2019	325	377
BAT International Finance PLC,
1.125%, Due 3/29/2016D E	300	300
9.50%, Due 11/15/2018E F	300	357
Imperial Tobacco Finance PLC, 2.95%, Due 7/21/2020E F	400	406
Kraft Heinz Foods Co.,
2.00%, Due 7/2/2018F	100	100
2.80%, Due 7/2/2020F	400	404
3.95%, Due 7/15/2025F	100	105
Reynolds American, Inc., 8.125%, Due 6/23/2019	500	590
		2,873

Energy - 1.49%
Exxon Mobil Corp., 2.222%, Due 3/1/2021	270	270
Petrobras Global Finance BV, 3.25%, Due 3/17/2017	200	194
5.75%, Due 1/20/2020	100	80
5.375%, Due 1/27/2021	100	75
Ras Laffan Liquefied Natural Gas Co., Ltd III, 6.75%, Due 9/30/2019	500	570
Sabine Pass Liquefaction LLC, 5.75%, Due 5/15/2024C	500	460
Shell International Finance BV, 2.25%, Due 11/10/2020	200	196
Sinopec Group Overseas Development 2014 Ltd., 4.375%, Due 4/10/2024D	200	212
Statoil ASA, 1.080%, Due 11/8/2018A	400	391
		2,448

Finance - 18.28%
2013-2 Aviation Loan Trust, 2.622%, Due 12/15/2022, Acquired 3/2/2013, Cost $72A F G	76	69
AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, 2.75%, Due 5/15/2017	550	545
AGFC Capital Trust I Limited, 6.00%, Due 1/15/2067, Acquired 3/14/2014, Cost $258A F	300	140
Aircastle Ltd., 4.625%, Due 12/15/2018	270	274
Allstate Corp., 5.75%, Due 8/15/2053	275	274
American Express Credit Corp., 1.228%, Due 7/31/2018A	820	812
American International Group, Inc., 2.30%, Due 7/16/2019	600	596
Argos Merger Sub, Inc., 7.125%, Due 3/15/2023F	175	179
Banco Santander Chile S.A., 1.517%, Due 4/11/2017A F	880	876
Bank of America Corp.,
6.50%, Due 8/1/2016	1,125	1,149
6.875%, Due 4/25/2018	350	382
5.65%, Due 5/1/2018	500	534
1.662%, Due 1/15/2019A	700	695
1.482%, Due 4/1/2019A	535	527

See accompanying notes

7

American Beacon Flexible Bond FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

	Par Amount*	Fair Value
	(000’s)	(000’s)
7.625%, Due 6/1/2019	$100	$115
4.125%, Due 1/22/2024	100	104
Bank of America NA, 5.30%, Due 3/15/2017	250	258
BB&T Corp., 2.625%, Due 6/29/2020	600	609
Citigroup, Inc.,
1.027%, Due 3/10/2017A	575	573
1.136%, Due 5/1/2017A	500	497
1.311%, Due 4/27/2018A	595	589
Credit Suisse Group Funding Guernsey Ltd., 3.75%, Due 3/26/2025	250	236
Deutsche Bank AG/London, 1.227%, Due 2/13/2017A	1,075	1,069
E*Trade Financial Corp., 5.375%, Due 11/15/2022	170	177
Fifth Third Bancorp, 2.875%, Due 7/27/2020	600	605
Goldman Sachs Group, Inc.,
1.718%, Due 11/15/2018A	2,330	2,317
7.50%, Due 2/15/2019	332	378
HBOS PLC, 1.152%, Due 9/6/2017A D E	995	981
HSBC Holdings PLC, 4.25%, Due 8/18/2025E	200	194
Intercontinental Exchange, Inc., 2.75%, Due 12/1/2020	150	152
International Lease Finance Corp.,
6.75%, Due 9/1/2016F	600	610
3.875%, Due 4/15/2018	130	130
7.125%, Due 9/1/2018F	130	141
JPMorgan Chase & Co, 2.115%, Due 3/1/2021A	400	402
JPMorgan Chase & Co.,
1.519%, Due 1/25/2018A	640	640
2.75%, Due 6/23/2020	250	253
4.40%, Due 7/22/2020	10	11
JPMorgan Chase Bank NA, 6.00%, Due 10/1/2017	300	318
KeyCorp, 2.90%, Due 9/15/2020	300	300
Lloyds Bank PLC, 2.05%, Due 1/22/2019E	280	279
Macquarie Bank Ltd.,
5.00%, Due 2/22/2017D	500	516
1.249%, Due 10/27/2017A F	610	606
Macquarie Group Ltd., 1.616%, Due 1/31/2017A F	1,070	1,070
Mitsubishi UFJ Financial Group, Inc., 2.95%, Due 3/1/2021	200	202
Morgan Stanley,
1.899%, Due 4/25/2018A	2,405	2,415
7.30%, Due 5/13/2019	300	343
5.50%, Due 7/24/2020	350	387
Navient Corp., 6.00%, Due 1/25/2017C	180	182
Prudential Financial, Inc., 5.375%, Due 5/15/2045	210	198
Reliance Standard Life Global Funding II, 2.15%, Due 10/15/2018F	300	297
Royal Bank of Scotland PLC, 9.50%, Due 3/16/2022D E H	300	316
Shinhan Bank, 1.270%, Due 4/8/2017A F	1,430	1,429
Skandinaviska Enskilda Banken AB, 2.625%, Due 11/17/2020F	350	353
Svenska Handelsbanken AB, 2.40%, Due 10/1/2020	430	431
UBS AG, 5.125%, Due 5/15/2024D	900	890
UBS Group Funding Jersey Ltd., 2.95%, Due 9/24/2020F	200	200
Ventas Realty LP / Ventas Capital Corp., 4.00%, Due 4/30/2019I	300	313
Voya Financial, Inc., 5.65%, Due 5/15/2053	275	255
Wells Fargo & Co., 2.60%, Due 7/22/2020	100	101
Westpac Banking Corp., 2.60%, Due 11/23/2020	410	414
		29,908
Manufacturing - 4.78%
Ally Financial, Inc., 3.25%, Due 11/5/2018	275	270
American Axle & Manufacturing, Inc., 6.25%, Due 3/15/2021	170	171
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 3.512%, Due 12/15/2019A E F	200	195
Daimler Finance North America LLC, 1.875%, Due 1/11/2018C F	800	798
Electronic Arts, Inc., 3.70%, Due 3/1/2021	70	71
Ford Motor Credit Co., LLC,
4.207%, Due 4/15/2016C	450	452
1.400%, Due 1/17/2017A C	2,660	2,648
1.412%, Due 6/15/2018A C	745	731

See accompanying notes

8

American Beacon Flexible Bond FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

	Par Amount*	Fair Value
	(000’s)	(000’s)
General Motors Financial Co., Inc.,
2.75%, Due 5/15/2016	$400	$401
3.15%, Due 1/15/2020	525	512
Glencore Funding LLC, 1.982%, Due 1/15/2019A C F	295	242
Hewlett Packard Enterprise Co.,
2.45%, Due 10/5/2017F	330	330
2.85%, Due 10/5/2018F	330	329
Hyundai Capital America, 2.00%, Due 3/19/2018F	400	398
Schaeffler Holding Finance BV, 6.25%, Due 11/15/2019F J	270	281
		7,829
Service - 5.06%
AbbVie, Inc.,
2.50%, Due 5/14/2020	610	612
3.60%, Due 5/14/2025	100	102
Actavis Funding SCS, 3.00%, Due 3/12/2020	500	508
Biogen, Inc., 2.90%, Due 9/15/2020	210	212
Block Financial LLC, 4.125%, Due 10/1/2020C	410	423
CCO Safari II LLC, 4.464%, Due 7/23/2022C F	100	102
CVS Health Corp.,
2.80%, Due 7/20/2020	600	614
4.875%, Due 7/20/2035	100	107
Dignity Health, 2.637%, Due 11/1/2019	400	408
DISH DBS Corp., 4.625%, Due 7/15/2017	735	751
ERAC USA Finance LLC, 4.50%, Due 8/16/2021C F	350	376
Gilead Sciences, Inc., 2.55%, Due 9/1/2020	430	437
Grupo Televisa SAB, 6.00%, Due 5/15/2018	320	344
HCA, Inc.,
4.25%, Due 10/15/2019	55	57
6.50%, Due 2/15/2020	500	554
HealthSouth Corp., 5.75%, Due 11/1/2024	180	182
Hertz Corp., 6.75%, Due 4/15/2019	180	180
Home Depot, Inc., 2.00%, Due 4/1/2021	180	181
Johnson & Johnson, 1.65%, Due 3/1/2021	140	140
Landry’s, Inc., 9.375%, Due 5/1/2020F	350	367
New Red Finance, Inc., 6.00%, Due 4/1/2022F	250	261
Tencent Holdings Ltd., 2.875%, Due 2/11/2020F	200	202
Tenet Healthcare Corp., 6.00%, Due 10/1/2020	250	266
Thermo Fisher Scientific, Inc., 2.40%, Due 2/1/2019	400	402
Walgreens Boots Alliance, Inc., 2.70%, Due 11/18/2019	400	402
Zimmer Biomet Holdings, Inc., 3.15%, Due 4/1/2022	100	99
		8,289
Sovereign - 1.56%
Brazil, Petrobras Global Finance BV, 2.886%, Due 3/17/2017A	300	288
Norway, Eksportfinans ASA,
2.375%, Due 5/25/2016	100	100
5.50%, Due 5/25/2016	100	101
5.50%, Due 6/26/2017	600	623
Slovenia Government Bond,
4.125%, Due 2/18/2019D	200	211
5.85%, Due 5/10/2023D	100	114
South Korea, Export-Import Bank of Korea, 5.00%, Due 4/11/2022	200	230
Supranational, Corporacion Andina de Fomento, 1.168%, Due 1/29/2018A	880	878
		2,545
Telecommunications - 2.42%
Altice Financing S.A., 6.625%, Due 2/15/2023F	300	296
Altice Luxembourg S.A., 7.625%, Due 2/15/2025F	500	458
AT&T, Inc.,
2.45%, Due 6/30/2020	400	397
3.00%, Due 6/30/2022	100	99
3.40%, Due 5/15/2025	300	295
CommScope, Inc., 4.375%, Due 6/15/2020F	170	173
Frontier Communications Corp., 6.25%, Due 9/15/2021	210	186
Sprint Nextel Corp., 8.375%, Due 8/15/2017	190	185

See accompanying notes

9

American Beacon Flexible Bond FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

		Par Amount*	Fair Value
		(000’s)	(000’s)
Verizon Communications, Inc.,
2.042%, Due 9/15/2016A		$730	$734
2.252%, Due 9/14/2018A		200	203
3.65%, Due 9/14/2018		100	105
2.625%, Due 2/21/2020		600	608
5.15%, Due 9/15/2023		200	226
			3,965
Transportation - 0.81%
Air Canada, 8.75%, Due 4/1/2020F		250	258
Aviation Capital Group Corp., 2.875%, Due 9/17/2018F		500	488
CSX Corp., 7.375%, Due 2/1/2019		500	574
			1,320
Total Domestic Obligations (Cost $59,583)			59,177

FOREIGN OBLIGATIONS - 16.67%
Energy - 0.11%
Gazprom OAO Via Gaz Capital S.A., 3.755%, Due 3/15/2017D	EUR	100	110
Petrobras Global Finance BV, 3.75%, Due 1/14/2021	EUR	100	76
			186
Finance - 1.14%
Banco Bilbao Vizcaya Argentaria S.A., 7.00%, Due 12/29/2049A D	EUR	200	194
Banco Popular Español S.A., 11.50%, Due 10/29/2049A D	EUR	200	202
Bank of America Corp., Inflation Indexed, 4.057%, Due 10/21/2025, Acquired 5/8/2014, Cost $252A G K	MXN	3,000	173
BPE Financiaciones S.A., 2.50%, Due 2/1/2017	EUR	100	110
Lloyds Banking Group PLC, 7.625%, Due 12/29/2049D E	GBP	700	906
Novo Banco S.A.,
5.00%, Due 4/23/2019	EUR	100	80
5.00%, Due 5/23/2019	EUR	100	80
Royal Bank of Scotland PLC, 6.934%, Due 4/9/2018A E	EUR	100	118
			1,863
Sovereign - 15.42%
Australia, Queensland Treasury Corp., 5.75%, Due 7/22/2024, Acquired 2/5/2014-3/3/2015, Cost $108D G	AUD	1,515	1,319
Austria, Heta Asset Resolution AG, 2.75%, Due 5/31/2016, Acquired 7/17/2014, Cost $108G L	CHF	100	70
Brazil, Nota Do Tesouro Nacional,
10.00%, Due 1/1/2021M	BRL	700	147
10.00%, Due 1/1/2023M	BRL	4,520	891
10.00%, Due 1/1/2025	BRL	10,740	2,012
Greece, Hellenic Republic Government Bond,
3.375%, Due 7/17/2017F	EUR	100	98
4.75%, Due 4/17/2019D F	EUR	100	87
3.00%, Due 2/24/2034N	EUR	100	58
Greece, Hellenic Republic Government International Bond,
3.80%, Due 8/8/2017, Acquired 1/8/2015, Cost $215G	JPY	30,000	233
3.00%, Due 2/24/2041A D N	EUR	100	56
Hungary Government Bond,
6.00%, Due 11/24/2023	HUF	400,000	1,714
5.50%, Due 6/24/2025	HUF	100,000	420
Indonesia Government Bond,
8.375%, Due 3/15/2024	IDR	9,800,000	732
9.00%, Due 3/15/2029	IDR	4,700,000	359
8.75%, Due 2/15/2044	IDR	18,500,000	1,347
Italy, Buoni Poliennali Del Tesoro, 5.00%, Due 8/1/2039D	EUR	445	716
Malaysia Government Bond,
3.659%, Due 10/15/2020	MYR	4,165	996
3.48%, Due 3/15/2023	MYR	4,050	941
Mexican Bonos Desarr,
8.50%, Due 5/31/2029M	MXN	31,500	2,060
8.50%, Due 11/18/2038M	MXN	30,000	1,972
7.75%, Due 11/13/2042M	MXN	46,200	2,825

See accompanying notes

10

American Beacon Flexible Bond FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

		Par Amount*	Fair Value
		(000’s)	(000’s)
New Zealand Government Bond,
6.00%, Due 5/15/2021D	NZD	$1,230	$949
5.50%, Due 4/15/2023D	NZD	1,095	854
Poland Government Bond, 3.25%, Due 7/25/2025	PLN	4,335	1,129
Portugal, Obrigacoes do Tesouro, 4.95%, Due 10/25/2023F	EUR	1,320	1,667
South Africa Government Bond,
6.75%, Due 3/31/2021	ZAR	4,285	245
6.50%, Due 2/28/2041	ZAR	22,870	978
8.75%, Due 2/28/2048	ZAR	6,445	353
			25,228
Total Foreign Obligations (Cost $34,143)			27,276

ASSET-BACKED OBLIGATIONS - 10.97%
ACE Securities Corp Home Equity Loan Trust, 0.591%, Due 8/25/2036, 2006 OP2 A1A		905	734
American Residential Properties Trust, 1.530%, Due 9/17/2031, 2014 SFR1 AA F		300	288
Apidos CLO XXII, 4.136%, Due 10/20/2027, 2015 22A CA F		400	341
Babson CLO Ltd., 4.074%, Due 4/20/2027, 2015 IA D1A F		650	544
Carrington Mortgage Loan Trust, 0.696%, Due 2/25/2037, 2007 FRE1 A3A		500	341
Chase Funding Trust, 5.323%, Due 2/26/2035, 2004 2 1A4		33	33
Citigroup Mortgage Loan Trust, Inc.,
0.596%, Due 12/25/2036, 2007 AMCI A1A F		603	386
0.516%, Due 1/25/2037, 2007 AMC2 A3A		177	119
4.546%, Due 10/25/2037, 2007 FS1 1A1F		6	6
Countrywide Asset-Backed Certificates Trust,
1.106%, Due 8/25/2035, 2005 3 MV5A		400	356
0.566%, Due 12/25/2036, 2006 12 1AA		165	146
0.596%, Due 3/25/2037, 2006 18 2A2		332	306
0.636%, Due 6/25/2047, 2007 9 1AA		989	719
Dryden XXXI Senior Loan Fund, 4.120%, Due 4/18/2026, 2014 31A DA F		600	503
Eaton Vance CDO Ltd., 4.524%, Due 10/20/2026, A F		650	581
First Franklin Mortgage Loan Trust, 0.796%, Due 11/25/2035, 2005 FF10 A5A		1,000	691
First Investors Auto Owner, 4.70%, Due 4/18/2022, 2016 1A DF		500	490
GoldenTree Loan Opportunities VII Ltd., 1.769%, Due 4/25/2025, 2013 7A AF		500	484
GSAMP Trust, 0.556%, Due 12/25/2036, 2007 FM1 A2B		1,548	789
Invitation Homes Trust, 1.779%, Due 6/17/2032, 2015 SFR2 AA F		294	286
LCM XX LLC CLO, 4.374%, Due 10/20/2027, 20A DA C F		650	558
Madison Park Funding Ltd., CLO, 0.806%, Due 3/22/2021, 2007 4A A1AA F		1,400	1,377
Morgan Stanley ABS Capital I Inc. Trust,
0.486%, Due 7/25/2036, 2006 WMC2 A2FPA		77	32
0.586%, Due 11/25/2036, 2007 HE1 A2CA		505	288
Morgan Stanley Capital I Inc. Trust, 0.616%, Due 3/25/2036, 2006 HE2 A2C		16	14
Morgan Stanley Home Equity Loan Trust,
0.576%, Due 12/25/2036, 2007 1 A3A		742	394
0.536%, Due 4/25/2037, 2007 2 A1A		1,113	596
Nomura Home Equity Loan Inc., Home Equity Loan Trust, 0.766%, Due 10/25/2036, 2006 AF1 A4		1,118	424
Oak Hill Credit Partners, 1.744%, Due 4/20/2025, 2013 8A AF		500	491
Oakwood Mortgage Investors, Inc., 6.61%, Due 6/15/2031, 2001 C A3		314	127
OHA Credit Partners XI Ltd., CLO, 4.616%, Due 10/20/2028, 2015 11A DA F		600	558
RAAC Series Trust, 0.836%, Due 9/25/2045, 2006 SP1 M1A		800	635
Renaissance Home Equity Loan Trust, 5.612%, Due 4/25/2037, 2007 1 AF3		964	443
Residential Asset Securities Corp., Trust,
1.016%, Due 7/25/2033, 2003 KS5 AIIBA		6	6
0.876%, Due 1/25/2036, 2005 KS12 M1A		175	165
Structured Asset Investment Loan Trust, 0.596%, Due 5/25/2036, 2006 BNC2 A5		809	648
Tralee CDO Ltd., 1.974%, Due 7/20/2026, 2014 3A A2F		600	583
VOLT XXII LLC, 3.50%, Due 2/25/2055, 2015 NPL4 A1C F		477	473
VOLT XXXIV LLC, 3.25%, Due 2/25/2055, 2015 NPL7 A1C F		442	434
VOLT XXXVIII LLC, 3.875%, Due 9/25/2045, 2015 NP12 A1C F		654	646
Wells Fargo Home Equity Asset-Backed Securities Trust, 0.666%, Due 4/25/2037, 2007 2 A3A		487	393
Westlake Automobile Receivables Trust, 4.55%, Due 9/15/2021, 2016 1A DF		530	530
Total Asset-Backed Obligations (Cost $18,834)			17,958

See accompanying notes

11

American Beacon Flexible Bond FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

	Par Amount*	Fair Value
	(000’s)	(000’s)
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.48%
Adjustable Rate Mortgage Trust, 2.762%, Due 9/25/2035, 2005 5 2A1	$70	$57
American Home Mortgage Investment Trust,
2.314%, Due 10/25/2034, 2004 3 5AA	36	36
2.366%, Due 9/25/2045, 2005 2 4A1A	6	5
Ameriquest Mortgage Securities Inc., 2.386%, Due 6/25/2034, 2004 R4 M2A	840	592
Banc of America Alternative Loan Trust, 0.836%, Due 5/25/2035, 2005 4 CB6A	45	33
Banc of America Funding Corporation,
0.642%, Due 4/20/2047, 2007 B A1	604	467
0.732%, Due 5/20/2047, 2007 C 7A5A	270	219
Banc of America Mortgage Securities, Inc., 3.551%, Due 7/20/2032, 2002 G1A3A	11	11
Bear Stearns Adjustable Rate Mortgage Trust,
2.748%, Due 11/25/2030, 2000 2 A1	27	25
2.624%, Due 8/25/2033, 2003 5 2A1A	73	73
2.777%, Due 8/25/2033, 2003 5 1A1A	46	45
2.684%, Due 4/25/2034, 2004 1 22A1A	29	29
3.225%, Due 11/25/2034, 2004 9 22A1A	18	17
2.66%, Due 10/25/2035, 2005 9 A1A	42	41
2.855%, Due 5/25/2047, 2007 3 1A1A	33	29
Bear Stearns Alt-A Trust,
2.712%, Due 11/25/2036, 2006 6 32A1	115	79
5.032%, Due 12/25/2046, 2006 7 23A1	896	636
Chase Mortgage Finance Corp.,
5.50%, Due 11/25/2035, 2005 S3 A10	200	191
2.736%, Due 2/25/2037, 2007 A1 1A5	31	30
2.790%, Due 3/25/2037, 2007 A1 12M3A	241	187
CHL Mortgage Pass-Through Trust, 2.623%, Due 11/20/2035, 2005 HYB7 6A1A	921	817
Citigroup Mortgage Loan Trust, Inc.,
2.722%, Due 8/25/2035, 2005 3 2A2A	38	37
2.07%, Due 9/25/2035, 2005 6 A3A	31	30
Colony American Homes, 1.579%, Due 5/17/2031, 2014 1A AA F	296	288
Countrywide Alternative Loan Trust,
5.50%, Due 10/25/2033, 2003 20CB 1A4	179	179
6.00%, Due 10/25/2033, 2003 J2 A1	22	23
1.166%, Due 11/25/2035, 2005 56 1A1A	1,091	910
6.50%, Due 9/25/2036, 2006 J5 1A1	766	676
0.606%, Due 11/25/2036, 2006 OCB 2A2B	344	336
0.716%, Due 2/25/2037, 2005 81 A1A	17	13
0.642%, Due 7/20/2046, 2006 OA9 2A1AA	11	7
0.626%, Due 9/25/2046, 2006 OA11 A1BA	14	12
0.627%, Due 12/20/2046, 2006 OA17 1A1A	1,212	887
Countrywide Home Loan Mortgage Pass Through Trust,
2.790%, Due 6/25/2033, 2003 27 A1A	37	36
1.196%, Due 9/25/2034, 2004 16 1A4AA	40	36
0.726%, Due 4/25/2035, 2005 3 2A1A	182	150
0.666%, Due 5/25/2035, 2005 9 1A3A	132	111
5.75%, Due 5/25/2037, 2007 5 A51	61	57
Credit Suisse Mortgage-Backed Trust, 6.00%, Due 7/25/2036, 2006 6 1A4	482	358
Deutsche Alt-A Securities Mortgage Loan Trust, 0.586%, Due 3/25/2037, 2007 AR2 A1	665	474
Fannie Mae Connecticut Avenue Securities,
2.036%, Due 1/25/2024, 2014 C01 M1A	1,059	1,059
1.386%, Due 5/25/2024, 2014 C02 1M1A	1,595	1,580
1.636%, Due 7/25/2024, 2014 C03 1M1A	467	465
2.536%, Due 11/25/2024, 2014 C04 2M1A	93	94
4.436%, Due 5/25/2025, 2015 C02 1M2A	500	459
5.436%, Due 7/25/2025, 2015 C03 2M2A	200	186
6.136%, Due 4/25/2028, 2015 C04 1M2A	525	498
Fannie Mae Grantor Trust, 6.00%, Due 2/25/2044, 2004 T3 CL 1A1	12	14
Fannie Mae REMIC, 0.636%, Due 10/27/2037, 2007 114 A6	381	379
First Horizon Asset Securities, Inc., 2.705%, Due 2/25/2034, 2004 AR1 2A1A	42	42
Freddie Mac Structured Agency Credit Risk Debt Notes,
2.077%, Due 4/25/2024, 2014 DN2 M2A	250	246
4.027%, Due 4/25/2024, 2014 DN2 M3A	1,000	888
2.077%, Due 8/25/2024, 2014 HQ1 M1A	661	663

See accompanying notes

12

American Beacon Flexible Bond FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

		Par Amount*	Fair Value
		(000’s)	(000’s)
2.077%, Due 10/25/2024, 2014 HQ3 M1A		$454	$455
4.336%, Due 12/25/2027, 2015 DNA2 M3A		1,000	911
1.686%, Due 3/25/2028, 2015 HQA1 M1A		815	817
GSMPS Mortgage Loan Trust,
0.786%, Due 3/25/2035, 2005 RP2 1AFA F		743	626
0.786%, Due 9/25/2035, 2005 RP3 1AFA F		768	620
0.836%, Due 4/25/2036, 2006 RP2 1AF1A F		419	343
GSR Mortgage Loan Trust,
6.00%, Due 3/25/2032, 2003 2F 3A1		2	2
2.308%, Due 6/25/2034, 2004 7 3A1		27	26
2.851%, Due 11/25/2035, 2005 AR7 6A1A		26	25
JP Morgan Alternative Loan Trust, 1.812%, Due 5/26/2037, 2008 R3 3A1F		263	239
JP Morgan Mortgage Trust, 3.00%, Due 9/25/2044, 2014 IVR3 2A1A F		418	420
Master Specialized Loan Trust, 0.696%, Due 2/25/2036, 2006 2 AA F		859	728
Morgan Stanley ABS Capital I Inc. Trust, 0.496%, Due 12/25/2036, 2007 HE3 A2AA		460	261
Morgan Stanley Mortgage Loan Trust, 2.270%, Due 6/25/2036, 2006 8AR 5A4A		21	20
Nationstar Mortgage Loan Trust, 3.75%, Due 12/25/2052, 2013 A AF		165	165
New Century Alternative Mortgage Loan Trust, 5.909%, Due 7/25/2036, 2006 ALT1 AF2		9	5
New Residential Mortgage Loan Trust,
3.75%, Due 5/28/2052, 2015 1A A3F		237	243
3.75%, Due 5/25/2054, 2014 2A A3F		369	380
5.660%, Due 11/25/2054, 2014 3A B3A F		454	491
3.75%, Due 8/25/2055, 2015 2A A1		634	655
Nomura Asset Acceptance Corp., 7.50%, Due 3/25/2034, 2004 R1 A2F		99	95
Prime Mortgage Trust, 0.936%, Due 2/25/2035, 2006 CL1 A1A		70	65
Residential Accredit Loans, Inc., Trust,
5.75%, Due 9/25/2035, 2005 QS13 2A4		821	729
0.686%, Due 2/25/2036, 2006 QA2 1A1A		576	394
0.536%, Due 5/25/2037, 2007 QA3 A1A		311	225
Residential Asset Securitization Trust, 2.661%, Due 12/25/2034, 2004 IP2 4A		65	63
Residential Funding Mortgage Securities Trust, 6.00%, Due 5/25/2037, 2007 S5 A4		1,011	912
Sequoia Mortgage Trust,
3.50%, Due 4/25/2042, 2012 2 A2		104	104
1.45%, Due 2/25/2043, 2013 1 1A1A		233	223
Springleaf Mortgage Loan Trust, 1.27%, Due 6/25/2058, 2013 1A A, Acquired 12/18/2015, Cost $280F G		281	280
Structured Adjustable Rate Mortgage Loan Trust, 2.559%, Due 5/25/2034, 2004 5 3A2		46	45
Structured Asset Mortgage Investments II Trust,
1.765%, Due 2/25/2036, 2005 AR8 A2A		841	699
0.636%, Due 8/25/2036, 2006 AR7 A10A		472	404
0.646%, Due 8/25/2036, 2006 AR7 A1AA		968	717
0.666%, Due 5/25/2045, 2005 AR2 2A1A		86	74
Structured Asset Mortgage Investments Trust, 1.110%, Due 11/19/2033, 2003 AR3 A1A		521	489
Structured Asset Securities Corp., Mortgage Pass-Through Certificates, 5.50%, Due 5/25/2035, 2005 6 2A14		87	88
WaMu Mortgage Pass Through Certificates,
2.273%, Due 2/25/2033, 2003 AR1 2AA		3	3
2.588%, Due 3/25/2035, 2005 AR3 A1		36	35
5.50%, Due 11/25/2035, 2005 9 2A2		223	218
2.416%, Due 9/25/2036, 2006 AR10 1A1		778	696
1.974%, Due 1/25/2037, 2006 AR18 1A1A		1,148	960
0.596%, Due 2/25/2037, 2007 HY1 A2AA		289	207
2.470%, Due 3/25/2037, 2007 HY3 4A1A		154	144
0.975%, Due 12/19/2039, 2001 AR5 1A		76	74
Wells Fargo Mortgage Backed Securities Trust, 2.738%, Due 3/25/2035, 2005 AR3 2A1A		63	63
Total Collateralized Mortgage Obligations (Cost $30,625)			30,250

FOREIGN COLLATERALIZED MORTGAGE OBLIGATIONS - 1.60%
Fondo de Titulizacion de Activos, 0.021%, Due 6/16/2049, 16 A2	EUR	981	747
IM Pastor 4 Fondo de Titulizacion de Activos, 0.009%, Due 3/22/2044, 4 A	EUR	987	754
Rural Hipotecario I Fondo De Titulizacion Hipotecaria, 0.057%, Due 2/17/2050, 9 A2	EUR	367	390
TDA CAM Fondo de Titulizacion de Activos, 0.026%, Due 2/26/2049, 8 A	EUR	729	723
Total Foreign Collateralized Mortgage Obligations (Cost $3,762)			2,614

See accompanying notes

13

American Beacon Flexible Bond FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

	Par Amount*	Fair Value
	(000’s)	(000’s)
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.63%
Fannie Mae Pool, 3.00%, Due 2/1/2046,	$100	$103
Fannie Mae TBA, 3.00%, Due 3/14/2046 O	2,500	2,564
Total U.S. Agency Mortgage-Backed Obligations (Cost $2,664)		2,667

U.S. TREASURY OBLIGATIONS - 21.59%
U.S. Treasury Floating Rate Note - 0.18%
0.397%, Due 7/31/2017 A	290	290

U.S. Treasury Inflation Protected Securities - 2.35%
0.125%, Due 7/15/2024 K	996	985
0.25%, Due 1/15/2025 K P	599	595
2.375%, Due 1/15/2025 K	791	931
2.375%, Due 1/15/2027 K	235	283
3.875%, Due 4/15/2029 K	486	683
0.75%, Due 2/15/2045 K	402	374
		3,851

U.S. Treasury Notes/Bonds - 19.06%
1.625%, Due 7/31/2019	5,700	5,817
1.375%, Due 3/31/2020	5,300	5,346
2.00%, Due 7/31/2022 P	2,700	2,785
1.875%, Due 10/31/2022	1,500	1,536
2.50%, Due 5/15/2024 P	11,000	11,723
2.125%, Due 5/15/2025 P	50	52
2.00%, Due 8/15/2025	2,300	2,351
3.125%, Due 8/15/2044	800	887
3.00%, Due 5/15/2045	100	108
2.50%, Due 2/15/2046	600	585
		31,190
Total U.S. Treasury Obligations (Cost $34,694)		35,331

MUNICIPAL OBLIGATIONS - 0.18%
Buckeye Tobacco Settlement Financing Authority, 6.00%, Due 6/1/2042	100	89
City of Chicago, IL, 7.75%, Due 1/1/2042	100	102
Illinois State G.O. BAB, 7.35%, Due 7/1/2035	100	111
Total Municipal Obligations (Cost $290)		302

	Shares
SHORT-TERM INVESTMENTS - 8.11%

Investment Companies - 6.42%
JPMorgan U.S. Government Money Market Fund, Capital Class	10,503,884	10,504
U.S. Agency Obligations - 0.73%
Federal Home Loan Bank
0.305%, Due 3/4/2016	400	400
0.305%, Due 3/16/2016	100	100
0.295%, Due 3/28/2016	700	700
		1,200
Time Deposits - 0.02%
State Street Euro Dollar Time Deposit , 0.01%, Due 1/1/2050	29	29
U.S. Treasury Bills - 0.94%
%, Due 3/3/2016	40	40
0.292%, Due 5/19/2016	1,500	1,499
		1,539
Total Short-Term Investments (Cost $13,272)		13,272

See accompanying notes

14

American Beacon Flexible Bond FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

Fair Value
(000’s)

TOTAL INVESTMENTS - 117.84% (Cost $201,903)	$192,860

PURCHASED OPTIONS - 0.34% (Cost $444)	550

WRITTEN OPTIONS - (0.36%) (Cost $418)	(586)

LIABILITIES, NET OF OTHER ASSETS - (17.82%)	(29,163)
TOTAL NET ASSETS - 100.00%	$163,661

Percentages are stated as a percent of net assets.

*In U.S. Dollars unless otherwise noted.

A The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

B Term Loan.

C LLC - Limited Liability Company.

D Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

E PLC - Public Limited Company.

F Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $29,225 or 17.85% of net assets. The Fund has no right to demand registration of these securities.

G Illiquid Security. At period end, the amount of illiquid securities was $2,284 or 1.4% of net assets.

H Variable rate.

I LP - Limited Partnership.

J PIK - Payment in Kind.

K Inflation-Indexed Note.

L Defaulted Security. At period end, the amount of securities in default was $70 or 0.04% of net assets.

M Par value represents units rather than shares.

N Step Up/Down - A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be used to acquire shares of common stock.

O TBA - To Be Announced.

P This security or a piece thereof is held as segregated collateral for Interest Rate and Credit Default Swaps.

See accompanying notes

15

American Beacon Flexible Bond FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

Futures Contracts Open on February 29, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
90-Day Eurodollar December Futures	Short	137	December 2016	$(33,725,558)	$(238,198)
90-Day Eurodollar June Futures	Short	13	June 2016	(3,216,438)	(9,826)
90-Day Eurodollar March Futures	Short	11	March 2017	(2,704,901)	(21,152)
90-Day Eurodollar September Futures	Short	12	September 2016	(2,961,271)	(15,163)
Australian 10-Year Bond March Futures	Long	1	March 2016	90,164	3,931
Euro BUND June Futures	Long	9	June 2016	1,604,698	480
Euro OAT March Futures	Short	35	March 2016	(5,691,502)	(281,366)
U.S. Treasury 10-Year Note June Futures	Short	72	June 2016	(9,404,906)	7,772
U.S. Treasury 2-Year Note June Futures	Long	13	June 2016	2,843,073	(1,961)
U.S. Treasury 5-Year Note June Futures	Long	33	June 2016	3,995,694	(3,206)
U.S. Ultra Bond June Futures	Long	24	June 2016	4,172,913	(17,145)

				$(44,998,034)	$(575,834)

Centrally cleared swap agreements outstanding on February 29, 2016:

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4) (000’s)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value

Receive	3-Month USD-LIBOR	1.3500	9/28/2017	USD	6,450	$791	$(32,157)	$(31,366)
Receive	3-Month USD-LIBOR	1.7500	12/14/2017	USD	11,600	(70,091)	(28,019)	(98,110)
Receive	3-Month USD-LIBOR	1.5000	12/16/2017	USD	19,400	(149,700)	(85,096)	(234,796)
Receive	3-Month USD-LIBOR	1.7500	12/16/2018	USD	300	(967)	(5,949)	(6,916)
Receive	3-Month USD-LIBOR	1.7500	12/16/2018	USD	8,100	(25,627)	(163,142)	(188,769)
Receive	6-Month GBP-LIBOR	1.6500	1/22/2020	GBP	400	12	(18,751)	(18,739)
Pay	1-Month MXN-TIIE	5.4300	6/12/2020	MXN	9,500	152	4,113	4,265
Pay	3-Month USD-LIBOR	2.0000	12/16/2020	USD	20,800	351,294	497,598	848,892
Receive	3-Month USD-LIBOR	2.0000	12/16/2020	USD	35,700	135,695	(1,613,835)	(1,478,140)
Pay	1-Month MXN-TIIE	5.6600	11/5/2021	MXN	6,400	-	2,175	2,175
Pay	1-Month MXN-TIIE	5.5800	11/10/2021	MXN	1,600	-	175	175
Receive	6-Month GBP-LIBOR	2.0000	3/18/2022	GBP	700	(6,294)	(54,756)	(61,050)
Pay	1-Month MXN-TIIE	5.7800	10/6/2022	MXN	6,000	642	602	1,244
Pay	3-Month USD-LIBOR	2.2500	12/16/2022	USD	10,600	(78,853)	717,047	638,194
Pay	1-Month MXN-TIIE	6.4950	6/16/2025	MXN	2,700	1,683	3,193	4,876
Receive	3-Month USD-LIBOR	2.3300	8/19/2025	USD	700	-	(48,639)	(48,639)
Receive	3-Month USD-LIBOR	2.3000	12/3/2025	USD	300	-	(20,013)	(20,013)
Receive	1-Month MXN-TIIE	2.1500	12/3/2025	USD	600	-	(31,679)	(31,679)
Receive	3-Month USD-LIBOR	2.5000	12/16/2025	USD	2,000	23,662	(198,228)	(174,566)
Receive	3-Month USD-LIBOR	2.2500	6/15/2026	USD	7,100	(29,984)	(389,496)	(419,480)
Receive	3-Month USD-LIBOR	2.2500	6/15/2026	USD	8,300	35,332	(508,873)	(473,541)
Receive	3-Month USD-LIBOR	2.7500	12/16/2045	USD	3,200	(26,529)	(458,167)	(484,696)
Receive	3-Month USD-LIBOR	2.2500	3/16/2046	GBP	200	(16,354)	(35,790)	(52,144)
Receive	1-Month MXN-TIIE	2.5000	6/15/2046	USD	750	(63,005)	(2,635)	(65,640)

						$81,859	$(2,470,322)	$(2,388,463)

OTC Swap Agreements Outstanding on February 29, 2016:

Credit Default Swaps on Corporate and Sovereign Securities - Buy Protection (1)

Reference Entity	Counter- party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 2/29/2016(3) (%)	Curr	Notional Amount(4) (000’s)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value

Kraft Heinz Foods Co.	GST	1.0000	9/20/2018	0.2226	USD	100	$(1,946)	$(35)	$(1,981)
State of Illinois	CBK	1.0000	3/20/2023	3.4677	USD	300	14,599	17,906	32,505
State of Illinois	CBK	1.0000	6/20/2023	3.5207	USD	200	8,706	13,710	22,416

See accompanying notes

16

American Beacon Flexible Bond FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

Reference Entity	Counter- party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 2/29/2016(3) (%)	Curr	Notional Amount(4) (000’s)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
State of Illinois	CBK	1.0000	12/20/2023	3.6248	USD	300	$18,651	$17,112	$35,763

							$40,010	$48,693	$88,703

Credit Default Swaps on Corporate and Sovereign Securities - Sell Protection (2)

Reference Entity	Counter- party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 2/29/2016(3) (%)	Curr	Notional Amount(4) (000’s)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value

Volkswagen International Finance N.V.	GST	1.0000	12/20/2016	1.3606	EUR	100	$(926)	$577	$(349)
Volkswagen International Finance N.V.	MSC	1.0000	12/20/2016	1.3606	EUR	100	(720)	371	(349)
Federal Republic of Brazil	GST	1.0000	12/20/2016	1.1566	USD	200	(1,703)	1,449	(254)

							$(3,349)	$2,937	$(952)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counter- party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 2/29/2016(3) (%)	Curr	Notional Amount(4) (000’s)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value (5)

Markit CDX HY	MSC	1.0000	12/20/2020	1.0757	USD	4,200	$15,916	$(30,402)	$(14,486)
Markit CDX IG	MSC	5.0000	12/20/2020	5.2232	USD	900	(2,462)	(5,564)	(8,026)

							$133,454	$(35,966)	$(22,512)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes

17

American Beacon Flexible Bond FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

Interest Rate Inflation Linked Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Counter- party	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4) (000’s)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value

Receive	EUR-EXT-CPI	GLM	0.7400	1/26/2020	EUR	400	$(1,074)	$(6,333)	$(7,407)
Receive	EUR-EXT-CPI	BOA	0.7100	1/29/2020	EUR	900	(552)	(14,577)	(15,129)
Receive	EUR-EXT-CPI	GLM	0.6600	1/30/2020	EUR	1,000	(58)	(13,910)	(13,968)
Receive	EUR-EXT-CPI	CBK	0.9900	3/31/2020	EUR	1,700	(276)	(47,079)	(47,355)
Pay	UK-RPI	GLM	3.1400	1/14/2030	GBP	300	-	22,851	22,851
Pay	UK-RPI	CBK	3.4000	6/15/2030	GBP	10	(9)	1,225	1,216
Pay	UK-RPI	MSC	3.3000	11/15/2030	GBP	80	(139)	6,322	6,183
Pay	UK-RPI	DUB	3.3000	11/15/2030	GBP	60	(16)	4,654	4,638

							$(2,124)	$(46,847)	$(48,971)

Interest Rate Indexed Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Counter- party	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4) (000’s)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value

Pay	1-Year BRL-CDI	DUB	12.0550	1/4/2021	BRL	15,700	$17,762	$(399,690)	$(381,928)
Pay	1-Year BRL-CDI	GLM	12.8100	1/4/2021	BRL	6,200	5,769	(121,020)	(115,251)
Pay	1-Year BRL-CDI	BOA	12.6000	1/4/2021	BRL	1,900	63	(38,152)	(38,089)
Pay	1-Year BRL-CDI	BRC	12.5600	1/4/2021	BRL	1,200	(109)	(21,985)	(22,094)

							$24,485	$(580,847)	$(557,362)

Purchased options outstanding on February 29, 2016:

Interest Rate Swaptions

Description	Counter- party	Floating Rate Index	Pay / Receive Floating Rate	Exercise Price	Expiration Date	Curr	Notional Amount (000’s)	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)

Put - OTC 30-Year IRS	BOA	3M USD-LIBOR	Pay	4.21	4/25/2016	USD	1,800	$-	$72,000	$(72,000)
Put - OTC 1-Year IRS	CBK	3M USD-LIBOR	Pay	1.20	7/18/2016	USD	3,700	962	1,295	(333)
Call - OTC 2-Year IRS	CBK	3M USD-LIBOR	Pay	0.70	10/3/2016	USD	3,300	6,783	6,319	464
Put - OTC 30-Year IRS	GLM	3M USD-LIBOR	Pay	2.97	9/24/2018	USD	1,200	59,093	62,100	(3,007)
Put - OTC 30-Year IRS	CBK	3M USD-LIBOR	Pay	2.97	9/24/2018	USD	600	29,547	30,526	(979)
Put - OTC 30-Year IRS	MSC	3M USD-LIBOR	Pay	3.05	12/12/2018	USD	600	28,920	28,848	72

								$125,305	$201,088	$(75,783)

Interest Rate Floors

Description	Counter- party	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate (%)	Expiration Date	Curr	Notional Amount (000’s)	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)

Call - INT FLR	BRC	3M USD-LIBOR	Pay	1.63	8/15/2019	USD	5,000	$80,503	$44,900	$35,603
Call - INT FLR	DUB	3M USD-LIBOR	Pay	1.63	8/15/2019	USD	2,500	40,251	22,500	17,751
Call - INT FLR	GSC	3M USD-LIBOR	Pay	1.63	8/15/2019	USD	14,000	232,908	89,600	143,308

								$353,662	$157,000	$196,662

See accompanying notes

18

American Beacon Flexible Bond FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

Index Options

Description	Exercise Price	Expiration Date	Curr	Number of Contracts	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)

Put- S&P 500 Index*	1,575.00	3/18/2016	USD	16	$480	$8,528	$(8,048)
Put- S&P 500 Index*	1,650.00	3/18/2016	USD	145	8,335	8,335	-
Put- S&P 500 Index*	1,650.00	3/31/2016	USD	41	8,323	8,323	-
Put- S&P 500 Index*	1,625.00	3/31/2016	USD	34	4,760	8,092	(3,332)

					$21,898	$33,278	$(11,380)

Exchange-Traded Fund Options

Description	Exercise Price	Expiration Date	Curr	Number of Contracts	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)

Put- iShares 20+ Year T-Bond*	117.00	3/18/2016	USD	110	$220	$2,970	$(2,750)
Put- iShares 20+ Year T-Bond*	100.00	3/18/2016	USD	105	263	2,795	(2,532)
Put- iShares 20+ Year T-Bond*	122.00	4/1/2016	USD	113	1,356	2,825	(1,469)

					$1,839	$8,590	$(6,751)

OTC European Options – Bond Options

Description	Counter- party	Exercise Price	Expiration Date	Curr	Notional Amount (000’s)	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)

Call - OTC 30-Year FN TBA 4.5%	FBF	120.00	3/7/2016	USD	5,000	$-	$195	$(195)
Put - OTC 30-Year FN TBA 3.0%	FBF	80.00	3/7/2016	USD	1,000	-	39	(39)
Put - OTC 30-Year FN TBA 3.0%	DUB	82.50	4/6/2016	USD	2,600	-	102	(102)

						$-	$336	$(336)

OTC European Foreign Currency Options

Description	Counter- party	Exercise Price	Expiration Date	Curr	Notional Amount (000’s)	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)

Call - OTC ECAL EUR versus USD	BOA	1.35	3/8/2016	EUR	900	$97	$-	$(97)
Put - OTC EPUT USD versus JPY	BOA	107.00	4/14/2016	USD	2,400	24,456	13,550	(10,906)
Call - OTC ECAL EUR versus USD	BOA	1.49	5/12/2016	EUR	1,400	159	5	(154)
Put - OTC EPUT EUR versus MXN	GLM	19.00	2/9/2017	EUR	100	1,703	3,254	1,551
Put - OTC EPUT EUR versus MXN	GLM	20.07	2/15/2017	EUR	500	15,955	29,094	13,139

						$42,370	$45,903	$3,533

Options on Exchange-Traded Futures Contracts

Description	Counter- party	Exercise Price	Expiration Date	Curr	Number of Contracts	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)

Call - 10-Year U.S. Treasury Future Option	MYC	150.00	5/20/2016	USD	72	$617	$563	$(54)
Put - 10-Year U.S. Treasury Future Option	MYC	111.50	5/20/2016	USD	33	283	258	(25)
Put - 10-Year U.S. Treasury Future Option	MYC	112.50	5/20/2016	USD	32	274	250	(24)
Put - 5-Year U.S. Treasury Future Option	MYC	112.50	5/20/2016	USD	35	299	273	(26)
Put - Euro-Bund Future Option	MYC	143.50	5/26/2016	EUR	9	106	98	(8)

						$1,579	$1,442	$(137)

See accompanying notes

19

American Beacon Flexible Bond FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

Written options outstanding on February 29, 2016:

Interest Rate Swaptions

Description	Counter- party	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Price	Expiration Date	Curr	Notional Amount (000’s)	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)

Call - OTC 10-Year IRS	DUB	3M USD-LIBOR	Receive	1.50	3/9/2016	USD	(200)	$(496)	$(900)	$404
Put - OTC 10-Year IRS	DUB	3M USD-LIBOR	Receive	1.85	3/9/2016	USD	(200)	(41)	(860)	819
Call - OTC 10-Year IRS	GLM	3M USD-LIBOR	Receive	1.50	3/15/2016	USD	(100)	(352)	(471)	119
Put - OTC 10-Year IRS	GLM	3M USD-LIBOR	Receive	1.85	3/15/2016	USD	(100)	(57)	(500)	443
Put - OTC 5-Year IRS	CBK	3M USD-LIBOR	Pay	5.20	7/29/2016	USD	(1,500)	-	(18,373)	18,373
Call - OTC 10-Year IRS	CBK	3M USD-LIBOR	Receive	1.50	10/3/2016	USD	(700)	(12,594)	(6,300)	(6,294)
Put - OTC 5-Year IRS	CBK	3M USD-LIBOR	Receive	2.60	9/24/2018	USD	(2,800)	(29,888)	(29,120)	(768)
Put - OTC 5-Year IRS	GLM	3M USD-LIBOR	Receive	2.60	9/24/2018	USD	(5,800)	(61,912)	(61,840)	(72)
Put - OTC 5-Year IRS	MSC	3M USD-LIBOR	Receive	2.70	12/12/2018	USD	(3,000)	(32,716)	(31,757)	(959)

								$(138,056)	$(150,121)	$12,065

OTC European Foreign Currency Options

Description	Counter- party	Exercise Price	Expiration Date	Curr	Notional Amount (000’s)	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)

Call - OTC ECAL EUR versus USD	BOA	1.13	3/4/2016	EUR	(600)	$(5,353)	$(31)	$5,322
Call - OTC ECAL USD versus BRL	BOA	3.96	3/10/2016	USD	(243)	(7,776)	(4,984)	2,792
Call - OTC ECAL USD versus BRL	FBF	4.25	3/17/2016	USD	(220)	(4,967)	(554)	4,413
Call - OTC ECAL USD versus BRL	BOA	4.25	3/17/2016	USD	(280)	(6,356)	(706)	5,650
Call - OTC ECAL EUR versus USD	BOA	1.16	4/6/2016	EUR	(500)	(3,279)	(529)	2,750
Put - OTC EPUT EUR versus USD	BOA	1.08	4/6/2016	EUR	(500)	(2,692)	(5,620)	(2,928)
Call - OTC ECAL USD versus CNH	BOA	7.00	4/8/2016	USD	(1,100)	(6,993)	(2,062)	4,931
Call - OTC ECAL USD versus RUB	DUB	79.00	4/8/2016	USD	(600)	(10,380)	(11,917)	(1,537)
Put - OTC EPUT USD versus JPY	BOA	100.00	4/14/2016	USD	(2,400)	(6,216)	(3,442)	2,774
Call - OTC ECAL USD versus CNH	DUB	7.00	4/19/2016	USD	(1,200)	(7,008)	(3,108)	3,900
Put - OTC EPUT EUR versus MXN	GLM	16.00	2/9/2017	EUR	(100)	(150)	(394)	(244)
Call - OTC ECAL EUR versus MXN	GLM	26.75	2/15/2017	EUR	(500)	(15,954)	(7,653)	8,301

						$(77,124)	$(41,000)	$36,124

Options on Exchange-Traded Futures Contracts

Description	Counter- party	Exercise Price	Expiration Date	Curr	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)

Put - 10-Year U.S. Treasury Future Option	MYC	129.00	3/24/2016	USD	33	$(11,303)	$(6,187)	$5,116
Put - 10-Year U.S. Treasury Future Option	MYC	129.50	3/24/2016	USD	48	(19,239)	(15,000)	4,239
Call -Euro-Bund Future Option	MYC	163.00	5/26/2016	EUR	2	(934)	(5,113)	(4,179)

						$(31,476)	$(26,300)	$5,176

Interest Rate Floors

Description	Counter- party	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate (%)	Expiration Date	Curr	Notional Amount (000’s)	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)

Call - INT FLR	DUB	3M USD-LIBOR	Receive	1.00	8/15/2019	USD	(5,000)	$(43,800)	$(22,500)	$(21,300)
Call - INT FLR	BRC	3M USD-LIBOR	Receive	1.00	8/15/2019	USD	(10,000)	(87,600)	(45,770)	(41,830)
Call - INT FLR	GSC	3M USD-LIBOR	Receive	1.00	8/15/2019	USD	(28,000)	(249,420)	(89,600)	(159,820)

								$(380,820)	$(157,870)	$(229,950)

See accompanying notes

20

American Beacon Flexible Bond FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

European Style Credit Default Swaptions

Description	Counter- party	Exercise Price	Expiration Date	Curr	Notional Amount (000’s)	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)

Put - CDX.O IG25 5Y	CBK	1.60	4/20/2016	USD	(200)	$(92)	$(378)	$286
Put - CDX.O IG25 5Y	BCC	1.60	4/20/2016	USD	(100)	(46)	(215)	169
Put - CDX.O IG25 5Y	BOA	1.60	4/20/2016	USD	(100)	(46)	(235)	189
Put - CDX.O IG25 5Y	BCC	1.50	4/20/2016	USD	(100)	(70)	(170)	100

						$(254)	$(998)	$744

*This security was cleared through the OCC.

Forward Currency Contracts Open on February 29, 2016:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	CNY	128,621	4/7/2016	BCC	$2,500	$-	$2,500
Sell	TWD	592,522	5/24/2016	BCC	464	-	464
Buy	CNY	1,113,943	10/24/2016	BCC	26,943	-	26,943
Buy	EUR	84,870	3/10/2016	BNP	-	(525)	(525)
Buy	EUR	62,020	3/10/2016	BNP	289	-	289
Buy	EUR	564,710	3/10/2016	BNP	-	(16,585)	(16,585)
Sell	EUR	689,839	3/10/2016	BNP	-	(725)	(725)
Sell	EUR	552,741	3/10/2016	BNP	-	(3,695)	(3,695)
Buy	EUR	241,503	3/2/2016	BOA	-	(6,734)	(6,734)
Buy	EUR	2,284,486	3/2/2016	BOA	-	(27,614)	(27,614)
Buy	JPY	808,629	3/2/2016	BOA	-	(4,725)	(4,725)
Sell	EUR	253,469	3/2/2016	BOA	7,578	-	7,578
Sell	EUR	1,545,835	3/2/2016	BOA	4,113	-	4,113
Sell	JPY	2,889,247	3/2/2016	BOA	-	(148,635)	(148,635)
Sell	GBP	1,073,117	3/2/2016	BOA	25,959	-	25,959
Buy	MXN	146,704	3/14/2016	BOA	704	-	704
Sell	MXN	24,025	3/14/2016	BOA	-	(224)	(224)
Sell	EUR	2,286,712	4/4/2016	BOA	27,557	-	27,557
Sell	JPY	809,542	4/4/2016	BOA	4,789	-	4,789
Buy	JPY	606,776	4/26/2016	BOA	10,498	-	10,498
Buy	GBP	559,630	4/26/2016	BOA	-	(15,351)	(15,351)
Sell	GBP	559,630	4/26/2016	BOA	20,171	-	20,171
Sell	JPY	606,776	4/26/2016	BOA	-	(30,030)	(30,030)
Sell	CHF	100,511	5/13/2016	BOA	2,611	-	2,611
Sell	CNY	153,667	8/18/2016	BOA	-	(4,454)	(4,454)
Sell	CNY	3,297,928	10/24/2016	BOA	32,505	-	32,505
Sell	CNY	153,141	1/6/2017	BOA	-	(5,775)	(5,775)
Sell	JPY	282,914	3/2/2016	BRC	-	(11,677)	(11,677)
Sell	THB	583,763	4/27/2016	BRC	-	(12,452)	(12,452)
Sell	CNY	536,072	8/23/2016	BRC	-	(6,965)	(6,965)
Buy	JPY	2,655,315	3/2/2016	CBK	24,614	-	24,614
Sell	JPY	291,783	3/2/2016	CBK	-	(19,343)	(19,343)
Buy	JPY	514,399	3/3/2016	CBK	32,427	-	32,427
Buy	JPY	5,143,991	3/3/2016	CBK	10,793	-	10,793
Buy	JPY	133,034	3/3/2016	CBK	919	-	919
Sell	JPY	13,560,623	3/3/2016	CBK	-	(1,077,870)	(1,077,870)
Sell	JPY	2,270,451	3/3/2016	CBK	1,147	-	1,147
Buy	MXN	137,458	3/14/2016	CBK	2,459	-	2,459
Buy	MXN	92,904	3/14/2016	CBK	3,687	-	3,687
Buy	GBP	111,351	3/14/2016	CBK	-	(3,492)	(3,492)
Buy	CNY	128,621	4/7/2016	CBK	-	(11,379)	(11,379)
Sell	BRL	1,353,444	5/3/2016	CBK	229,210	-	229,210
Buy	EUR	479,690	5/11/2016	CBK	453	-	453
Sell	EUR	12,679,073	5/11/2016	CBK	372,694	-	372,694
Buy	RUB	279,095	5/18/2016	CBK	4,947	-	4,947
Buy	INR	23,820	5/24/2016	CBK	-	(110)	(110)
Sell	JPY	5,158,516	6/3/2016	CBK	-	(10,602)	(10,602)
Buy	BRL	383,651	3/2/2016	DUB	15,376	-	15,376

See accompanying notes

21

American Beacon Flexible Bond FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	GBP	32,013	3/2/2016	DUB	$1,286	$-	$1,286
Sell	BRL	383,651	3/2/2016	DUB	3,466	-	3,466
Buy	AUD	587,693	4/14/2016	FBF	11,018	-	11,018
Buy	AUD	310,587	4/14/2016	FBF	7,392	-	7,392
Buy	NZD	882,025	4/14/2016	FBF	16,093	-	16,093
Sell	AUD	898,279	4/14/2016	FBF	-	(7,171)	(7,171)
Sell	NZD	573,119	4/14/2016	FBF	2,593	-	2,593
Sell	NZD	308,906	4/14/2016	FBF	-	(6,282)	(6,282)
Buy	BRL	383,651	3/2/2016	GLM	-	(3,466)	(3,466)
Sell	EUR	726,684	3/2/2016	GLM	-	(523)	(523)
Sell	BRL	383,651	3/2/2016	GLM	5,284	-	5,284
Buy	GBP	125,270	3/14/2016	GLM	283	-	283
Sell	MXN	242,859	3/14/2016	GLM	14,166	-	14,166
Buy	BRL	380,378	4/4/2016	GLM	-	(4,702)	(4,702)
Sell	NOK	172,311	4/20/2016	GLM	-	(1,747)	(1,747)
Sell	CAD	90,179	5/13/2016	GLM	-	(2,009)	(2,009)
Sell	AUD	102,446	5/13/2016	GLM	-	(595)	(595)
Sell	CNY	812,423	2/6/2017	GLM	-	(40,351)	(40,351)
Buy	JPY	6,208,264	3/3/2016	HUS	268,258	-	268,258
Buy	JPY	2,935,622	3/3/2016	HUS	108,012	-	108,012
Buy	JPY	97,558	3/3/2016	HUS	3,244	-	3,244
Buy	JPY	798,205	3/3/2016	HUS	65,087	-	65,087
Buy	CLP	1,257,591	3/9/2016	HUS	5,539	-	5,539
Sell	CLP	193,586	3/9/2016	HUS	-	(1,141)	(1,141)
Sell	CLP	258,114	3/9/2016	HUS	1,289	-	1,289
Buy	GBP	125,270	3/14/2016	HUS	-	(3,952)	(3,952)
Sell	GBP	2,895,138	3/14/2016	HUS	258,226	-	258,226
Buy	KRW	210,023	4/12/2016	HUS	-	(3,091)	(3,091)
Buy	KRW	201,945	4/12/2016	HUS	-	(648)	(648)
Buy	KRW	298,880	4/12/2016	HUS	781	-	781
Sell	KRW	2,867,628	4/12/2016	HUS	61,173	-	61,173
Sell	KRW	2,867,628	4/12/2016	HUS	89,966	-	89,966
Buy	NOK	1,837,986	4/20/2016	HUS	19,246	-	19,246
Sell	NOK	91,899	4/20/2016	HUS	1,105	-	1,105
Buy	SEK	1,252,130	4/21/2016	HUS	3,807	-	3,807
Sell	SEK	152,128	4/21/2016	HUS	1,543	-	1,543
Sell	SEK	140,426	4/21/2016	HUS	-	(326)	(326)
Buy	EUR	76,314	5/11/2016	HUS	-	(349)	(349)
Buy	EUR	457,886	5/11/2016	HUS	-	(8,797)	(8,797)
Buy	SGD	298,120	5/18/2016	HUS	152	-	152
Sell	AUD	227,608	5/18/2016	HUS	-	(1,659)	(1,659)
Sell	SGD	5,841,727	5/18/2016	HUS	61,363	-	61,363
Buy	SEK	1,780,692	5/19/2016	HUS	-	(2,090)	(2,090)
Buy	INR	2,573,214	5/26/2016	HUS	2,483	-	2,483
Sell	INR	100,628	5/26/2016	HUS	396	-	396
Sell	NZD	534,868	6/1/2016	HUS	4,267	-	4,267
Buy	CLP	3,317,239	6/13/2016	HUS	92,234	-	92,234
Buy	SGD	234,237	5/18/2016	JPM	-	(456)	(456)
Buy	GBP	97,433	3/14/2016	NAB	-	(8,542)	(8,542)
Buy	GBP	1,105,129	3/2/2016	SCB	172	-	172
Sell	GBP	1,105,272	4/4/2016	SCB	-	(167)	(167)
Sell	EUR	540,406	4/22/2016	SSB	2,074	-	2,074

					$1,977,405	$(1,517,026)	$460,379

See accompanying notes

22

American Beacon Flexible Bond FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

Borrowing and Other Financing Transactions

Repurchase Agreements

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed	Receivable for Repurchase Agreements
Deutsche Bank Securities Inc. (1)	0.45%	2/29/2016	3/1/2016	$ 400,000	$ 400,000

1 Collateralized by a U.S. Treasury N/B valued at $324,000, 3.75%, 11/15/2043.

Reverse Repurchase Agreements

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed		Payable for Reverse Repurchase Agreements
The Bank of Nova Scotia (1) (2)	0.58%	1/20/2016	4/21/2016	$5,961,000	(11)	$5,961,000
The Bank of Nova Scotia (3) (4) (5)	0.59%	2/3/2016	4/5/2016	5,704,178	(11)	5,704,178
The Bank of Nova Scotia (6)	0.59%	2/4/2016	4/5/2016	4,498,599	(11)	4,498,599
The Bank of Nova Scotia (7)	0.59%	2/5/2016	4/8/2016	3,084,875	(11)	3,084,875
The Bank of Nova Scotia (8) (9)	0.60%	2/10/2016	4/11/2016	8,205,875	(11)	8,205,875
The Royal Bank of Scotland (10)	0.66%	2/12/2016	4/18/2016	779,625	(12)	779,625

				$28,234,152		$28,234,152

Short Sales

Type of Investment	Description	Coupon (%)	Maturity Date	Principal Amount (000’s)	Proceeds	Market Value
U.S. Agency Mortgage-Backed Obligation	Fannie Mae TBA	3.50	3/14/2046	$(100)	$(104,453)	$(104,770)
U.S. Agency Mortgage-Backed Obligation	Fannie Mae TBA	4.50	3/14/2046	(5,000)	(5,410,938)	(5,430,360)

					$(5,515,391)	$(5,535,130)	(13)

1 Collateralized by a U.S. Treasury N/B valued at $4,438,500, 1.375%, 3/31/2020.

2 Collateralized by a U.S. Treasury N/B valued at $1,522,500, 1.875%, 10/31/2022.

3 Collateralized by a U.S. Treasury N/B valued at $304,125, 1.375%, 3/31/2020.

4 Collateralized by a U.S. Treasury N/B valued at $2,875,500, 2.500%, 5/15/2024.

5 Collateralized by a U.S. Treasury N/B valued at $2,524,553, 2.000%, 7/31/2022.

6 Collateralized by a U.S. Treasury N/B valued at $4,498,599, 2.500%, 5/15/2024.

7 Collateralized by a U.S. Treasury N/B valued at $3,084,875, 2.500%, 5/15/2024.

8 Collateralized by a U.S. Treasury N/B valued at $5,828,250, 1.625%, 7/31/2019.

9 Collateralized by a U.S. Treasury N/B valued at $2,377,625, 2.000%, 8/15/2025.

10 Collateralized by a U.S. Treasury N/B valued at $779,625, 3.125%, 8/15/2044.

11 The average amount of borrowing during the period ended February 29, 2016 was $5,490,905 at a weighted average interest rate of 0.59%.

12 The average amount of borrowing during the period ended February 29, 2016 was $779,625 at a weighted average interest rate of 0.66%.

13 Short sales represent 3.38% of total net assets.

Glossary:

Counterparty Abbreviations:

BCC	Barclays Capital	FBF	Credit Suisse International	MSC	Morgan Stanley & Co. Inc.
BNP	BNP Paribas, N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services
BOA	Bank of America, N.A.	GSC	Goldman Sachs Capital Markets	NAB	National Australia Bank Limited
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBS	Royal Bank of Scotland PLC
CBK	Citibank, N.A.	HUS	HSBC Bank USA	SCB	Standard Chartered Bank
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank, N.A.	SSB	State Street Bank and Trust Company

See accompanying notes

23

American Beacon Flexible Bond FundSM

Schedule of Investments

February 29, 2016 (Unaudited)

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PLN	Polish Zloty
BRL	Brazilian Real	HUF	Hungarian Forint	RUB	Russian Ruble
CAD	Canadian Dollar	IDR	Indonesian Rupiah	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CLP	Chilean Peso	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi	KRW	South Korean Won	TRY	Turkish New Lira
CZK	Czech Republic Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	Pound Sterling	NZD	New Zealand Dollar

Index Abbreviations:
CDX HY	Credit Derivatives Index - High Yield	EXT-CPI	Consumer Price Index, Excluding Tobacco	S&P	Standard & Poor’s 500 Index
CDX IG	Credit Derivatives Index - Investment Grade	RPI	Retail Price Index

Other Abbreviations:
CCP	Central Counterparty Clearing House	EPUT	European-style Put	OCC	Options Clearing Corporation
CDI	CETIP Deposito Interbancario	FN	Federal National Mortgage Association	TBA	To Be Announced
CDS	Credit Default Swap	IRS	Interest Rate Swap	TIIE	Tasa de Intere’s Interbancaria de Equilibrio
ECAL	European-style Call	LIBOR	London Interbank Offer Rate

See accompanying notes

24

American Beacon Flexible Bond FundSM

Statement of Assets and Liabilities

February 29, 2016 (Unaudited) (in thousands, except share and per share amounts)

Assets:
Investments in unaffiliated securities, at fair value A	$192,860
Purchased options and swaptions outstanding (premiums paid $444)	550
Repurchase agreement, at fair value C	400
Foreign currency, at fair value B	207
Cash	1,779
Deposit with brokers for futures contracts	3,246
Swap premium paid	631
Swap Income receivable	239
Principal and interest receivable	1
Receivable for investments sold	9,159
Receivable for fund shares sold	156
Dividends and interest receivable	1,056
Receivable for tax reclaims	6
Receivable for expense reimbursement (Note 2)	22
Unrealized appreciation from swap agreements	1,311
Unrealized appreciation from foreign currency contracts	1,977
Prepaid expenses	32

Total assets	213,632

Liabilities:
Payable for investments purchased	7,661
Payable for options purchased	17
Payable for fund shares redeemed	331
Payable for short sales	5,535
Payable for reverse repurchase agreements	28,234
Swap premium received	477
Swap income payable	335
Written options , at fair value (premiums received $418)	586
Management and investment advisory fees payable	76
Administrative service and service fees payable	51
Transfer agent fees payable	5
Custody and fund accounting fees payable	92
Professional fees payable	129
Prospectus and shareholder reports fees payable	9
Trustee fees payable	2
Payable for variation margin from open futures contracts	518
Unrealized depreciation of swap agreements	4,394
Unrealized depreciation from foreign currency contracts	1,517
Other liabilities	2

Total liabilities	49,971

Net assets	$163,661

Analysis of Net Assets:
Paid-in-capital	191,168
Undistributed (overdistribution of) net investment income	4,146
Accumulated net realized (loss)	(19,326)
Unrealized depreciation of investments	(1,492)
Unrealized depreciation of foreign currency transactions	(7,098)
Unrealized depreciation of futures contracts	(576)
Unrealized depreciation of swap agreements	(3,078)
Unrealized depreciation of options and swaptions contracts	(63)
Unrealized depreciation of short sales	(20)

Net assets	$163,661

See accompanying notes

25

American Beacon Flexible Bond FundSM

Statement of Assets and Liabilities

February 29, 2016 (Unaudited) (in thousands, except share and per share amounts)

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	11,999,118

Y Class	3,580,374

Investor Class	471,577

A Class	1,230,656

C Class	497,917

Net assets (not in thousands):
Institutional Class	$110,500,537

Y Class	$32,980,562

Investor Class	$4,339,987

A Class	$11,280,373

C Class	$4,559,641

Net asset value, offering and redemption price per share:
Institutional Class	$9.21

Y Class	$9.21

Investor Class	$9.20

A Class	$9.17

A Class (offering price)	$9.63

C Class	$9.16

A Cost of investments in unaffiliated securities	$201,903
B Cost of foreign currency	$205
C Cost of repurchase agreement	$400

See accompanying notes

26

American Beacon Flexible Bond FundSM

Statement of Operations

For the Six months ended February 29, 2016 (Unaudited) (in thousands)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes) A	$5
Interest income	3,428

Total investment income	3,433

Expenses:
Management and investment advisory fees (Note 2)	566
Administrative service fees (Note 2):
Institutional Class	203
Y Class	61
Investor Class	10
A Class	19
C Class	8
Transfer agent fees:
Institutional Class	26
Y Class	1
Investor Class	1
A Class	2
Custody and fund accounting fees	128
Professional fees	115
Registration fees and expenses	39
Service fees (Note 2):
Y Class	20
Investor Class	8
A Class	10
C Class	4
Distribution fees (Note 2):
A Class	16
C Class	28
Prospectus and shareholder report expenses	21
Trustee fees	7
Other expenses	15

Total expenses	1,308

Net fees waived and expenses reimbursed (Note 2)	(316)

Net expenses	992

Net investment income	2,441

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments	(198)
Foreign currency transactions	(5,193)
Futures contracts	65
Swap agreements	(1,538)
Options and swaptions contracts	10
Change in net unrealized appreciation (depreciation) of:
Investments	(2,076)
Foreign currency transactions	3,319
Futures contracts	(497)
Swap agreements	(1,357)
Options and swaption contracts	(43)
Short sales	24

Net (loss) from investments	(7,484)

Net (decrease) in net assets resulting from operations	$(5,043)

A Foreign taxes	$2

See accompanying notes

27

American Beacon Flexible Bond FundSM

Statement of Changes in Net Assets

	Six Months Ended February 29, 2016	Year Ended August 31, 2015
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$2,441	$6,248
Net realized gain (loss) from investments, foreign currency transactions, futures contracts, swap agreements, and option and swaptions contracts	(6,854)	1,215
Change in net unrealized appreciation (depreciation) from investments, foreign currency transactions, futures contracts, swap agreements, and option and swaptions contracts	(630)	(14,444)

Net (decrease) in net assets resulting from operations	(5,043)	(6,981)

Distributions to Shareholders:
Net investment income:
Institutional Class	(4,395)	(4,119)
Y Class	(1,366)	(1,023)
Investor Class	(216)	(349)
A Class	(392)	(525)
C Class	(126)	(139)

Net distributions to shareholders	(6,495)	(6,155)

Capital Share Transactions:
Proceeds from sales of shares	16,388	81,294
Reinvestment of dividends and distributions	6,366	5,888
Cost of shares redeemed	(85,844)	(113,676)

Net (decrease) in net assets from capital share transactions	(63,090)	(26,494)

Net (decrease) in net assets	(74,628)	(39,630)

Net Assets:
Beginning of period	238,289	277,919

End of Period *	$163,661	$238,289

*Includes undistributed (overdistribution of) net investment income	$4,146	$8,200

See accompanying notes

28

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of February 29, 2016, the Trust consists of twenty-six active series, one of which is presented in this filing (the “Fund”): American Beacon Flexible Bond Fund. The remaining twenty-five active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

The Flexible Bond Fund is a commodity pool, as defined in the regulations of the Commodity Futures Trading Commission (the “CFTC”) and operated by the Manager, a commodity pool operator registered with the CFTC.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:

Institutional Class	Investors making an initial investment of $250,000

Y Class	Investors making an initial investm ent of $100,000

Investor Class	General public and investors investing directly or through an intermediary

A Class	General public and investors investing through an intermediary with applicable sales charges, which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”)

C Class	General public and investors investing through an intermediary with applicable sales charges, which may include a CDSC

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include administrative service fees, service fees, and distribution fees and vary amongst the classes as described more fully in Note 2.

Recently Adopted Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-11, “Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”), that expanded secured borrowing accounting for certain reverse repurchase agreements. ASU 2014-11 also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. ASU 2014-11 is effective prospectively for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015, and has been adopted accordingly.

29

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

2. Transactions with Affiliates

Management Agreement

The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and fund management services. Investment assets of the Fund are managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager and the Trust. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund 0.05% of the average daily net assets. The Fund pays the unaffiliated investment advisors hired to direct investment activities of the Fund. Management fees paid by the Fund during the six months ended February 29, 2016 were as follows (dollars in thousands):

Management Fee Rate	Management Fee	Amounts paid to Investment Advisors	Amounts Paid to Manager
0.60%	$566	$516	$50

Administration Agreement

The Manager and the Trust entered into an Administration Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administration Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Institutional, Y, Investor, A, and C Classes of the Fund.

Distribution Plans

The Fund, except for the A and C Classes of the Fund, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisor hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class of the Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Y, Investor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee of 0.10% of the average daily net assets of Y Class, 0.15% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Interfund Lending Program

Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. During the six months ended February 29, 2016,

30

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

the Flexible Bond Fund borrowed on average $4,207,493 for two days at an average rate of 0.75% with interest charges of $171. This amount is recorded within “Other expenses” on the accompanying Statement of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reimburse the classes of the Fund to the extent that total annual fund operating expenses exceeded the Fund’s expense cap. During the six months ended February 29, 2016, the Manager reimbursed expenses as follows:

Class	Expense Cap 9/1/15 - 2/29/16	Reimbursed Expenses	Expiration of Reimbursements
Institutional	0.90%	$218,447	2019
Y	0.99%	6,748	2019
Investor	1.27%	60,727	2019
A	1.29%	20,838	2019
C	2.04%	8,892	2019

Of these amounts, $21,640 is receivable from the Manager, as of February 29, 2016. The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’s average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The carryover of excess expenses potentially reimbursable to the Manager is $378,404, $854,833, and $854,617 expiring in 2016, 2017, and 2018 respectively. The Fund did not record a liability for potential reimbursements, due to the current assessment that a reimbursement is unlikely.

Sales Commissions

The Fund’s distributor, Foreside Fund Services, LLC (“Foreside”) may receive a portion of A Class sales charges from broker dealers and it may be used to offset distribution related expenses. For the six months ended February 29, 2016, Foreside collected $303 from the sale of A Class Shares.

A contingent deferred sales charge (“CDSC”) of 0.50% will be deducted with respect to Class A Shares on certain purchases of $250,000 or more that are redeemed in whole or part within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the six months ended February 29, 2016 there were no CDSC fees collected for the Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the six months ended February 29, 2016, CDSC fees of $935 were collected for the Fund.

3. Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

31

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of a fund’s portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Funds’ pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADRs and futures contracts. The Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Over-the-counter (“OTC”) financial derivative instruments such as forward currency contracts, options contracts, interest rate, and credit default swap agreements derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s Manager may provide a valuation. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or the Manager using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends, and exchange rates, that are observed from actively quoted markets.

Other investments, including restricted securities, and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized, but not considered realized until

32

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Valuation Inputs

Various inputs may be used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

33

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

OTC financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 29, 2016, the investments were classified as described below (in thousands):

Flexible Bond Fund(1)	Level 1	Level 2	Level 3	Total
Domestic bank loan obligations	$-	$4,012	$-	$4,012
Domestic obligations	-	59,177	-	59,177
Foreign obligations	-	27,277	-	27,277
Asset-backed obligations	-	17,958	-	17,958
Collateralized mortgage obligations	-	30,250	-	30,250
Foreign collateralized mortgage obligations	-	2,614	-	2,614
U.S. agency mortgage-backed obligations	-	2,667	-	2,667
U.S. treasury obligations	-	35,331	-	35,331
Municipal obligations	-	302	-	302
Short-term investments:
Money market fund	10,504	-	-	10,504
U.S. agency obligations	-	1,200	-	1,200
U.S. treasury bills	-	1,539	-	1,539
Time deposits	29	-	-	29

Total investments in securities	$10,533	$182,327	$-	$192,860

Other Financial Instruments-Assets(2)
Futures contracts	$12	$-	$-	$12
Repurchase agreements	-	400	-	400
Purchased options outstanding	-	550	-	550
Interest rate awap agreements	-	1,500	-	1,500
Inflation indexed swap agreements	-	35	-	35
Credit default swap agreements	-	91	-	91
Forward currency contracts	-	1,977	-	1,977

	$12	$4,553	$-	$4,565

Other Financial Instruments-Liabilities(2)
Short sales	$-	$(5,535)	$-	$(5,535)
Reverse repurchase agreements	-	(28,234)	-	(28,234)
Futures contracts	(588)	-	-	(588)
Written options outstanding	-	(586)	-	(586)
Interest rate awap agreements	-	(4,446)	-	(4,446)
Inflation indexed swap agreements	-	(84)	-	(84)
Credit default swap agreements	-	(25)	-	(25)
Forward currency contracts	-	(1,517)	-	(1,517)

	$(588)	$(40,427)	$-	$(41,015)

(1) Refer to the Schedule of Investments for industry information.

(2) Financial derivative instruments may include swaps agreements, open futures, purchased options and swaption contracts, written options and swaption contracts, and foreign currency contracts.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any level to be disclosed. The end of period timing recognition has been adopted for transfers between levels of the Fund’s assets and liabilities. For the six months ended February 29, 2016, there were no transfers between levels for the Fund.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a

34

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expense, purchases, and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Dividends to Shareholders

Dividends from net investment income of the Fund normally will be declared and paid at least annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations, if applicable. For the six months ended February 29, 2016, the Fund did not have commission recapture income.

Allocation of Income, Expenses, Gains, and Losses

Income, expenses (other than those attributable to a specific class), gains, and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made

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in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

4. Securities and other Investments

Emerging Markets Debt

The Fund may invest in emerging markets debt. The Fund’s emerging markets debt securities may include obligations of government and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging markets governments, such issues may be unwilling to pay interest and repay principal when due, either due to inability to pay or submission to political pressure not to pay, and as a result my default, declare temporary suspensions of interest payments or require that the conditions of payments be renegotiated.

Repurchase Agreements

A repurchase agreement is a fixed income security in the form of an agreement between a Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer to be held by an eligible third-party custodian. Under the agreement a Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week. The price for the seller to repurchase the securities is greater than a Fund’s purchase price, reflecting an agreed upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, a Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Repurchase agreements may exhibit the economic characteristics of loans by a Fund.

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event, a Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. A Fund may incur various expenses in connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the collateral held through a third-party custodian and possible inability to enforce the Fund’s rights. The Board has established procedures pursuant to which the Manager monitors the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.

The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or registered broker-dealers who, in the opinion of the Manager, present a minimal risk of default during the term of the agreement. The underlying securities which serve as collateral for repurchase agreements may include fixed income and equity securities such as U.S. government and agency securities, municipal obligations, corporate obligations, asset-backed securities, mortgage-backed securities, common and preferred stock, American Depositary Receipts, exchange-traded funds and convertible securities. There is no percentage restriction on each Fund’s ability to enter into repurchase agreements with terms of seven days or less.

Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will

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establish a segregated account with the custodian containing liquid assets having at least equal value to the repurchase price.

Certificate of Deposit

A savings certificate entitling the bearer to receive interest. A Certificate of Deposit (“CD”) bears a fixed maturity date, has a specified fixed interest rate, and can be issued in any denomination. CDs are generally issued by commercial banks and are currently insured by the Federal Deposit Insurance Corporation (FDIC) up to a maximum of $250,000. CDs are generally offered at terms ranging from one month to five years.

Inflation-Indexed Bonds

The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Pay In-Kind Securities

The Fund may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statement of Assets and Liabilities.

Illiquid and Restricted Securities

The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Illiquid and restricted securities held by the Fund at the six months ended February 29, 2016, are disclosed in the Notes to the Schedule of Investments.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

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American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear a proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholder’s directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

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Notes to Financial Statements

February 29, 2016 (Unaudited)

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

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American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Short Sales

The Fund may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot

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Notes to Financial Statements

February 29, 2016 (Unaudited)

exceed the total amount invested. Short positions held by the Fund at the six months ended February 29, 2016, are disclosed in the Notes to the Schedule of Investments.

Master Agreements

The Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Options Contracts

The Fund may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result

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Notes to Financial Statements

February 29, 2016 (Unaudited)

bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Fund’s exposure to unfavorable movements of the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Options

For the six months ended February 29, 2016, the Fund purchased/sold options primarily for return enhancement, hedging and exposing cash to markets.

The Fund’s option and swaption contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of options contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end (in thousands).

Average Purchased Option and Swaption Notional Amounts Outstanding
Fund	Period ended February 29, 2016
Flexible Bond	$ 397,143

Average Written Option and Swaption Notional Amounts Outstanding
Fund	Period ended February 29, 2016
Flexible Bond	$305,100

Straddle Options

The Fund may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

Swap Agreements

The Fund may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Fund may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

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American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee pursuant to procedures approved by the Board.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of periodic premium throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure up to the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

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American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation that the Fund owns or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default that the Fund does not own.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent a market participant view of the likelihood or risk of default for the underlying referent security to credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

44

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of February 29, 2016 for which the Fund is the seller of protection are disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

For the six months ended February 29, 2016, the Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.

The Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the average quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end (in thousands).

Average Credit Default Swap Notional Amounts Outstanding
Fund	Period ended February 29, 2016
Flexible Bond	$ 19,031

Interest Rate Swap Agreements

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.

For the six months ended February 29, 2016, the Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.

The Fund’s interest rate swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the average quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end (in thousands).

Average Interest Rate Swap Notional Amounts Outstanding
Fund	Period ended February 29, 2016
Flexible Bond	$ 1,776,574

Total Return Swap Agreements

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

For the period ended February 29, 2016, the Fund did not have any total return swap agreements outstanding.

45

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

Inflation Swap Agreements

An inflation swap involves the use of inflation derivatives (or inflation-indexed derivatives) to transfer inflation risk from one party to another. The derivatives used may be over-the-counter or exchange-traded derivatives. Inflation swaps frequently include real rate swaps, such as asset swaps of inflation-indexed bonds. Inflation swaps are simply a linear form of such derivatives. Real rate swaps consist of the nominal interest swap rate minus the corresponding inflation swap.

In an inflation swap, one party pays a fixed rate on a notional principal amount, while the other party pays a floating rate linked to an inflation index, such as the Consumer Price Index (CPI). The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.

There are three main types of inflation swap. In a standard interbank inflation-linked swap, or zero-coupon inflation-linked swap, cash flow is exchanged on the maturity date. This swap pays out the exact value of the cumulative inflation for a fixed capital sum over a determined period.

In a year-on-year inflation-linked swap, inflation is used on an annual basis rather than a cumulative one. Typically, an inflation swap is priced on a zero-coupon basis, with payment exchanged upon maturity. One party pays the compound fixed rate, while the other pays the actual inflation rate for the term of the swap. In Europe, inflation swaps are typically paid on a year-on-year basis where the year-on-year rate of change of the price index is paid. In the United States, payment is more typically on a month-on-month basis, although the inflation rate used is still the year-on-year rate.

In an inflation-linked income swap two cash flows are exchanged, each of which follows the inflation index. One party pays a fixed inflation increase annually over the period of the contract. The other party pays the actual inflation over the period of the contract. The swap itself consists of a series of zero-coupon swaps. Other traded inflation derivatives include caps, floors, and straddles, which are usually priced against year-on-year swaps.

For the six months ended February 29, 2016, the Fund entered into inflation swap agreements primarily for return enhancement, hedging, and exposing cash to markets.

The Fund’s inflation-linked swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the average quarterly volume of inflation-linked swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end (in thousands).

Average Inflation-Linked Swap Notional Amounts Outstanding
Fund	Period ended February 29, 2016
Flexible Bond	$ 27,099

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

For the six months ended February 29, 2016, the Fund entered into foreign currency exchange contracts primarily for return enhancement and hedging.

46

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

The Fund’s foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following tables illustrate the average quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each quarter end (in thousands).

Average Forward Foreign Currency Notional Amount Outstanding - Purchased Contracts
Fund	Period ended February 29, 2016
Flexible Bond	$ 50,763

Average Forward Foreign Currency Notional Amount Outstanding - Sold Contracts
Fund	Period ended February 29, 2016
Flexible Bond	$ 94,899

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as Cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

For the six months ended February 29, 2016, the Fund entered into futures contracts primarily for return enhancement, hedging and exposing cash to markets.

The Fund’s futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period ended February 29, 2016
Flexible Bond	500

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

47

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

Fair values of financial instruments on the Statement of Assets and Liabilities as of February 29, 2016 (in thousands):

	Derivatives not accounted for as hedging instruments
Assets:	Credit contracts	Foreign exchange contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of foreign currency contracts	$-	$1,977	$-	$-	$1,977
Receivable for variation margin from open futures contracts(2)	-	-	12	-	12
Unrealized appreciation from swap agreements	51	-	1,225	35	1,311
Purchased options and swaptions outstanding	-	49	479	22	550

	$51	$2,026	$1,716	$57	$3,850

Liabilities:
Unrealized depreciation of foreign currency contracts	$-	$(1,517)	$-	$-	$(1,517)
Payable for variation margin from open futures contracts(2)	-	-	(588)	-	(588)
Unrealized depreciation from swap agreements	(36)	-	(4,276)	(82)	(4,394)
Written options and swaptions outstanding	- *	(67)	(519)	-	(586)

	$(36)	$(1,584)	$(5,383)	$(82)	$(7,085)

*Amount is less than $500. The effect of financial derivative instruments on the Statement of Operations for the six months ended February 29, 2016 (in thousands):

	Derivatives not accounted for as hedging instruments
Realized gain (loss) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Interest rate contracts	Equity contracts	Total
Net realized gain (loss) from foreign currency transactions	$-	$(1,179)	$-	$-	$(1,179)

Net realized gain (loss) from futures contracts	-	10	55	-	65

Net realized gain (loss) from swap agreements	(247)	-	(1,291)	-	(1,538)
Net realized gain (loss) from option and swaption contracts	2	13	67	(72)	10

	$(245)	$(1,156)	$(1,169)	$(72)	$(2,642)

Net change in unrealized appreciation or (depreciation) of derivatives recognized as a result from operations:
Change in net unrealized appreciation (depreciation) from foreign currency transactions	$-	$1,545	$-	$-	$1,545
Change in net unrealized appreciation (depreciation) from futures contracts	-	-	(497)	-	(497)
Change in net unrealized appreciation (depreciation) from swap agreements	193	-	(2,132)	582	(1,357)
Change in net unrealized appreciation (depreciation) from option and swaption contracts	1	74	(105)	(13)	(43)
Change in net unrealized appreciation (depreciation) from short sales	24	-	-	-	24

	$218	$1,619	$(2,734)	$569	$(328)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investment footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6. Principal Risks

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Fund’s income. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the

48

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

financial statements. Some of the Fund’s investments may be illiquid and the Fund may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks

The Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. Furthermore, to the extent that unpaid amounts owed to the Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. The Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Fund subsequently falls, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

49

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury bills and US dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements. The fair value of OTC financial derivative transactions net of collateral received in or pledged by counterparty as of period end is disclosed in the Notes to the Schedule of Investments.

Offsetting Assets and Liabilities

The Fund is party to enforceable master netting agreements between brokers and counterparties, such as ISDA, Master Repo Agreements and Master Forward Agreements which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. Exchange traded futures and centrally cleared swap positions are not subject to master netting agreements, and as such are not included within the table. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be

50

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, February 29, 2016 (in thousands).

Flexible Bond Fund

Offsetting of Financial Assets and Derivative Assets as of February 29, 2016:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities

Swap agreements	$ 2,142	$ -	$ 2,142
Purchased options and swaptions outstanding	550	-	550
Foreign currency contracts	1,977	-	1,977
Repurchase agreements	400	-	400

	$ 5,069	$ -	$ 5,069

Offsetting of Financial Liabilities and Derivative Liabilities as of February 29, 2016:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities

Swap agreements	$ (2,755)	$ -	$ (2,755)
Written options and swaptions outstanding	(586)	-	(586)
Foreign currency contracts	(1,517)	-	(1,517)
Reverse repurchase agreements	(28,234)	-	(28,234)

	$ (33,092)	$ -	$ (33,092)

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of February 29, 2016:

	Net amount of Liabilities Presented in the Statement of Assets and Liabilities		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty			Financial Instruments	Cash Collateral Received		Net Amount
Bank of America, N.A.	$(164)		$-	$-		$(164)
Barclays Bank PLC	(60)		-	-		(60)
Barclays Capital	30		-	-		30
BNP Paribas, N.A.	(20)		-	-		(20)
Bank of Nova Scotia	(27,455)		27,455	-		-
CitiBank, N.A	(442)		-	(260)		(182)
Credit Suisse International	23		-	-		23
Credit Suisse Securities USA LLC	-		-	743		(743)
Deutsche Bank AG	6		(400)	(90)		(304)
Goldman Sachs Bank USA	(131)		-	-		(131)
Goldman Sachs Capital Market LP	(17)		-	324		(341)
Goldman Sachs International	2		-	-		2
HSBC Bank USA	1,026		-	-		1,026
JPMorgan Chase Bank, N.A.	-	*	-	-	*	-	*
Morgan Stanley & Co. Inc.	(33)		-	1,062		(1,095)
Morgan Stanley Capital	(25)		-	-		(25)
National Australia Bank Ltd.	(9)		-	-		(9)
Options Clearing Corp.	24		-	-		24
Royal Bank of Scotland	(780)		780	-		-
State Street Bank and Trust Company	2		-	-		2

	$(28,023)		$27,835	$1,779		$(1,967)

*Amount is less than $500.

51

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecognized tax benefits in the accompanying financial statements. The tax periods ended August 31, 2012, 2013, 2014, and 2015 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation or depreciation, as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid was as follows (in thousands):

	Six Months ended February 29, 2016	Year ended August 31, 2015
Distributions paid from:	(unaudited)
Ordinary income*:
Institutional Class	$4,395	$4,119
Y Class	1,366	1,023
Investor Class	216	349
A Class	392	525
C Class	126	139

Total distributions paid	$6,495	$6,155

*For tax purposes, short-term capital gains are considered ordinary income distributed.

As of February 29, 2016, the components of distributable earnings (deficits) on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes**	$202,501
Unrealized appreciation	5,769
Unrealized depreciation	(18,314)

Net unrealized appreciation (depreciation)	(12,545)

Undistributed ordinary income	-
Undistributed long-term capital gains	-
Accumulated capital and other losses	(14,216)
Other temporary differences	(574)

Distributable earnings (deficit)	$(27,335)

**Includes fair value of swap agreements.

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation or depreciation are attributable primarily to the tax deferral of losses from wash sales and the realization for tax purposes of unrealized gain (losses) on certain derivative instruments.

52

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

Due to inherent differences in the recognition of income and expenses and realized gains (losses) under U.S. GAAP and federal tax regulation, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from foreign currency, paydowns, swap income, and distributions that have been reclassified as of February 29, 2016 (in thousands):

Paid-in-capital	$(173)
Undistributed net investment income	(4,593)
Accumulated net realized gain(loss)	4,766
Unrealized appreciation(depreciation) of investments, foreign currency translations, futures contracts, swap agreements, and option and swaption contracts	-

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of February 29, 2016, the Fund has $5,663 short-term and $8,533 long term post RIC MOD capital loss carryforwards (in thousands).

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments other than short-term obligations for the six months ended February 29, 2016 were as follows (in thousands):

	Purchases	Sales
Securities	$266,318	$271,492
U.S. Treasury Obligations	86,973	102,553

9. Option Contracts Written

The premium amount and number of option contracts written during the six months ended February 29, 2016 were as follows (shown in thousands):

	Number of Contracts	Notional Amount	Amount of Premiums
Outstanding at August 31, 2015	(91,992)	$ (163,220)	$ (690)

Options written	(35,036)	(34,917)	(351)
Options expired	37,613	37,743	166
Options exercised	8,101	8,101	48
Options closed	25,296	25,296	354

Outstanding at February 29, 2016	(56,018)	$ (126,997)	$ (473)

53

American Beacon Flexible Bond FundSM

Notes to Financial Statements

February 29, 2016 (Unaudited)

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund (dollars and shares in thousands):

For the Six Months ended February 29, 2016

	Institutional Class		Y Class		Investor Class
Flexible Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	546	$ 5,236	730	$ 6,967	158	$ 1,517
Reinvestment of dividends	467	4,390	145	1,363	23	214
Shares redeemed	(5,806)	(55,488)	(1,826)	(17,258)	(484)	(4,572)

Net (decrease) in shares outstanding	(4,793)	$(45,862)	(951)	$(8,928)	(303)	$(2,841)

	A Class		C Class
Flexible Bond Fund	Shares	Amount	Shares	Amount
Shares sold	218	$ 2,058	65	$ 610
Reinvestment of dividends	30	279	13	120
Shares redeemed	(580)	(5,511)	(316)	(3,015)

Net (decrease) in shares outstanding	(332)	$(3,174)	(238)	$(2,285)

For the Year ended August 31, 2015

	Institutional Class		Y Class		Investor Class
Flexible Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,136	$41,536	3,213	$32,530	251	$ 2,541
Reinvestment of dividends	402	4,053	101	1,013	34	344
Shares redeemed	(4,906)	(50,139)	(2,466)	(24,977)	(1,878)	(19,036)

Net increase (decrease) in shares outstanding	(368)	$(4,550)	848	$ 8,566	(1,593)	$(16,151)

	A Class		C Class
Flexible Bond Fund	Shares	Amount	Shares	Amount
Shares sold	303	$ 3,069	161	$ 1,618
Reinvestment of dividends	35	354	13	124
Shares redeemed	(1,419)	(14,260)	(526)	(5,264)

Net (decrease) in shares outstanding	(1,081)	$(10,837)	(352)	$(3,522)

54

American Beacon Flexible Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class

	Six Months Ended February 29,		Year Ended August 31,				July 5 to August 31,
	2016 F		2015	2014	2013	2012	2011

	(unaudited)
Net asset value, beginning of period	$9.77		$10.33	$10.21	$10.48	$10.05	$10.00

Income from investment operations:
Net investment income	0.10		0.29	0.21	0.34	0.02	0.02
Net gains (losses) on investments (both realized and unrealized)	(0.33)		(0.57)	0.16	(0.24)	0.59	0.05

Total income (loss) from investment operations	(0.23)		(0.28)	0.37	0.10	0.61	0.07

Less distributions:
Dividends from net investment income	(0.33)		(0.28)	(0.18)	(0.23)	(0.18)	(0.02)
Distributions from net realized gains	–		–	(0.07)	(0.14)	–	–
Return of capital	–		–	–	–	–	0.00	E

Total distributions	(0.33)		(0.28)	(0.25)	(0.37)	(0.18)	(0.02)

Net asset value, end of period	$9.21		$9.77	$10.33	$10.21	$10.48	$10.05

Total return A	(2.42)%	B	(2.59)%	3.70%	0.83%	6.34%	0.70%	B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$110,500		$164,119	$177,201	$127,322	$13,095	$28,105
Ratios to average net assets:
Expenses, before reimbursements	1.23%		1.27%	1.24%	1.22%	1.42%	3.58%C
Expenses, net of reimbursements	0.90%		0.90%	0.90%	0.90%	0.90%	–%C
Net investment income (loss), before expense reimbursements	2.19%		2.37%	1.61%	0.84%	0.44%	(2.37)%C
Net investment income, net of reimbursements	2.52%		2.74%	1.94%	1.15%	0.96%	1.20%C
Portfolio turnover rate	131%		492%	387%	112%	88%	44%D

	Y Class

	Six Months Ended February 29,		Year Ended August 31,				July 5 to August 31,
	2016 F		2015	2014	2013	2012	2011

	(unaudited)
Net asset value, beginning of period	$9.77		$10.33	$10.22	$10.51	$10.05	$10.00

Income from investment operations:
Net investment income	0.07		0.29	0.18	0.22	0.10	0.02
Net gains (losses) on investments (both realized and unrealized)	(0.31)		(0.58)	0.17	(0.15)	0.53	0.05

Total income (loss) from investment operations	(0.24)		(0.29)	0.35	0.07	0.63	0.07

Less distributions:
Dividends from net investment income	(0.32)		(0.27)	(0.17)	(0.22)	(0.17)	(0.02)
Distributions from net realized gains	–		–	(0.07)	(0.14)	–	–

Total distributions	(0.32)		(0.27)	(0.24)	(0.36)	(0.17)	(0.02)

Net asset value, end of period	$9.21		$9.77	$10.33	$10.22	$10.51	$10.05

Total return A	(2.48)%	B	(2.68)%	3.51%	0.58%	6.20%	0.69%	B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$32,981		$44,285	$38,034	$39,898	$13,132	$144
Ratios to average net assets:
Expenses, before reimbursements	1.29%		1.34%	1.29%	1.26%	1.49%	18.27%C
Expenses, net of reimbursements	0.99%		0.99%	0.99%	0.99%	0.99%	–%C
Net investment income (loss), before expense reimbursements	2.15%		2.33%	1.51%	0.91%	0.54%	(17.04)%C
Net investment income, net of reimbursements	2.45%		2.68%	1.81%	1.19%	1.04%	1.23%C
Portfolio turnover rate	131%		492%	387%	112%	88%	44%D

A Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B Not annualized.

C Annualized.

D Portfolio turnover rate is for the period from July 5, 2011, inception date, through August 31, 2011 and is not annualized.

E Amount represents less than $0.01 per share.

F On September 30, 2015, GAM International Management, Ltd. was terminated and ceased managing assets of the Flexible Bond Fund. On August 28, 2015, Payden & Rygel Investment Group began managing assets of the Flexible Bond Fund.

55

American Beacon Flexible Bond FundsSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class

	Six Months Ended February 29,	Year Ended August 31,				July 5 to August 31,
	2016 F	2015	2014	2013	2012	2011

	(unaudited)
Net asset value, beginning of period	$9.76	$10.31	$10.21	$10.51	$10.07	$10.00

Income from investment operations:
Net investment income (loss)	(0.52)	(0.33)	0.02	0.18	0.09	0.02
Net gains (losses) on investments (both realized and unrealized)	0.26	0.01	0.30	(0.13)	0.52	0.07

Total income (loss) from investment operations	(0.26)	(0.32)	0.32	0.05	0.61	0.09

Less distributions:
Dividends from net investment income	(0.30)	(0.23)	(0.15)	(0.21)	(0.17)	(0.02)
Distributions from net realized gains	–	–	(0.07)	(0.14)	–	–

Total distributions	(0.30)	(0.23)	(0.22)	(0.35)	(0.17)	(0.02)

Net asset value, end of period	$9.20	$9.76	$10.31	$10.21	$10.51	$10.07

Total return A	(2.70)%B	(3.01)%	3.13%	0.38%	5.99%	0.90%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$4,340	$7,561	$24,411	$56,015	$21,245	$277
Ratios to average net assets:
Expenses, before reimbursements	1.47%	1.51%	1.43%	1.54%	1.76%	8.22%C
Expenses, net of reimbursements	1.27%	1.27%	1.27%	1.27%	1.27%	–%C
Net investment income (loss), before expense reimbursements	1.92%	2.15%	1.34%	0.65%	0.30%	(6.93)%C
Net investment income, net of reimbursements	2.12%	2.38%	1.50%	0.92%	0.79%	1.29%C
Portfolio turnover rate	131%	492%	387%	112%	88%	44%D

	A Class

	Six Months Ended February 29,	Year Ended August 31,				July 5 to August 31,
	2016 F	2015	2014	2013	2012	2011

	(unaudited)
Net asset value, beginning of period	$9.72	$10.27	$10.16	$10.49	$10.06	$10.00

Income from investment operations:
Net investment income	0.03	0.12	0.10	0.21	0.07	0.02
Net gains (losses) on investments (both realized and unrealized)	(0.28)	(0.44)	0.21	(0.18)	0.51	0.06

Total income (loss) from investment operations	(0.25)	(0.32)	0.31	0.03	0.58	0.08

Less distributions:
Dividends from net investment income	(0.30)	(0.23)	(0.13)	(0.22)	(0.15)	(0.02)
Distributions from net realized gains	–	–	(0.07)	(0.14)	–	–

Total distributions	(0.30)	(0.23)	(0.20)	(0.36)	(0.15)	(0.02)

Net asset value, end of period	$9.17	$9.72	$10.27	$10.16	$10.49	$10.06

Total return A	(2.58)%B	(3.14)%	3.12%	0.16%	5.70%	0.80%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$11,280	$15,191	$27,146	$41,376	$10,387	$2,064
Ratios to average net assets:
Expenses, before reimbursements	1.61%	1.66%	1.68%	1.67%	1.93%	4.49%C
Expenses, net of reimbursements	1.29%	1.29%	1.38%	1.39%	1.39%	–%C
Net investment income (loss), before expense reimbursements	1.82%	1.95%	1.10%	0.50%	0.05%	(3.25)%C
Net investment income, net of reimbursements	2.14%	2.32%	1.40%	0.79%	0.59%	1.24%C
Portfolio turnover rate	131%	492%	387%	112%	88%	44%D

A Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B Not annualized.

C Annualized.

D Portfolio turnover rate is for the period from July 5, 2011, inception date, through August 31, 2011 and is not annualized.

E Amount represents less than $0.01 per share.

F On September 30, 2015, GAM International Management, Ltd. was terminated and ceased managing assets of the Flexible Bond Fund. On August 28, 2015, Payden & Rygel Investment Group began managing assets of the Flexible Bond Fund.

56

American Beacon Flexible Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class

	Six Months Ended February 29,	Year Ended August 31,				July 5 to August 31,
	2016 F	2015	2014	2013	2012	2011

	(unaudited)
Net asset value, beginning of period	$9.69	$10.22	$10.11	$10.49	$10.09	$10.00

Income from investment operations:
Net investment income (loss)	(0.05)	0.07	0.02	0.14	0.04	0.02
Net gains (losses) on investments (both realized and unrealized)	(0.24)	(0.46)	0.22	(0.19)	0.48	0.09

Total income (loss) from investment operations	(0.29)	(0.39)	0.24	(0.05)	0.52	0.11

Less distributions:
Dividends from net investment income	(0.24)	(0.14)	(0.06)	(0.19)	(0.12)	(0.02)
Distributions from net realized gains	–	–	(0.07)	(0.14)	–	–

Total distributions	(0.24)	(0.14)	(0.13)	(0.33)	(0.12)	(0.02)

Net asset value, end of period	$9.16	$9.69	$10.22	$10.11	$10.49	$10.09

Total return A	(3.00)%B	(3.81)%	2.37%	(0.54)%	5.15%	1.11%B

Ratios and supplemental data:
Net assets, end of period (in thousands)	$4,560	$7,133	$11,127	$15,292	$5,641	$380
Ratios to average net assets:
Expenses, before reimbursements	2.36%	2.40%	2.43%	2.43%	2.74%	9.66%C
Expenses, net of reimbursements	2.04%	2.04%	2.13%	2.14%	2.14%	–%C
Net investment income (loss), before expense reimbursements	1.04%	1.21%	0.35%	(0.24)%	(0.73)%	(8.48)%C
Net investment income (loss), net of reimbursements	1.36%	1.57%	0.66%	0.04%	(0.13)%	1.18%C
Portfolio turnover rate	131%	492%	387%	112%	88%	44%D

A Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B Not annualized.

C Annualized.

D Portfolio turnover rate is for the period from July 5, 2011, inception date, through August 31, 2011 and is not annualized.

E Amount represents less than $0.01 per share.

F On September 30, 2015, GAM International Management, Ltd. was terminated and ceased managing assets of the Flexible Bond Fund. On August 28, 2015, Payden & Rygel Investment Group began managing assets of the Flexible Bond Fund.

57

American Beacon Funds

Affirmation of the Commodity Pool Operation

February 29, 2016 (Unaudited)

To the best of my knowledge and belief, the information contained in the attached financial statements for the period from September 1, 2015 to February 29, 2016, is accurate and complete.

Melinda G. Heika, Treasurer

American Beacon Advisors, Inc.

Commodity Pool Operator for the American Beacon Flexible Bond Fund

58

Disclosure Regarding the Board of Trustees’ Approval of the Management

Agreement and Investment Advisory Agreements of the Funds (unaudited)

At its August 5-6, 2015 meetings, the Board of Trustees (“Board”) considered the approval of a new investment advisory agreement among American Beacon Advisors, Inc. (“Manager”), Payden & Rygel (“P&R”), and the American Beacon Funds (“Trust”), on behalf of the American Beacon Flexible Bond Fund (“Flexible Bond Fund”) (“P&R Agreement”). Prior to the meeting, the Board requested and reviewed information provided by P&R in connection with its consideration of the P&R Agreement, and the Investment Committee of the Board met with representatives of P&R.

Provided below is an overview of the primary factors considered by the Board at its August 5-6, 2015 meetings at which the Board considered the approval of the P&R Agreement. In determining whether to approve the P&R Agreement, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of P&R; (3) the costs to be incurred by P&R in rendering its services and the resulting profits or losses; (4) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (5) whether the proposed fee rates reflect these economies of scale, if any, for the benefit of investors; (6) comparisons of services and fees with contracts entered into by P&R with other clients; and (7) any other benefits derived or anticipated to be derived by P&R from its relationship with the Flexible Bond Fund.

The Board did not identify any particular information that was most relevant to its consideration of the P&R Agreement, and each Trustee may have afforded different weight to the various factors. The Trustees posed questions to various management personnel of P&R regarding certain key aspects of the materials submitted in support of the approval. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the P&R Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of the P&R Agreement were reasonable and fair and that the approval of the P&R Agreement was in the best interests of the Flexible Bond Fund.

Nature, extent and quality of the services to be provided by P&R. The Board considered information regarding P&R’s principal business activities, its reputation, financial condition and overall capabilities to perform the services under the P&R Agreement. In addition, the Board considered the background and experience of the personnel who will be assigned responsibility for managing P&R’s allocation of the Flexible Bond Fund. The Board also considered P&R’s investment resources, infrastructure and the adequacy of its compliance program. In addition, the Board took into consideration the Manager’s recommendation of P&R. The Board considered P&R’s representation regarding the strength of its financial condition and that its current and projected staffing levels were adequate to service the Fund. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by P&R were appropriate for the Flexible Bond Fund in light of its investment objective, and, thus, supported a decision to approve the P&R Agreement.

Performance of P&R. The Board evaluated the information provided by P&R regarding the performance of the Absolute Return Composite and the Similar Fund relative to performance of the Index. The Board considered information provided by P&R reflecting that the Absolute Return Composite outperformed the Index for the 1-, 3-, and 5-year and since-inception periods, and the Similar Fund outperformed the Index for the year-to-date and since-inception periods. Based on the foregoing information, the Board concluded that the historical investment performance record of P&R supported approval of the P&R Agreement.

Comparisons of the amounts to be paid under the Agreement with those under contracts between P&R and its other clients. In evaluating the P&R Agreement, the Board reviewed P&R’s proposed advisory fee schedule for services to be performed by P&R on behalf of the Flexible Bond Fund. The Board considered that P&R’s investment advisory fee rate under the P&R Agreement would be paid to P&R by the Flexible Bond Fund. The Board considered information provided by P&R’s reflecting that the advisory fee rate proposed for the Flexible Bond Fund was lower than the advisory fee rate charged to the Similar Fund and the same as the advisory fee rate that P&R charges to a typical client in the Absolute Return Strategy. The Board considered that the proposed advisory fee rate was lower at all asset levels than the advisory fee rate for the existing sub-advisor that P&R would replace. After evaluating this information, the Board concluded that the advisory fee rate under the P&R Agreement was reasonable in light of the services to be provided to the Flexible Bond Fund.

Costs of the services to be provided and profits to be realized by P&R and its affiliates from its relationship with the Fund. The Board did not consider the costs of the services to be provided and profits to be realized by P&R from its relationship with the Flexible Bond Fund, noting instead the arm’s length nature of the relationship between the Manager and P&R with respect to the negotiation of the advisory fee rate on behalf of the Flexible Bond Fund.

Economies of Scale. The Board considered P&R’s representation that the breakpoints included in the proposed advisory fee rate reflects potential economies of scale for the benefit of the Flexible Bond Fund’s investors.

Benefits to be derived by P&R from the relationship with the Fund. The Board considered the “fall-out” or ancillary benefits that might accrue to P&R as a result of its relationship with the Flexible Bond Fund, including that serving as a sub-advisor to the Flexible Bond Fund may enhance P&R’s business reputation and name recognition. Based on the foregoing information, the Board concluded that the potential benefits accruing to P&R by virtue of its relationship with the Flexible Bond Fund appear to be fair and reasonable.

Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or P&R, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), concluded that the proposed investment advisory fee rate is fair and reasonable and that the approval of the Agreement is in the best interests of the Flexible Bond Fund and approved the Agreement.

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61

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail: american_beacon.funds@ambeacon.com	On the Internet: Visit our website at www.americanbeaconfunds.com

By Telephone: Institutional, Y, and Investor Classes Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-1520. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each quarter.

Availability of Proxy Voting Policy and Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended August 31 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Boston, Massachusetts	TRANSFER AGENT Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Foreside Fund Services, LLC Portland, Maine

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Flexible Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 2/16

ITEM 2. CODE OF ETHICS.

The Trust has adopted a code of ethics that applies to its principal executive and financial officers (the “Code”). The trust amended its code November 12, 2003 to disclose the removal of terminated Investment Companies. The Trust did not grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1. The Code is filed herewith as Exhibit 99.CODE.ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust’s Board of Trustees has determined that Ms. Brenda A. Cline, a member of the Trust’s Audit and Compliance Committee, is an “audit committee financial expert” as defined in Form N-CSR. Ms. Brenda Cline is “independent” as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Gene L. Needles, Jr.

Gene L. Needles, Jr.
President
American Beacon Funds
Date: May 10, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene L. Needles, Jr.

Gene L. Needles, Jr.
President
American Beacon Funds
Date: May 10, 2016

By /s/ Melinda G. Heika

Melinda G. Heika
Treasurer
American Beacon Funds
Date: May 10, 2016